UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                              AQR Funds

(Exact name of registrant as specified in charter)

                    One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
       (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2022 to March 31, 2023

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Semi-Annual Report
March 31, 2023 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
6
AQR International Multi-Style Fund
..................................................................
14
AQR Emerging Multi-Style II Fund
...................................................................
18
AQR Large Cap Momentum Style Fund
...............................................................
23
AQR Small Cap Momentum Style Fund
...............................................................
29
AQR International Momentum Style Fund
..............................................................
38
AQR Large Cap Defensive Style Fund
................................................................
43
AQR International Defensive Style Fund
...............................................................
48
AQR Global Equity Fund
..........................................................................
53
Financial Statements and Notes
........................................................................
62
Fund Expense Examples (Unaudited)
....................................................................
108

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Aerospace & Defense - 3.0%
Curtiss-Wright Corp.
7,365 1,298,155
General Dynamics Corp.
31,816 7,260,729
Howmet Aerospace, Inc.
40,076 1,698,020
Huntington Ingalls Industries, Inc.
16,119 3,336,955
Lockheed Martin Corp.
15,377 7,269,169
Textron, Inc.
107,934 7,623,379
28,486,407
Automobile Components - 0.6%
BorgWarner, Inc.
84,570 4,153,233
Lear Corp.
7,986 1,113,967
5,267,200
Automobiles - 1.2%
General Motors Co.
259,459 9,516,956
Tesla, Inc.
11,058 2,294,093
11,811,049
Banks - 1.6%
Citigroup, Inc.
57,494 2,695,894
First Citizens BancShares, Inc.,
Class A 390 379,509
FNB Corp.
30,369 352,280
JPMorgan Chase & Co.
39,446 5,140,208
M&T Bank Corp.
6,219 743,606
Popular, Inc.
107,169 6,152,572
15,464,069
Biotechnology - 2.0%
AbbVie, Inc.
3,580 570,544
Amgen, Inc.
10,707 2,588,417
Biogen, Inc. *
11,621 3,230,987
Gilead Sciences, Inc.
13,578 1,126,567
Horizon Therapeutics plc *
5,383 587,501
Moderna, Inc. *
23,263 3,572,731
Regeneron Pharmaceuticals, Inc. *
895 735,395
United Therapeutics Corp. *
29,190 6,537,392
18,949,534
Broadline Retail - 2.0%
Amazon.com, Inc.
96,613 9,979,157
Macy's, Inc.
499,340 8,733,456
18,712,613
Building Products - 1.6%
Builders FirstSource, Inc. *
79,517 7,059,519
Masterbrand, Inc. *
71,736 576,757
Owens Corning
77,276 7,403,041
Trane Technologies plc
1,767 325,093
15,364,410
INVESTMENTS SHARES VALUE ($)
Capital Markets - 0.8%
Ameriprise Financial, Inc.
22,509 6,899,009
Morgan Stanley
5,289 464,374
7,363,383
Chemicals - 3.4%
CF Industries Holdings, Inc.
101,036 7,324,100
Chemours Co. (The)
89,329 2,674,510
Huntsman Corp.
224,457 6,141,144
LyondellBasell Industries NV, Class
A 77,709 7,296,098
Mosaic Co. (The)
94,087 4,316,712
Olin Corp.
76,175 4,227,712
31,980,276
Commercial Services & Supplies - 0.9%
Cintas Corp.
1,315 608,424
Copart, Inc. *
10,142 762,780
Waste Management, Inc.
43,926 7,167,405
8,538,609
Communications Equipment - 0.9%
Cisco Systems, Inc. 158,269 8,273,512
Construction & Engineering - 0.0% (a)
Valmont Industries, Inc. 1,443 460,721
Construction Materials - 0.1%
Eagle Materials, Inc. 6,584 966,202
Consumer Finance - 0.3%
SLM Corp.
80,562 998,163
Synchrony Financial
73,384 2,134,007
3,132,170
Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos., Inc., Class A
4,409 91,619
Costco Wholesale Corp.
5,737 2,850,543
Kroger Co. (The)
147,970 7,305,279
Target Corp.
24,912 4,126,175
Walgreens Boots Alliance, Inc.
90,998 3,146,711
Walmart, Inc.
56,207 8,287,722
25,808,049
Containers & Packaging - 0.8%
Berry Global Group, Inc.
60,902 3,587,128
International Paper Co.
93,071 3,356,140
Westrock Co.
33,640 1,025,011
7,968,279
Distributors - 0.0% (a)
LKQ Corp. 8,234 467,362
Diversified Consumer Services - 0.4%
H&R Block, Inc. 96,640 3,406,560
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 494,460 9,518,355

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 0.5%
NRG Energy, Inc. 132,958 4,559,130
Electrical Equipment - 1.1%
Acuity Brands, Inc.
41,644 7,609,608
Generac Holdings, Inc. *
24,835 2,682,428
10,292,036
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc. *
95,027 11,866,021
CDW Corp.
1,804 351,582
Jabil, Inc.
98,238 8,660,662
20,878,265
Entertainment - 0.5%
Activision Blizzard, Inc.
21,255 1,819,215
Playtika Holding Corp. *
253,569 2,855,187
4,674,402
Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B *
43,607 13,464,533
Mastercard, Inc., Class A
8,627 3,135,138
Visa, Inc., Class A
10,426 2,350,646
18,950,317
Food Products - 0.8%
Archer-Daniels-Midland Co.
35,067 2,793,437
Pilgrim's Pride Corp. *
22,078 511,768
Tyson Foods, Inc., Class A
65,174 3,866,122
7,171,327
Ground Transportation - 1.0%
Avis Budget Group, Inc. *
10,410 2,027,868
Knight-Swift Transportation
Holdings, Inc. 9,438 534,002
Landstar System, Inc.
2,004 359,237
Ryder System, Inc.
5,773 515,183
Schneider National, Inc., Class B
126,122 3,373,763
U-Haul Holding Co.
1,585 94,545
XPO, Inc. *
91,582 2,921,466
9,826,064
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 6,000 607,560
Health Care Providers & Services - 3.9%
CVS Health Corp.
66,540 4,944,587
Elevance Health, Inc.
24,456 11,245,113
McKesson Corp.
9,346 3,327,643
Molina Healthcare, Inc. *
25,826 6,908,197
UnitedHealth Group, Inc.
10,332 4,882,800
Universal Health Services, Inc.,
Class B 41,817 5,314,941
36,623,281
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc. *
1,209 3,206,764
Expedia Group, Inc. *
11,231 1,089,744
Travel + Leisure Co.
14,175 555,660
4,852,168
Household Durables - 1.3%
Lennar Corp., Class A
27,071 2,845,433
PulteGroup, Inc.
77,305 4,505,336
Toll Brothers, Inc.
88,810 5,331,264
12,682,033
Household Products - 1.3%
Procter & Gamble Co. (The) 81,758 12,156,597
Industrial Conglomerates - 0.6%
3M Co. 55,807 5,865,874
Insurance - 4.1%
Allstate Corp. (The)
86,235 9,555,700
American International Group, Inc.
105,669 5,321,491
Assurant, Inc.
2,455 294,772
Assured Guaranty Ltd.
8,238 414,124
Brighthouse Financial, Inc. *
22,497 992,343
Everest Re Group Ltd.
30,307 10,850,512
First American Financial Corp.
28,795 1,602,730
MetLife, Inc.
10,090 584,615
Old Republic International Corp.
38,754 967,687
Principal Financial Group, Inc.
7,629 566,987
Travelers Cos., Inc. (The)
1,930 330,821
Unum Group
173,200 6,851,792
38,333,574
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A *
103,646 10,751,200
Alphabet, Inc., Class C *
129,892 13,508,768
24,259,968
IT Services - 1.7%
Accenture plc, Class A
14,799 4,229,702
Akamai Technologies, Inc. *
5,431 425,247
Cognizant Technology Solutions
Corp., Class A 41,453 2,525,731
DXC Technology Co. *
153,080 3,912,725
EPAM Systems, Inc. *
8,011 2,395,289
Kyndryl Holdings, Inc. *
19,832 292,721
VeriSign, Inc. *
9,225 1,949,519
15,730,934
Life Sciences Tools & Services - 1.2%
Danaher Corp.
30,060 7,576,322
Syneos Health, Inc. *
104,098 3,707,971
11,284,293
Machinery - 3.9%
AGCO Corp.
36,887 4,987,122
Allison Transmission Holdings, Inc.
217,787 9,852,684

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.9% (continued)
Caterpillar, Inc.
1,663 380,561
Crane Holdings Co.
3,909 443,671
Cummins, Inc.
5,311 1,268,692
Donaldson Co., Inc.
11,100 725,274
Oshkosh Corp.
28,905 2,404,318
PACCAR, Inc.
131,863 9,652,372
Snap-on, Inc.
16,004 3,951,227
Timken Co. (The)
36,576 2,988,991
36,654,912
Metals & Mining - 2.4%
Nucor Corp.
24,350 3,761,345
Reliance Steel & Aluminum Co.
27,179 6,977,936
Steel Dynamics, Inc.
51,208 5,789,577
United States Steel Corp.
239,024 6,238,526
22,767,384
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.
85,973 14,027,355
ConocoPhillips
93,975 9,323,260
Coterra Energy, Inc.
150,272 3,687,675
Devon Energy Corp.
15,743 796,753
EOG Resources, Inc.
55,181 6,325,398
Exxon Mobil Corp.
184,295 20,209,790
HF Sinclair Corp.
102,073 4,938,292
Marathon Petroleum Corp.
14,772 1,991,709
Occidental Petroleum Corp.
34,793 2,172,127
PDC Energy, Inc.
8,917 572,293
Pioneer Natural Resources Co.
5,852 1,195,212
Valero Energy Corp.
52,747 7,363,481
72,603,345
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. 66,584 3,609,519
Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 1,802,362
Pharmaceuticals - 2.0%
Johnson & Johnson
72,141 11,181,855
Pfizer, Inc.
191,630 7,818,504
19,000,359
Professional Services - 1.5%
Booz Allen Hamilton Holding Corp.
39,385 3,650,596
Concentrix Corp.
25,395 3,086,762
ManpowerGroup, Inc.
54,035 4,459,508
Robert Half International, Inc.
34,886 2,810,765
14,007,631
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.
79,128 9,719,292
Broadcom, Inc.
12,487 8,010,910
Cirrus Logic, Inc. *
17,696 1,935,589
Intel Corp.
115,174 3,762,735
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.9% (continued)
Lam Research Corp.
14,577 7,727,559
Microchip Technology, Inc.
32,252 2,702,073
Micron Technology, Inc.
69,118 4,170,580
NVIDIA Corp.
9,303 2,584,094
ON Semiconductor Corp. *
87,091 7,169,331
QUALCOMM, Inc.
19,055 2,431,037
Skyworks Solutions, Inc.
7,300 861,254
Teradyne, Inc.
12,312 1,323,663
Texas Instruments, Inc.
20,600 3,831,806
56,229,923
Software - 9.6%
Adobe, Inc. *
25,341 9,765,661
AppLovin Corp., Class A *
77,757 1,224,673
Cadence Design Systems, Inc. *
32,463 6,820,152
DocuSign, Inc. *
27,581 1,607,972
Fortinet, Inc. *
7,915 526,031
Intuit, Inc.
673 300,044
Manhattan Associates, Inc. *
4,944 765,578
Microsoft Corp.
225,157 64,912,763
NCR Corp. *
113,149 2,669,185
Teradata Corp. *
33,371 1,344,184
VMware, Inc., Class A *
6,693 835,621
90,771,864
Specialty Retail - 3.9%
AutoNation, Inc. *
83,273 11,188,560
Bath & Body Works, Inc.
147,463 5,394,196
Best Buy Co., Inc.
50,422 3,946,530
Dick's Sporting Goods, Inc.
5,679 805,793
Home Depot, Inc. (The)
1,055 311,352
Penske Automotive Group, Inc.
51,358 7,283,078
Williams-Sonoma, Inc.
61,380 7,467,491
36,397,000
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.
442,936 73,040,146
HP, Inc.
214,628 6,299,332
79,339,478
Tobacco - 0.0% (a)
Philip Morris International, Inc. 3,642 354,185
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc.,
Class A 7,290 612,360
United Rentals, Inc.
14,863 5,882,181
6,494,541
TOTAL COMMON STOCKS
(Cost $535,062,473) 900,719,086

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 4.73% (b)
(Cost $40,895,390) 40,912,356 40,895,991
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $575,957,863) 941,615,077
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (c) 3,759,503
NET ASSETS - 100.0% 945,374,580
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 38,452,725 4.1%
Consumer Discretionary 93,595,984 9.9
Consumer Staples 47,292,519 5.0
Energy 72,603,344 7.7
Financials 83,243,514 8.8
Health Care 86,465,028 9.1
Industrials 135,991,207 14.4
Information Technology 271,223,976 28.7
Materials 67,291,659 7.1
Utilities 4,559,130 0.5
Investment Companies 40,895,991 4.3
Total Investments In Securities
At Value 941,615,077 99.6
Other Assets in Excess of
Liabilities (c ) 3,759,503 0.4
Net Assets
$ 945,374,580 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of March 31, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 172 6/2023 USD $ 35,584,650 $ 1,569,418
$ 1,569,418
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 1,046,653 $ 1,046,653

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.0%
AAR Corp. *
1,965 107,191
Aerojet Rocketdyne Holdings, Inc. *
3,839 215,637
AerSale Corp. *
15,247 262,553
Ducommun, Inc. *
1,921 105,098
Maxar Technologies, Inc.
2,692 137,453
Moog, Inc., Class A
1,353 136,315
National Presto Industries, Inc.
479 34,531
Triumph Group, Inc. *
2,871 33,275
V2X, Inc. *
511 20,297
1,052,350
Air Freight & Logistics - 0.5%
Hub Group, Inc., Class A * 6,511 546,533
Automobile Components - 1.3%
Adient plc *
2,404 98,468
American Axle & Manufacturing
Holdings, Inc. * 4,946 38,628
Dana, Inc.
19,917 299,751
Goodyear Tire & Rubber Co. (The)
* 27,709 305,353
LCI Industries
1,718 188,757
Modine Manufacturing Co. *
3,702 85,331
Patrick Industries, Inc.
5,106 351,344
XPEL, Inc. *(a)
738 50,147
1,417,779
Automobiles - 0.2%
Cenntro Electric Group Ltd.
(Australia) * 191,834 88,589
Winnebago Industries, Inc.
1,911 110,265
198,854
Banks - 4.2%
1st Source Corp.
4,426 190,982
Bancorp, Inc. (The) *
7,871 219,207
BCB Bancorp, Inc.
7,222 94,825
Cathay General Bancorp
9,115 314,650
Central Pacific Financial Corp.
3,669 65,675
Community Trust Bancorp, Inc.
1,260 47,817
Customers Bancorp, Inc. *
17,043 315,636
First Financial Corp.
3,969 148,758
First Internet Bancorp
5,145 85,664
First Merchants Corp.
4,786 157,699
First of Long Island Corp. (The)
5,174 69,849
Fulton Financial Corp.
5,753 79,507
Great Southern Bancorp, Inc.
7,773 393,936
Hancock Whitney Corp.
1,620 58,968
Hanmi Financial Corp.
8,072 149,897
Heartland Financial USA, Inc.
9,631 369,445
HomeTrust Bancshares, Inc.
1,409 34,647
Independent Bank Corp.
6,074 107,935
International Bancshares Corp.
10,172 435,565
Lakeland Bancorp, Inc.
1,943 30,389
Mercantile Bank Corp.
3,887 118,864
INVESTMENTS SHARES VALUE ($)
Banks - 4.2% (continued)
Midland States Bancorp, Inc.
10,578 226,581
NBT Bancorp, Inc.
4,174 140,706
OceanFirst Financial Corp.
8,560 158,189
OFG Bancorp
3,834 95,620
Peapack-Gladstone Financial
Corp. 1,458 43,186
Preferred Bank
614 33,653
QCR Holdings, Inc.
961 42,198
S&T Bancorp, Inc.
4,394 138,191
TrustCo Bank Corp.
3,610 115,303
4,483,542
Beverages - 1.3%
Celsius Holdings, Inc. *
3,267 303,635
Coca-Cola Consolidated, Inc.
971 519,562
MGP Ingredients, Inc.
2,225 215,202
National Beverage Corp. *
2,361 124,472
Primo Water Corp.
2,211 33,939
Vintage Wine Estates, Inc. *
45,870 49,081
Vita Coco Co., Inc. (The) *
8,955 175,697
1,421,588
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. *
4,832 90,938
ADMA Biologics, Inc. *
41,121 136,110
Alkermes plc *
8,049 226,901
Amicus Therapeutics, Inc. *
15,837 175,632
Anika Therapeutics, Inc. *
3,350 96,212
Arcus Biosciences, Inc. *
12,557 229,040
Arrowhead Pharmaceuticals, Inc. *
1,240 31,496
C4 Therapeutics, Inc. *
16,358 51,364
Catalyst Pharmaceuticals, Inc. *
51,087 847,022
Chimerix, Inc. *
117,818 148,451
Cullinan Oncology, Inc. *
13,486 137,962
Cytokinetics, Inc. *
3,638 128,021
Eagle Pharmaceuticals, Inc. *
30,950 878,051
Eiger BioPharmaceuticals, Inc. *
58,377 52,358
Foghorn Therapeutics, Inc. *
2,853 17,689
Halozyme Therapeutics, Inc. *
6,000 229,140
Insmed, Inc. *
6,637 113,161
Ironwood Pharmaceuticals, Inc. *
52,444 551,711
iTeos Therapeutics, Inc. *
18,962 258,073
Kiniksa Pharmaceuticals Ltd.,
Class A * 27,564 296,589
Madrigal Pharmaceuticals, Inc. *
595 144,145
Organogenesis Holdings, Inc. *
175,068 372,895
PDL BioPharma, Inc. (3)*(b)
32,677 32,582
Precigen, Inc. *
31,914 33,829
Sutro Biopharma, Inc. *
17,850 82,467
Syndax Pharmaceuticals, Inc. *
2,080 43,930
Veracyte, Inc. *
9,826 219,120
Vericel Corp. *
6,388 187,296
Vir Biotechnology, Inc. *
24,716 575,141

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.0% (continued)
Xencor, Inc. *
4,980 138,892
6,526,218
Broadline Retail - 0.2%
Dillard's, Inc., Class A 611 187,992
Building Products - 2.0%
Apogee Enterprises, Inc.
13,179 569,992
Insteel Industries, Inc.
8,249 229,487
JELD-WEN Holding, Inc. *
3,030 38,360
PGT Innovations, Inc. *
3,984 100,038
Quanex Building Products Corp.
7,617 163,994
UFP Industries, Inc.
13,298 1,056,792
2,158,663
Capital Markets - 1.3%
Brightsphere Investment Group,
Inc. 4,263 100,522
Cohen & Steers, Inc.
1,237 79,118
Diamond Hill Investment Group,
Inc. 625 102,862
Donnelley Financial Solutions,
Inc. * 5,640 230,450
Federated Hermes, Inc., Class B
7,470 299,846
Houlihan Lokey, Inc.
363 31,759
Oppenheimer Holdings, Inc., Class
A 7,017 274,716
StoneX Group, Inc. *
1,990 206,025
Virtus Investment Partners, Inc.
373 71,015
1,396,313
Chemicals - 2.0%
AdvanSix, Inc.
8,910 340,986
American Vanguard Corp.
7,889 172,611
FutureFuel Corp.
57,094 421,354
Intrepid Potash, Inc. *
10,188 281,189
Koppers Holdings, Inc.
3,235 113,128
Kronos Worldwide, Inc.
5,109 47,054
Livent Corp. *
2,273 49,369
LSB Industries, Inc. *
15,894 164,185
Rayonier Advanced Materials,
Inc. * 16,673 104,540
Stepan Co.
2,573 265,096
Tronox Holdings plc
14,764 212,306
Valhi, Inc.
368 6,407
2,178,225
Commercial Services & Supplies - 0.6%
ACCO Brands Corp.
42,505 226,127
Deluxe Corp.
2,566 41,056
Ennis, Inc.
10,149 214,042
Interface, Inc.
16,972 137,813
VSE Corp.
1,057 47,459
666,497
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.9%
Aviat Networks, Inc. *
2,196 75,674
Calix, Inc. *
4,998 267,843
Clearfield, Inc. *
758 35,308
CommScope Holding Co., Inc. *
8,874 56,527
Digi International, Inc. *
3,152 106,159
Extreme Networks, Inc. *
18,579 355,231
NetScout Systems, Inc. *
3,078 88,185
984,927
Construction & Engineering - 3.2%
API Group Corp. *
7,968 179,121
Arcosa, Inc.
3,429 216,404
Comfort Systems USA, Inc.
2,375 346,655
EMCOR Group, Inc.
5,140 835,713
Fluor Corp. *
2,573 79,531
MYR Group, Inc. *
8,678 1,093,515
Northwest Pipe Co. *
5,417 169,173
Primoris Services Corp.
5,206 128,380
Sterling Infrastructure, Inc. *
7,551 286,032
Tutor Perini Corp. *
23,226 143,304
3,477,828
Consumer Finance - 0.6%
Bread Financial Holdings, Inc.
5,097 154,541
Encore Capital Group, Inc. *
3,140 158,413
Enova International, Inc. *
2,470 109,742
Navient Corp.
2,646 42,310
Oportun Financial Corp. *
44,508 171,801
636,807
Consumer Staples Distribution & Retail - 1.3%
Fresh Market, Inc. (The) Escrow
(3)*(b) 199 –
Ingles Markets, Inc., Class A
7,717 684,498
SpartanNash Co.
1,939 48,087
Sprouts Farmers Market, Inc. *
7,762 271,903
United Natural Foods, Inc. *
10,349 272,696
Weis Markets, Inc.
2,014 170,526
1,447,710
Containers & Packaging - 0.2%
Greif, Inc., Class A
609 38,593
O-I Glass, Inc. *
6,568 149,159
187,752
Diversified Consumer Services - 1.2%
2U, Inc.
13,857 94,920
Adtalem Global Education, Inc. *
1,456 56,231
American Public Education, Inc. *
29,702 160,985
Chegg, Inc.
3,309 53,937
Perdoceo Education Corp. *
46,677 626,872
Stride, Inc. *
3,904 153,232
WW International, Inc. *
29,211 120,349
1,266,526

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified REITs - 0.0% (c)
One Liberty Properties, Inc., REIT 1,370 31,414
Diversified Telecommunication Services - 0.1%
EchoStar Corp., Class A *
5,117 93,590
IDT Corp., Class B *
1,305 44,474
138,064
Electric Utilities - 0.2%
PNM Resources, Inc. 4,384 213,413
Electrical Equipment - 2.1%
Array Technologies, Inc. *
2,442 53,431
Atkore, Inc. *
7,373 1,035,759
Encore Wire Corp.
5,463 1,012,458
FuelCell Energy, Inc. *
10,711 30,526
GrafTech International Ltd.
18,051 87,728
Heliogen, Inc. *
164,772 39,578
2,259,480
Electronic Equipment, Instruments & Components - 4.1%
908 Devices, Inc. *
6,849 58,901
Advanced Energy Industries, Inc.
496 48,608
Belden, Inc.
917 79,568
Benchmark Electronics, Inc.
5,152 122,051
ePlus, Inc. *
6,394 313,562
Fabrinet (Thailand) *
5,092 604,726
Insight Enterprises, Inc. *
8,746 1,250,328
Kimball Electronics, Inc. *
3,423 82,494
Methode Electronics, Inc.
8,648 379,474
Ouster, Inc. *
44,066 36,870
PC Connection, Inc.
6,684 300,513
Sanmina Corp. *
10,765 656,557
ScanSource, Inc. *
1,900 57,836
TTM Technologies, Inc. *
10,954 147,770
Vishay Intertechnology, Inc.
13,050 295,191
4,434,449
Energy Equipment & Services - 3.1%
Archrock, Inc.
13,939 136,184
Cactus, Inc., Class A
1,645 67,823
ChampionX Corp.
6,746 183,019
Dril-Quip, Inc. *
4,030 115,621
Helmerich & Payne, Inc.
5,567 199,020
Liberty Energy, Inc., Class A
60,023 768,895
National Energy Services Reunited
Corp. * 19,977 105,079
Newpark Resources, Inc. *
15,209 58,555
NexTier Oilfield Solutions, Inc. *
61,780 491,151
Noble Corp. plc *
5,994 236,583
Patterson-UTI Energy, Inc.
6,592 77,126
ProPetro Holding Corp. *
53,512 384,751
RPC, Inc.
25,100 193,019
Select Energy Services, Inc., Class
A 5,527 38,468
Solaris Oilfield Infrastructure, Inc.,
Class A 12,094 103,283
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 3.1% (continued)
Tidewater, Inc. *
979 43,154
US Silica Holdings, Inc. *
4,310 51,462
Weatherford International plc *
2,365 140,363
3,393,556
Entertainment - 0.1%
Playstudios, Inc. * 24,831 91,626
Financial Services - 2.4%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,279 91,749
Cass Information Systems, Inc.
990 42,877
EVERTEC, Inc.
6,528 220,320
Jackson Financial, Inc., Class A
8,104 303,171
Mr Cooper Group, Inc. *
17,221 705,544
PennyMac Financial Services, Inc.
3,862 230,214
Radian Group, Inc.
17,777 392,872
Repay Holdings Corp.
7,315 48,059
StoneCo Ltd., Class A (Brazil) *
50,135 478,288
Walker & Dunlop, Inc.
677 51,567
2,564,661
Food Products - 1.8%
Alico, Inc.
1,540 37,268
Calavo Growers, Inc.
5,000 143,850
Cal-Maine Foods, Inc.
11,692 711,926
Fresh Del Monte Produce, Inc.
3,900 117,429
John B Sanfilippo & Son, Inc.
6,589 638,606
Seneca Foods Corp., Class A *
2,997 156,653
Vital Farms, Inc. *
2,268 34,700
Whole Earth Brands, Inc. *
59,874 153,278
1,993,710
Gas Utilities - 0.3%
New Jersey Resources Corp.
3,253 173,059
ONE Gas, Inc.
1,308 103,633
276,692
Ground Transportation - 1.2%
ArcBest Corp.
8,678 802,021
Covenant Logistics Group, Inc.
8,766 310,491
PAM Transportation Services, Inc. *
171 4,896
Universal Logistics Holdings, Inc.
5,905 172,131
1,289,539
Health Care Equipment & Supplies - 2.3%
Atrion Corp.
118 74,093
Avanos Medical, Inc. *
5,091 151,406
Bioventus, Inc., Class A *
7,028 7,520
Figs, Inc., Class A *
17,561 108,703
Haemonetics Corp. *
1,231 101,865
Inspire Medical Systems, Inc. *
535 125,227
Integer Holdings Corp. *
1,940 150,350
Lantheus Holdings, Inc. *
4,655 384,317
LeMaitre Vascular, Inc.
1,491 76,742

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.3% (continued)
Merit Medical Systems, Inc. *
5,491 406,059
Shockwave Medical, Inc. *
942 204,254
STAAR Surgical Co. *
1,187 75,909
Tactile Systems Technology, Inc. *
17,908 294,049
Zimvie, Inc. *
21,476 155,272
Zynex, Inc. *
14,072 168,864
2,484,630
Health Care Providers & Services - 3.0%
AdaptHealth Corp. *
7,309 90,851
Addus HomeCare Corp. *
875 93,415
AMN Healthcare Services, Inc. *
4,391 364,277
Community Health Systems, Inc. *
47,710 233,779
CorVel Corp. *
2,593 493,396
Cross Country Healthcare, Inc. *
11,753 262,327
Ensign Group, Inc. (The)
4,930 471,012
Fulgent Genetics, Inc. *
5,510 172,022
Joint Corp. (The) *
2,408 40,527
National Research Corp.
2,904 126,353
Owens & Minor, Inc. *
18,023 262,235
Patterson Cos., Inc.
6,920 185,248
Pediatrix Medical Group, Inc. *
6,690 99,748
PetIQ, Inc. *
5,072 58,024
Select Medical Holdings Corp.
10,100 261,085
3,214,299
Health Care REITs - 0.2%
Diversified Healthcare Trust, REIT
71,474 96,490
National Health Investors, Inc.,
REIT 1,907 98,363
Sabra Health Care REIT, Inc., REIT
5,696 65,504
260,357
Health Care Technology - 0.4%
Computer Programs and Systems,
Inc. * 1,208 36,481
Multiplan Corp. *
28,594 30,310
NextGen Healthcare, Inc. *
3,083 53,675
OptimizeRx Corp. *
2,398 35,083
Simulations Plus, Inc.
1,686 74,083
Veradigm, Inc. *
19,146 249,855
479,487
Hotel & Resort REITs - 0.2%
Apple Hospitality REIT, Inc., REIT
2,295 35,618
Service Properties Trust, REIT
13,352 132,986
168,604
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.
11,605 297,668
Brinker International, Inc. *
2,169 82,422
Hilton Grand Vacations, Inc. *
2,439 108,365
Inspired Entertainment, Inc. *
8,406 107,513
International Game Technology plc
1,324 35,483
Monarch Casino & Resort, Inc.
2,244 166,393
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.7% (continued)
RCI Hospitality Holdings, Inc.
2,387 186,592
Red Rock Resorts, Inc., Class A
2,270 101,174
Target Hospitality Corp. *
9,201 120,901
Texas Roadhouse, Inc.
4,893 528,737
Vacasa, Inc., Class A *
87,709 84,394
1,819,642
Household Durables - 2.3%
Beazer Homes USA, Inc. *
17,973 285,411
Cavco Industries, Inc. *
459 145,843
Century Communities, Inc.
659 42,123
Ethan Allen Interiors, Inc.
3,671 100,806
Green Brick Partners, Inc. *
3,118 109,317
Hovnanian Enterprises, Inc., Class
A * 1,407 95,451
KB Home
7,991 321,078
M/I Homes, Inc. *
3,649 230,215
MDC Holdings, Inc.
4,307 167,413
Meritage Homes Corp.
1,424 166,266
Taylor Morrison Home Corp., Class
A * 14,483 554,120
Tri Pointe Homes, Inc. *
6,166 156,123
Tupperware Brands Corp. *
60,747 151,868
2,526,034
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C
2,511 78,670
Montauk Renewables, Inc. *
4,067 32,007
110,677
Insurance - 2.5%
Ambac Financial Group, Inc. *
27,729 429,245
Argo Group International Holdings
Ltd. 1,247 36,525
CNO Financial Group, Inc.
5,575 123,709
eHealth, Inc. *
5,507 51,545
Employers Holdings, Inc.
13,872 578,324
Genworth Financial, Inc., Class A *
80,234 402,775
Horace Mann Educators Corp.
7,721 258,499
Kinsale Capital Group, Inc.
393 117,959
Selective Insurance Group, Inc.
4,313 411,158
Stewart Information Services Corp.
5,339 215,429
United Fire Group, Inc.
3,899 103,518
2,728,686
Interactive Media & Services - 0.8%
Cargurus, Inc. *
11,002 205,517
EverQuote, Inc., Class A *
10,783 149,884
Outbrain, Inc. *
20,482 84,590
Yelp, Inc. *
6,844 210,111
Ziff Davis, Inc. *
1,874 146,266
ZipRecruiter, Inc., Class A *
2,137 34,064
830,432

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 0.5%
Hackett Group, Inc. (The)
10,077 186,223
Perficient, Inc. *
3,774 272,445
Squarespace, Inc., Class A *
3,886 123,458
582,126
Leisure Products - 1.2%
Acushnet Holdings Corp.
2,580 131,425
Johnson Outdoors, Inc., Class A
997 62,821
Malibu Boats, Inc., Class A *
4,386 247,590
MasterCraft Boat Holdings, Inc. *
12,730 387,374
Sturm Ruger & Co., Inc.
648 37,221
Vista Outdoor, Inc. *
14,324 396,918
1,263,349
Life Sciences Tools & Services - 0.5%
Medpace Holdings, Inc. *
2,445 459,782
PhenomeX, Inc. *
66,865 77,563
Singular Genomics Systems, Inc. *
7,564 9,153
546,498
Machinery - 4.1%
CIRCOR International, Inc. *
4,458 138,733
Evoqua Water Technologies Corp.
* 5,553 276,095
Federal Signal Corp.
2,937 159,215
Hydrofarm Holdings Group, Inc. *
27,945 48,345
Kennametal, Inc.
4,258 117,435
Manitowoc Co., Inc. (The) *
31,390 536,455
Mueller Industries, Inc.
18,631 1,369,006
Proto Labs, Inc. *
7,001 232,083
REV Group, Inc.
13,034 156,278
Shyft Group, Inc. (The)
2,457 55,897
Standex International Corp.
367 44,935
Terex Corp.
7,415 358,738
Titan International, Inc. *
46,277 484,983
Wabash National Corp.
19,407 477,218
4,455,416
Marine Transportation - 0.3%
Eagle Bulk Shipping, Inc.
1,930 87,815
Genco Shipping & Trading Ltd.
8,071 126,392
Safe Bulkers, Inc. (Greece)
34,366 126,810
341,017
Media - 0.6%
Advantage Solutions, Inc. *
43,294 68,404
AMC Networks, Inc., Class A *
15,313 269,203
TEGNA, Inc.
10,636 179,855
Thryv Holdings, Inc. *
3,467 79,949
597,411
Metals & Mining - 3.6%
Alpha Metallurgical Resources, Inc.
2,861 446,316
Arconic Corp. *
8,857 232,319
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 3.6% (continued)
Century Aluminum Co. *
4,182 41,820
Commercial Metals Co.
18,692 914,039
Constellium SE *
12,341 188,571
Olympic Steel, Inc.
9,392 490,356
Ramaco Resources, Inc.
8,315 73,255
Ryerson Holding Corp.
10,496 381,845
Schnitzer Steel Industries, Inc.,
Class A 5,173 160,880
SunCoke Energy, Inc.
15,698 140,968
TimkenSteel Corp. *
20,203 370,523
Warrior Met Coal, Inc.
10,185 373,891
Worthington Industries, Inc.
1,770 114,431
3,929,214
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate
Finance, Inc. 10,665 99,291
Arbor Realty Trust, Inc.
6,322 72,640
Blackstone Mortgage Trust, Inc.,
Class A 9,163 163,560
Chimera Investment Corp.
12,242 69,045
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 131,674
536,210
Oil, Gas & Consumable Fuels - 6.4%
Alto Ingredients, Inc. *
18,947 28,421
Arch Resources, Inc.
3,351 440,523
Ardmore Shipping Corp. (Ireland)
9,016 134,068
Berry Corp.
18,267 143,396
California Resources Corp.
2,713 104,451
Callon Petroleum Co. *
1,066 35,647
Centrus Energy Corp., Class A *
2,726 87,777
Chord Energy Corp.
3,275 440,815
Civitas Resources, Inc.
8,283 566,060
CONSOL Energy, Inc.
5,560 323,981
CVR Energy, Inc.
4,216 138,201
Delek US Holdings, Inc.
1,372 31,487
Dorian LPG Ltd.
7,586 151,265
Golar LNG Ltd. (Cameroon) *
1,511 32,638
International Seaways, Inc.
5,677 236,617
Magnolia Oil & Gas Corp., Class A
6,117 133,840
Matador Resources Co.
5,914 281,802
Murphy Oil Corp.
5,243 193,886
Par Pacific Holdings, Inc. *
1,522 44,442
PBF Energy, Inc., Class A
19,650 852,024
Peabody Energy Corp. *
17,827 456,371
Ranger Oil Corp.
1,280 52,275
REX American Resources Corp. *
12,799 365,923
Riley Exploration Permian, Inc.
2,733 104,018
SandRidge Energy, Inc. *
2,212 31,875
Scorpio Tankers, Inc. (Monaco)
2,747 154,684
Sitio Royalties Corp.
3,114 70,376
SM Energy Co.
13,912 391,762
Talos Energy, Inc. *
19,814 294,040

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.4% (continued)
VAALCO Energy, Inc.
27,359 123,936
Vertex Energy, Inc. *
26,233 259,182
Vital Energy, Inc. *
1,586 72,226
W&T Offshore, Inc. *
13,497 68,565
World Fuel Services Corp.
4,744 121,209
6,967,783
Paper & Forest Products - 0.1%
Clearwater Paper Corp. * 3,078 102,867
Passenger Airlines - 0.3%
Allegiant Travel Co. *
806 74,136
SkyWest, Inc. *
5,262 116,658
Spirit Airlines, Inc.
4,469 76,733
267,527
Personal Care Products - 1.9%
Beauty Health Co. (The) *
2,877 36,337
Edgewell Personal Care Co.
2,995 127,048
elf Beauty, Inc. *
4,500 370,575
Herbalife Nutrition Ltd. *
4,065 65,446
Honest Co., Inc. (The) *
17,964 32,335
Medifast, Inc.
5,939 615,696
Nu Skin Enterprises, Inc., Class A
10,439 410,357
USANA Health Sciences, Inc. *
5,612 352,995
2,010,789
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc. *
115,798 160,959
Amphastar Pharmaceuticals, Inc. *
4,194 157,275
Corcept Therapeutics, Inc. *
15,657 339,131
Harmony Biosciences Holdings,
Inc. * 2,614 85,347
Innoviva, Inc. *
38,790 436,388
Ligand Pharmaceuticals, Inc. *
712 52,375
Phibro Animal Health Corp., Class
A 8,567 131,246
Prestige Consumer Healthcare,
Inc. * 2,551 159,769
Supernus Pharmaceuticals, Inc. *
5,371 194,591
Xeris Biopharma Holdings, Inc. *
30,638 49,940
1,767,021
Professional Services - 2.3%
Barrett Business Services, Inc.
2,924 259,183
CSG Systems International, Inc.
2,538 136,291
Heidrick & Struggles International,
Inc. 5,806 176,270
HireRight Holdings Corp. *
4,284 45,453
IBEX Holdings Ltd. *
2,046 49,923
Insperity, Inc.
1,137 138,202
Kelly Services, Inc., Class A
6,301 104,534
Kforce, Inc.
14,971 946,766
Resources Connection, Inc.
15,561 265,471
TrueBlue, Inc. *
13,673 243,379
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.3% (continued)
TTEC Holdings, Inc.
3,044 113,328
2,478,800
Real Estate Management & Development - 0.2%
Forestar Group, Inc. * 15,363 239,048
Residential REITs - 0.2%
Apartment Investment and
Management Co., Class A, REIT 10,990 84,513
BRT Apartments Corp., REIT
3,812 75,173
159,686
Retail REITs - 0.8%
Kite Realty Group Trust, REIT
2,943 61,568
Necessity Retail REIT, Inc. (The),
REIT 38,450 241,466
Tanger Factory Outlet Centers,
Inc., REIT 1,718 33,724
Urstadt Biddle Properties, Inc.,
Class A, REIT 15,101 265,325
Whitestone, REIT
23,431 215,565
817,648
Semiconductors & Semiconductor Equipment - 4.4%
Alpha & Omega Semiconductor
Ltd. * 4,796 129,252
Amkor Technology, Inc.
30,674 798,138
Axcelis Technologies, Inc. *
2,645 352,446
Diodes, Inc. *
6,970 646,537
FormFactor, Inc. *
6,297 200,560
Kulicke & Soffa Industries, Inc.
(Singapore) 5,752 303,073
MaxLinear, Inc. *
5,896 207,598
Onto Innovation, Inc. *
1,983 174,266
Photronics, Inc. *
24,427 405,000
Power Integrations, Inc.
6,955 588,671
Rambus, Inc. *
1,513 77,556
Semtech Corp. *
2,403 58,008
SMART Global Holdings, Inc. *
7,592 130,886
Synaptics, Inc. *
3,549 394,471
Ultra Clean Holdings, Inc. *
8,648 286,768
4,753,230
Software - 2.9%
8x8, Inc. *
27,844 116,110
A10 Networks, Inc.
4,667 72,292
Adeia, Inc.
12,772 113,160
American Software, Inc., Class A
3,632 45,800
Box, Inc., Class A *
1,202 32,202
Cleanspark, Inc. *
74,707 207,685
Clear Secure, Inc., Class A
1,804 47,211
CommVault Systems, Inc. *
745 42,271
Consensus Cloud Solutions, Inc. *
1,802 61,430
Digital Turbine, Inc. *
6,748 83,405
Ebix, Inc.
21,875 288,531
EverCommerce, Inc. *
17,280 182,822

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 2.9% (continued)
LiveRamp Holdings, Inc. *
6,322 138,641
Mitek Systems, Inc. *
6,033 57,856
Progress Software Corp.
5,680 326,316
Qualys, Inc. *
1,194 155,244
Rimini Street, Inc. *
50,291 207,199
Sprout Social, Inc., Class A *
1,520 92,538
SPS Commerce, Inc. *
3,897 593,513
Telos Corp. *
52,367 132,489
Veritone, Inc.
6,400 37,312
WM Technology, Inc. *
28,692 24,365
Zeta Global Holdings Corp., Class
A * 8,754 94,806
3,153,198
Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.
4,379 285,730
Asbury Automotive Group, Inc. *
2,406 505,260
Buckle, Inc. (The)
1,724 61,530
Caleres, Inc.
5,005 108,258
Chico's FAS, Inc. *
30,796 169,378
Citi Trends, Inc. *
5,701 108,433
Conn's, Inc. *
5,138 31,136
Container Store Group, Inc. (The) *
43,686 149,843
Designer Brands, Inc., Class A
10,515 91,901
Destination XL Group, Inc. *
17,941 98,855
Express, Inc. *
37,069 29,221
Foot Locker, Inc.
1,160 46,040
Genesco, Inc. *
3,420 126,130
Group 1 Automotive, Inc.
2,771 627,410
Haverty Furniture Cos., Inc.
2,403 76,680
Hibbett, Inc.
2,973 175,347
Murphy USA, Inc.
1,573 405,913
ODP Corp. (The) *
8,109 364,743
RumbleON, Inc., Class B *
31,767 192,508
Sally Beauty Holdings, Inc. *
9,403 146,499
Signet Jewelers Ltd.
5,081 395,200
Sleep Number Corp. *
1,699 51,667
Sonic Automotive, Inc., Class A
4,105 223,066
Sportsman's Warehouse Holdings,
Inc. * 18,725 158,788
Upbound Group, Inc.
5,914 144,952
Urban Outfitters, Inc. *
3,195 88,565
Zumiez, Inc. *
1,676 30,905
4,893,958
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology, Inc. *
6,235 199,395
Diebold Nixdorf, Inc. *
36,110 43,332
Super Micro Computer, Inc. *
6,208 661,463
904,190
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. *
14,821 230,467
Movado Group, Inc.
5,139 147,849
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0.4% (continued)
Oxford Industries, Inc.
361 38,118
416,434
Tobacco - 0.2%
Universal Corp.
2,848 150,631
Vector Group Ltd.
6,859 82,376
233,007
Trading Companies & Distributors - 3.1%
BlueLinx Holdings, Inc. *
4,333 294,471
Boise Cascade Co.
13,096 828,322
GMS, Inc. *
7,975 461,673
Hudson Technologies, Inc. *
3,976 34,710
Rush Enterprises, Inc., Class A
11,626 634,780
Textainer Group Holdings Ltd.
(China) 7,363 236,426
Titan Machinery, Inc. *
3,784 115,223
Triton International Ltd.
3,107 196,424
Veritiv Corp.
4,357 588,805
3,390,834
Water Utilities - 0.1%
Artesian Resources Corp., Class A 1,281 70,916
Wireless Telecommunication Services - 0.0% (c)
Telephone and Data Systems, Inc. 3,070 32,266
TOTAL COMMON STOCKS
(Cost $73,794,347) 106,455,999
SHORT-TERM INVESTMENTS - 1.5%
INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment
Fund, 4.73% (d)
(Cost $1,590,088) 1,591,579 1,590,942
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $75,384,435) 108,046,941
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (e) 104,695
NET ASSETS - 100.0% 108,151,636

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,689,799 1.6%
Consumer Discretionary 13,990,567 12.8
Consumer Staples 7,106,804 6.6
Energy 10,361,339 9.6
Financials 12,346,218 11.4
Health Care 15,018,154 13.9
Industrials 22,384,485 20.7
Information Technology 14,812,120 13.7
Materials 6,398,057 5.9
Real Estate 1,676,757 1.6
Utilities 671,699 0.6
Investment Companies 1,590,942 1.5
Total Investments In Securities
At Value 108,046,941 99.9
Other Assets in Excess of
Liabilities (e) 104,695 0.1
Net Assets
$ 108,151,636 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $50,147, which represents 0.05% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2023 amounted to $32,582, which represents 0.03% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 7 6/2023 USD $ 634,725 $ 9,624
$ 9,624
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 44,796 $ 44,796

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Australia - 6.6%
Aurizon Holdings Ltd. 1,094,544 2,465,310
BHP Group Ltd. 302,166 9,552,655
BlueScope Steel Ltd. 134,477 1,820,196
Fortescue Metals Group Ltd. 221,376 3,327,629
Lottery Corp. Ltd. (The) 57,040 196,181
Origin Energy Ltd. 70,774 394,147
Rio Tinto Ltd. 8,995 722,746
Rio Tinto plc 40,811 2,770,169
Santos Ltd. 210,305 967,908
South32 Ltd. 839,138 2,459,287
Tabcorp Holdings Ltd. 57,040 38,031
WiseTech Global Ltd. 82,047 3,614,472
Woodside Energy Group Ltd. 90,656 2,025,269
30,354,000
—
Austria - 0.2%
Mondi plc 63,043 1,000,935
Belgium - 0.3%
Ageas SA/NV 24,366 1,054,032
Groupe Bruxelles Lambert NV 1,467 125,194
1,179,226
—
Canada - 9.3%
Alimentation Couche-Tard, Inc. (1) 21,067 1,059,195
Bank of Montreal (1) 12,049 1,073,221
Canadian Apartment Properties,
REIT (1) 3,482 122,147
Canadian Imperial Bank of
Commerce (1) 2,994 126,960
Canadian National Railway Co. (1) 1,804 212,863
Canadian Natural Resources Ltd.
(1) 23,966 1,326,243
Canadian Pacific Railway Ltd. (1) 10,275 791,209
Canadian Tire Corp. Ltd., Class A
(1) 8,795 1,147,743
CCL Industries, Inc., Class B (1) 4,615 229,265
CGI, Inc. (1)* 27,366 2,637,382
Empire Co. Ltd., Class A (1) 4,748 127,281
Fairfax Financial Holdings Ltd. (1) 6,663 4,431,302
George Weston Ltd. (1) 4,982 660,212
Great-West Lifeco, Inc. (1) 6,006 159,182
iA Financial Corp., Inc. (1) 12,987 823,135
Imperial Oil Ltd. (1) 87,452 4,447,336
Intact Financial Corp. (1) 7,184 1,028,139
Loblaw Cos. Ltd. (1) 10,805 984,722
Manulife Financial Corp. (1) 28,526 523,452
National Bank of Canada (1) 4,864 347,912
Nutrien Ltd. (1) 28,822 2,128,541
Nuvei Corp. (1)*(a) 62,667 2,730,176
Open Text Corp. (1) 10,900 420,434
Power Corp. of Canada (1) 5,259 134,403
Restaurant Brands International,
Inc. (1) 30,493 2,047,081
Ritchie Bros Auctioneers, Inc. (1) 10,077 566,966
Royal Bank of Canada (1) 23,203 2,219,007
Suncor Energy, Inc. (1) 79,332 2,463,019
Teck Resources Ltd., Class B (1) 81,454 2,974,291
Toronto-Dominion Bank (The) (1) 9,710 581,594
INVESTMENTS SHARES VALUE ($)
Canada - 9.3% (continued)
Tourmaline Oil Corp. (1) 10,923 455,186
West Fraser Timber Co. Ltd. (1) 46,865 3,342,794
42,322,393
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 693,500 2,159,044
Budweiser Brewing Co. APAC Ltd.
(a) 295,800 900,216
SITC International Holdings Co.
Ltd. 733,000 1,575,334
4,634,594
—
Denmark - 3.2%
AP Moller - Maersk A/S, Class B 708 1,286,938
Genmab A/S * 11,178 4,225,343
Novo Nordisk A/S, Class B 43,022 6,832,814
Pandora A/S 25,173 2,416,312
14,761,407
—
Finland - 0.5%
Neste OYJ 13,398 661,914
Nokia OYJ 124,892 613,081
Wartsila OYJ Abp 107,581 1,015,271
2,290,266
—
France - 8.2%
Arkema SA 1,275 125,889
AXA SA 118,661 3,621,247
BNP Paribas SA 65,235 3,895,677
Carrefour SA 139,187 2,814,026
Cie de Saint-Gobain 73,096 4,155,040
Dassault Aviation SA 12,478 2,468,526
Eiffage SA 1,538 166,436
Ipsen SA 19,499 2,147,074
L'Oreal SA 2,880 1,286,907
LVMH Moet Hennessy Louis
Vuitton SE 811 744,424
Orange SA 84,272 1,001,166
Publicis Groupe SA 45,751 3,571,314
Societe Generale SA 27,498 619,567
Sodexo SA 11,463 1,119,598
Thales SA 3,672 542,894
TotalEnergies SE 148,957 8,783,060
Unibail-Rodamco-Westfield, REIT * 4,856 261,282
37,324,127
—
Germany - 6.8%
Allianz SE (Registered) 3,857 890,335
BASF SE 54,704 2,871,888
Brenntag SE 43,731 3,291,030
Daimler Truck Holding AG * 4,104 138,506
Deutsche Bank AG (Registered) 476,350 4,844,097
Deutsche Boerse AG 5,597 1,089,793
Deutsche Lufthansa AG
(Registered) * 23,147 257,453
Deutsche Post AG (Registered) 106,472 4,986,684
Fresenius SE & Co. KGaA 12,270 331,330
GEA Group AG 12,087 551,380
Hannover Rueck SE 2,264 442,794
HelloFresh SE * 97,312 2,320,630

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 6.8% (continued)
Infineon Technologies AG 6,802 279,326
Knorr-Bremse AG 11,293 752,238
MTU Aero Engines AG 6,246 1,562,999
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 7,154 2,501,294
Rational AG 938 630,510
Rheinmetall AG 9,726 2,881,331
RWE AG 16,289 700,889
Siemens Energy AG * 3,772 83,178
31,407,685
—
Hong Kong - 1.7%
CK Asset Holdings Ltd. 314,939 1,909,372
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,431,689
Link, REIT 39,000 250,779
Sun Hung Kai Properties Ltd. 9,500 133,091
Swire Pacific Ltd., Class A 87,000 668,594
WH Group Ltd. (a) 5,698,000 3,396,845
7,790,370
—
Italy - 1.5%
Assicurazioni Generali SpA 126,315 2,516,777
Coca-Cola HBC AG 45,952 1,257,946
Eni SpA 66,286 924,449
Prysmian SpA 47,973 2,014,421
6,713,593
—
Japan - 18.7%
Bandai Namco Holdings, Inc. 16,500 355,726
Dai-ichi Life Holdings, Inc. 109,000 2,003,800
Daito Trust Construction Co. Ltd. 9,500 946,483
Dentsu Group, Inc. 25,800 909,406
ENEOS Holdings, Inc. 760,100 2,666,819
Fuji Electric Co. Ltd. 10,800 426,496
Fujitsu Ltd. 12,400 1,675,615
Hakuhodo DY Holdings, Inc. 114,300 1,295,869
Ibiden Co. Ltd. 45,600 1,828,713
Idemitsu Kosan Co. Ltd. 68,200 1,493,087
Iida Group Holdings Co. Ltd. 59,600 973,069
Inpex Corp. 12,000 126,990
ITOCHU Corp. 105,100 3,422,734
Japan Post Holdings Co. Ltd. 499,900 4,057,176
Japan Post Insurance Co. Ltd. 243,900 3,801,389
Japan Tobacco, Inc. 35,000 739,324
KDDI Corp. 11,100 342,299
Kobayashi Pharmaceutical Co. Ltd. 3,000 183,478
Konami Group Corp. 22,500 1,032,697
M3, Inc. 12,400 312,096
Marubeni Corp. 171,700 2,335,072
Mazda Motor Corp. 105,100 969,442
MISUMI Group, Inc. 11,500 288,976
Mitsui & Co. Ltd. 70,800 2,206,825
Mizuho Financial Group, Inc. 93,520 1,324,951
MS&AD Insurance Group Holdings,
Inc. 146,200 4,530,866
Nexon Co. Ltd. 173,600 4,145,356
NGK Insulators Ltd. 92,900 1,231,901
Nippon Shinyaku Co. Ltd. 6,800 300,051
INVESTMENTS SHARES VALUE ($)
Japan - 18.7% (continued)
Nippon Steel Corp. 44,500 1,049,376
Nippon Telegraph & Telephone
Corp. 5,400 161,367
Nitto Denko Corp. 5,800 375,384
Nomura Real Estate Holdings, Inc. 10,700 236,937
Ono Pharmaceutical Co. Ltd. 59,100 1,231,537
ORIX Corp. 15,900 262,159
Osaka Gas Co. Ltd. 158,900 2,610,379
Otsuka Corp. 13,400 475,898
Otsuka Holdings Co. Ltd. 24,200 768,341
Resona Holdings, Inc. 146,900 708,666
Rohm Co. Ltd. 2,300 191,697
Shin-Etsu Chemical Co. Ltd. 29,000 941,370
Sompo Holdings, Inc. 107,900 4,275,550
Square Enix Holdings Co. Ltd. 30,700 1,475,310
Subaru Corp. 16,300 260,207
SUMCO Corp. 151,300 2,276,148
Sumitomo Corp. 52,500 930,056
Sumitomo Mitsui Financial Group,
Inc. 54,900 2,196,965
Sumitomo Mitsui Trust Holdings,
Inc. 52,900 1,817,432
Suntory Beverage & Food Ltd. 17,900 666,747
Taisei Corp. 22,500 696,125
Tokyo Electric Power Co. Holdings,
Inc. * 1,197,100 4,276,300
Tokyo Gas Co. Ltd. 183,800 3,454,192
TOPPAN, Inc. 104,300 2,101,889
Tosoh Corp. 248,800 3,381,066
Toyota Tsusho Corp. 63,500 2,707,466
85,455,270
—
Luxembourg - 1.0%
ArcelorMittal SA 156,383 4,737,825
Netherlands - 6.2%
Aegon NV 35,028 150,381
ASM International NV 9,535 3,870,265
ASML Holding NV 3,453 2,353,040
Heineken NV 9,117 979,629
ING Groep NV 109,319 1,298,201
Koninklijke Ahold Delhaize NV 168,586 5,759,763
NN Group NV 17,591 638,728
OCI NV 78,065 2,646,393
Randstad NV 11,367 674,799
Shell plc 191,540 5,458,622
Wolters Kluwer NV 35,973 4,541,108
28,370,929
—
Singapore - 1.9%
CapitaLand Integrated Commercial
Trust, REIT 156,096 232,806
STMicroelectronics NV 130,963 6,978,193
Venture Corp. Ltd. 111,300 1,481,341
8,692,340
—
South Africa - 0.3%
Anglo American plc 45,763 1,522,147

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria
SA 500,247 3,576,447
Banco Santander SA 337,549 1,257,870
Red Electrica Corp. SA 14,437 254,038
Repsol SA 363,523 5,590,211
10,678,566
—
Sweden - 3.7%
Alfa Laval AB 5,091 181,785
Atlas Copco AB, Class B 42,828 492,640
Boliden AB 7,128 280,018
Evolution AB (a) 29,623 3,968,844
Fastighets AB Balder, Class B * 281,064 1,154,775
Hexagon AB, Class B 13,741 158,151
Investor AB, Class B 44,280 882,084
Sandvik AB 47,783 1,014,232
Securitas AB, Class B 154,772 1,376,796
Skandinaviska Enskilda Banken
AB, Class A * 17,456 192,684
Skanska AB, Class B 16,419 251,485
SKF AB, Class B 68,982 1,358,733
Svenska Handelsbanken AB, Class
A 47,501 411,400
Swedish Orphan Biovitrum AB * 85,232 1,985,955
Telefonaktiebolaget LM Ericsson,
Class B 67,988 398,534
Volvo AB, Class B 128,723 2,652,550
Volvo Car AB, Class B * 87,523 382,885
17,143,551
—
Switzerland - 6.5%
Cie Financiere Richemont SA
(Registered) 8,785 1,408,729
Geberit AG (Registered) 1,427 796,904
Lonza Group AG (Registered) 1,739 1,046,877
Novartis AG (Registered) 111,657 10,252,183
Sonova Holding AG (Registered) 15,801 4,661,118
Swatch Group AG (The) 15,925 5,484,423
Temenos AG (Registered) 18,708 1,301,817
UBS Group AG (Registered) 153,061 3,238,893
Zurich Insurance Group AG 3,630 1,739,491
29,930,435
—
United Kingdom - 9.5%
3i Group plc 30,804 642,063
Associated British Foods plc 159,101 3,818,092
AstraZeneca plc 2,077 287,777
Auto Trader Group plc (a) 17,836 136,048
Aviva plc 205,010 1,024,053
BAE Systems plc 492,300 5,954,930
Barclays plc 2,868,946 5,163,832
Barratt Developments plc 66,145 380,650
BP plc 515,230 3,256,524
British American Tobacco plc 52,898 1,854,309
BT Group plc 2,848,245 5,130,629
Bunzl plc 15,676 592,123
Burberry Group plc 104,038 3,331,279
Entain plc 65,670 1,019,863
Imperial Brands plc 24,800 570,293
Kingfisher plc 52,609 170,059
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.5% (continued)
Legal & General Group plc 625,129 1,848,887
Lloyds Banking Group plc 1,237,857 727,796
London Stock Exchange Group plc 9,002 874,362
M&G plc 69,155 169,501
Next plc 4,263 346,496
Reckitt Benckiser Group plc 11,653 886,531
Standard Chartered plc 26,362 199,799
Tesco plc 1,480,569 4,853,946
43,239,842
—
United States - 5.0%
CSL Ltd. 13,789 2,670,521
GSK plc 105,817 1,869,715
Haleon plc 130,925 520,091
Holcim AG 14,221 917,131
Nestle SA (Registered) 25,061 3,055,702
Roche Holding AG 27,669 7,906,213
Stellantis NV 338,331 6,152,983
23,092,356
—
TOTAL COMMON STOCKS
(Cost $344,380,875) 432,641,857
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference)
(Cost $525,569) 8,101 633,774
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment
Fund, 4.73% (1)(b)
(Cost $20,176,169) 20,190,066 20,181,990
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $365,082,613) 453,457,621
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (c) 5,118,699
NET ASSETS - 100.0% 458,576,320

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 19,201,460 4.2%
Consumer Discretionary 32,914,026 7.2
Consumer Staples 39,329,659 8.6
Energy 40,646,639 8.9
Financials 88,385,449 19.3
Health Care 46,828,946 10.2
Industrials 68,632,140 15.0
Information Technology 30,554,105 6.6
Materials 49,176,995 10.7
Real Estate 5,916,267 1.3
Utilities 11,689,945 2.5
Investment Companies 20,181,990 4.4
Total Investments In Securities
At Value 453,457,621 98.9
Other Assets in Excess of
Liabilities (c ) 5,118,699 1.1
Net Assets
$ 458,576,320 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $11,132,129, which represents 2.43% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 205 6/2023 USD $ 21,489,125 $ 725,079
$ 725,079
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (53,294) $ (53,294)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.1%
Brazil - 3.8%
Ambev SA, ADR (1) 1,111,995 3,135,827
Banco do Brasil SA (1) 885,000 6,828,982
BB Seguridade Participacoes SA
(1) 26,000 166,769
Gerdau SA, ADR (1) 577,791 2,848,509
Hapvida Participacoes e
Investimentos S/A (1)*(a) 562,600 290,821
Lojas Renner SA (1)* 101,300 331,174
Natura & Co. Holding SA (1) 312,400 813,598
Petro Rio SA (1)* 285,300 1,755,666
TIM SA, ADR (1) 13,640 168,590
Ultrapar Participacoes SA (1) 141,600 390,008
Vale SA, ADR (1) 56,835 896,856
Vibra Energia SA (1) 602,400 1,712,670
19,339,470
—
Chile - 1.3%
Cencosud SA (1) 1,443,273 2,788,898
Empresas Copec SA (1) 36,989 261,053
Enel Chile SA, ADR (1) 31,881 86,079
Sociedad Quimica y Minera de
Chile SA, ADR (1) 43,162 3,498,712
6,634,742
—
China - 31.8%
3SBio, Inc. (a) 2,026,500 2,016,823
Agricultural Bank of China Ltd.,
Class A 614,500 278,197
Alibaba Group Holding Ltd. * 1,139,504 14,432,383
Anhui Conch Cement Co. Ltd.,
Class A 48,323 198,531
Anhui Conch Cement Co. Ltd.,
Class A 22,200 91,207
Baidu, Inc., Class A * 163,750 3,085,259
Bank of Beijing Co. Ltd., Class A 371,578 238,072
Bank of Beijing Co. Ltd., Class A 197,800 126,731
Bank of China Ltd., Class A 609,800 299,823
Bank of China Ltd., Class H 3,714,000 1,423,825
Bank of Communications Co. Ltd.,
Class A 389,700 289,838
Bank of Communications Co. Ltd.,
Class H 1,568,000 986,123
Bank of Ningbo Co. Ltd., Class A 59,400 235,902
Bank of Shanghai Co. Ltd., Class A 227,711 198,561
Baoshan Iron & Steel Co. Ltd.,
Class A 742,222 673,831
Beijing Enterprises Holdings Ltd. 181,500 653,322
BOE Technology Group Co. Ltd.,
Class A 1,685,000 1,088,569
Bosideng International Holdings
Ltd. 336,000 187,492
BYD Co. Ltd., Class A 32,300 1,203,152
China CITIC Bank Corp. Ltd., Class
H 4,697,000 2,362,884
China Coal Energy Co. Ltd., Class
H 817,000 620,008
China Communications Services
Corp. Ltd., Class H 1,198,000 589,497
INVESTMENTS SHARES VALUE ($)
China - 31.8% (continued)
China Construction Bank Corp.,
Class H 14,094,000 9,121,565
China Everbright Bank Co. Ltd.,
Class A 538,100 235,662
China Feihe Ltd. (a) 1,072,000 803,417
China Hongqiao Group Ltd. 2,775,000 2,666,725
China Lesso Group Holdings Ltd. 535,000 478,031
China Medical System Holdings
Ltd. 972,000 1,533,591
China Merchants Bank Co. Ltd.,
Class A
1
109,658 546,019
China Merchants Port Holdings Co.
Ltd. 106,000 162,730
China Merchants Securities Co.
Ltd., Class A 240,200 482,006
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 71,100 140,502
China Minsheng Banking Corp.
Ltd., Class A 354,355 177,995
China Minsheng Banking Corp.
Ltd., Class H 651,500 223,235
China National Building Material
Co. Ltd., Class H 2,462,000 2,023,576
China Overseas Land & Investment
Ltd. 305,500 737,012
China Pacific Insurance Group Co.
Ltd., Class A 63,000 237,682
China Petroleum & Chemical Corp.,
Class A 474,800 387,999
China Resources Beer Holdings
Co. Ltd. 228,000 1,831,617
China Resources Land Ltd. 592,000 2,695,870
China Resources Pharmaceutical
Group Ltd. (a) 810,000 640,912
China Resources Power Holdings
Co. Ltd. 378,000 806,499
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 965,395
China Taiping Insurance Holdings
Co. Ltd. 1,411,600 1,500,957
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 944,946
China Traditional Chinese Medicine
Holdings Co. Ltd. 290,000 151,935
China Vanke Co. Ltd., Class A 71,400 157,744
China Yangtze Power Co. Ltd.,
Class A 99,200 306,538
Chinasoft International Ltd. 794,000 503,015
CITIC Ltd. 4,123,000 4,819,011
CITIC Securities Co. Ltd., Class A 153,065 456,743
COSCO SHIPPING Holdings Co.
Ltd., Class H 1,232,900 1,389,943
Country Garden Services Holdings
Co. Ltd. 511,000 881,010
CSPC Pharmaceutical Group Ltd. 1,642,000 1,609,681
Dongfeng Motor Group Co. Ltd.,
Class H 1,650,000 775,108
Dongyue Group Ltd. 2,601,000 2,688,373
East Buy Holding Ltd. *(a) 847,500 3,627,727
Far East Horizon Ltd. 403,000 361,891

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 31.8% (continued)
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 47,473 528,609
GCL Technology Holdings Ltd. * 6,969,000 1,803,742
Geely Automobile Holdings Ltd. 1,321,000 1,702,271
Great Wall Motor Co. Ltd., Class H 345,000 426,886
Guotai Junan Securities Co. Ltd.,
Class A 94,200 197,086
H World Group Ltd., ADR (1)* 15,565 762,374
Haidilao International Holding Ltd.
*(a) 498,000 1,349,674
Haier Smart Home Co. Ltd., Class A 225,900 744,878
Haitong Securities Co. Ltd., Class A 186,300 239,167
Hua Hong Semiconductor Ltd. *(a) 321,000 1,423,285
Huatai Securities Co. Ltd., Class A 136,300 253,517
Huaxia Bank Co. Ltd., Class A 291,300 228,260
Industrial & Commercial Bank of
China Ltd., Class A 350,800 227,735
Industrial Bank Co. Ltd., Class A 154,590 380,458
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 669,941
JD.com, Inc., Class A 172,938 3,776,308
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 236,338 1,472,194
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 691,203
Jiumaojiu International Holdings
Ltd. (a) 525,000 1,248,089
KE Holdings, Inc., ADR (1)* 59,358 1,118,305
Kingboard Holdings Ltd. 230,000 707,208
Kunlun Energy Co. Ltd. 2,958,000 2,309,396
Kweichow Moutai Co. Ltd., Class
A
1
6,700 1,769,560
Kweichow Moutai Co. Ltd., Class A 1,100 290,525
Li Ning Co. Ltd. 33,500 263,441
Longfor Group Holdings Ltd. (a) 152,500 430,106
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,220,785
Luzhou Laojiao Co. Ltd., Class A
1
27,900 1,030,177
Luzhou Laojiao Co. Ltd., Class A 10,200 376,624
Meituan, Class B *(a) 230,980 4,190,489
NARI Technology Co. Ltd., Class A 327,208 1,289,870
NetEase, Inc. 58,450 1,031,811
New China Life Insurance Co. Ltd.,
Class A 38,600 171,104
New China Life Insurance Co. Ltd.,
Class H 203,300 482,842
New Oriental Education &
Technology Group, Inc. * 998,100 3,830,266
NIO, Inc., ADR (1)* 94,422 992,375
PDD Holdings, Inc., ADR (1)* 42,641 3,236,452
People's Insurance Co. Group of
China Ltd. (The), Class H 547,000 182,524
PetroChina Co. Ltd., Class A 448,500 386,108
PICC Property & Casualty Co. Ltd.,
Class H 2,674,000 2,727,770
Ping An Bank Co. Ltd., Class A
1
160,985 293,303
Ping An Insurance Group Co. of
China Ltd., Class A
1
51,900 343,759
Poly Developments and Holdings
Group Co. Ltd., Class A 78,100 160,315
INVESTMENTS SHARES VALUE ($)
China - 31.8% (continued)
SAIC Motor Corp. Ltd., Class A 167,800 351,105
Sany Heavy Industry Co. Ltd.,
Class A 238,100 591,549
Sany Heavy Industry Co. Ltd.,
Class A 76,600 190,309
Shanghai Pudong Development
Bank Co. Ltd., Class A 141,963 148,549
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 228,797
Sinopharm Group Co. Ltd., Class H 738,400 2,231,275
Sinotruk Hong Kong Ltd. 122,000 189,876
Sunac China Holdings Ltd. (3)*(b) 212,000 82,731
Tencent Holdings Ltd. 416,900 20,373,620
Tencent Music Entertainment
Group, ADR (1)* 53,386 442,036
Topsports International Holdings
Ltd. (a) 981,000 894,232
Trip.com Group Ltd., ADR (1)* 43,393 1,634,614
Wuliangye Yibin Co. Ltd., Class A
1
41,682 1,190,664
Wuxi Biologics Cayman, Inc. *(a) 101,000 622,358
Yankuang Energy Group Co. Ltd.,
Class H 276,000 988,203
Yihai International Holding Ltd. * 450,000 1,322,159
Yum China Holdings, Inc. (1) 33,622 2,131,299
Zhongsheng Group Holdings Ltd. 44,500 219,268
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 31,600 137,487
ZTO Express Cayman, Inc., ADR
(1) 34,228 980,974
160,264,589
—
Hong Kong - 0.4%
Orient Overseas International Ltd. 111,000 2,130,689
Hungary - 0.0% (c)
OTP Bank Nyrt. 7,944 226,797
India - 11.4%
ABB India Ltd. 5,944 243,877
Aurobindo Pharma Ltd. 282,813 1,787,269
Axis Bank Ltd., GDR (d) 14,131 732,401
Bharat Electronics Ltd. 1,244,693 1,481,413
Cipla Ltd. 138,606 1,521,291
Coal India Ltd. 2,301,890 6,000,560
Dr Reddy's Laboratories Ltd., ADR
(1) 28,276 1,609,753
GAIL India Ltd. 1,459,728 1,873,349
HCL Technologies Ltd. 36,257 481,333
Hindalco Industries Ltd. 363,772 1,803,627
Housing Development Finance
Corp. Ltd. 132,676 4,254,663
Indian Hotels Co. Ltd. 59,169 234,241
Indian Oil Corp. Ltd. 1 –
ITC Ltd. 1,308,502 6,122,332
Jindal Steel & Power Ltd. 207,772 1,386,505
Larsen & Toubro Ltd., GDR (d) 14,876 394,811
NTPC Ltd. 2,728,344 5,824,861
Oil & Natural Gas Corp. Ltd. 3,301,577 6,084,576
Petronet LNG Ltd. 54,359 151,645
Power Grid Corp. of India Ltd. 489,155 1,346,684
Reliance Industries Ltd., GDR (a) 21,585 1,217,799

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 11.4% (continued)
Samvardhana Motherson
International Ltd. 173,789 142,371
State Bank of India, GDR (d) 4,653 295,035
Tata Consultancy Services Ltd. 90,339 3,541,094
Tata Steel Ltd. 2,282,307 2,915,582
United Spirits Ltd. * 104,893 967,899
Varun Beverages Ltd. 17,477 295,709
Vedanta Ltd. 1,407,994 4,716,638
57,427,318
—
Indonesia - 2.8%
Adaro Energy Indonesia Tbk. PT 28,832,600 5,589,160
Aneka Tambang Tbk. 5,084,700 709,755
Astra International Tbk. PT 1,368,300 548,266
Bank Negara Indonesia Persero
Tbk. PT 284,200 177,835
Indofood Sukses Makmur Tbk. PT 1,686,400 698,182
Sumber Alfaria Trijaya Tbk. PT 3,949,600 759,906
Unilever Indonesia Tbk. PT 2,205,900 639,990
United Tractors Tbk. PT 2,587,500 5,028,528
Vale Indonesia Tbk. PT * 520,500 231,280
14,382,902
—
Malaysia - 0.5%
AMMB Holdings Bhd. 168,300 143,402
Genting Bhd. 701,900 742,926
Malaysia Airports Holdings Bhd. * 107,500 165,652
Petronas Chemicals Group Bhd. 88,500 142,219
RHB Bank Bhd. 214,200 271,017
Sime Darby Bhd. 290,800 141,776
Sime Darby Plantation Bhd. 718,900 697,980
2,304,972
—
Mexico - 1.7%
Alfa SAB de CV, Class A (1) 1,644,100 1,041,932
Arca Continental SAB de CV (1) 188,900 1,715,405
Banco del Bajio SA (1)(a) 147,900 538,415
Coca-Cola Femsa SAB de CV,
ADR (1) 2,087 167,941
Fibra Uno Administracion SA de
CV, REIT (1) 170,900 238,710
Fomento Economico Mexicano
SAB de CV, ADR (1) 12,825 1,220,812
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 4,241 1,299,739
Grupo Bimbo SAB de CV, Series
A (1) 343,600 1,729,060
Grupo Mexico SAB de CV, Series
B (1) 51,600 244,341
Promotora y Operadora de
Infraestructura SAB de CV (1) 40,980 409,231
8,605,586
—
Philippines - 0.3%
BDO Unibank, Inc. 106,248 251,986
International Container Terminal
Services, Inc. 168,160 660,262
PLDT, Inc. 9,420 246,691
INVESTMENTS SHARES VALUE ($)
Philippines - 0.3% (continued)
SM Prime Holdings, Inc. 634,600 383,966
1,542,905
—
Poland - 1.4%
Bank Polska Kasa Opieki SA 16,551 329,254
KGHM Polska Miedz SA 8,826 250,685
LPP SA 68 150,977
PGE Polska Grupa Energetyczna
SA * 1,407,873 2,050,313
Polski Koncern Naftowy ORLEN SA 309,353 4,175,644
6,956,873
—
Qatar - 0.5%
Commercial Bank PSQC (The) 117,149 187,667
Industries Qatar QSC 29,520 105,782
Masraf Al Rayan QSC 395,209 322,538
Qatar Islamic Bank SAQ 115,043 563,845
Qatar National Bank QPSC 351,624 1,553,524
2,733,356
—
Russia - 0.0% (c)
Gazprom PJSC (3)(b) 863,552 —
LUKOIL PJSC (3)(b) 29,987 —
Magnit PJSC (3)*(b) 6,681 —
Magnit PJSC, GDR (3)*(b)(d) 1 —
MMC Norilsk Nickel PJSC (3)(b) 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)*(b) 2 —
Mobile TeleSystems PJSC (3)(b) 306,032 3
Novatek PJSC (3)(b) 71,760 —
Novolipetsk Steel PJSC (3)*(b) 326,680 —
PhosAgro PJSC, GDR (3)*(b)(d) 72 —
PhosAgro PJSC (3)(b) 3,717 —
Polyus PJSC (3)*(b) 1,291 —
Rosneft Oil Co. PJSC (3)(b) 106,000 —
Severstal PAO, GDR (3)*(b)(d) 54,062 1
Surgutneftegas PJSC (3)(b) 1,249,260 —
Tatneft PJSC (3)(b) 134,766 —
4
—
Saudi Arabia - 2.9%
Almarai Co. JSC 10,472 157,773
Arab National Bank 85,676 591,510
Bank Al-Jazira 45,603 222,262
Banque Saudi Fransi 29,715 288,278
Dr Sulaiman Al Habib Medical
Services Group Co. 9,551 743,463
Etihad Etisalat Co. 227,665 2,510,167
Jarir Marketing Co. 8,403 365,995
Riyad Bank 115,408 918,700
SABIC Agri-Nutrients Co. 77,020 2,625,705
Sahara International Petrochemical
Co. 122,449 1,242,480
Saudi Arabian Mining Co. * 83,758 1,437,502
Saudi Basic Industries Corp. 55,241 1,333,052
Saudi Electricity Co. 259,907 1,621,881
Saudi Research & Media Group * 10,873 572,617
14,631,385
—

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.1%
Absa Group Ltd. 100,900 1,031,328
African Rainbow Minerals Ltd. (1) 146,946 1,903,654
Anglo American Platinum Ltd. 3,556 190,892
Exxaro Resources Ltd. 289,104 3,021,719
Foschini Group Ltd. (The) 96,121 490,671
Impala Platinum Holdings Ltd. 189,916 1,748,052
Mr Price Group Ltd. (1) 16,290 131,930
Nedbank Group Ltd. (1) 28,538 347,569
Sanlam Ltd. (1) 149,472 473,223
Sasol Ltd. 61,061 825,157
Sibanye Stillwater Ltd. 1,444,447 2,982,517
SPAR Group Ltd. (The) 103,094 816,896
Standard Bank Group Ltd. 67,234 651,890
Woolworths Holdings Ltd. (1) 224,212 805,048
15,420,546
—
South Korea - 12.4%
CJ Corp. 2,570 206,009
DB Insurance Co. Ltd. 33,466 1,925,380
Doosan Bobcat, Inc. 39,736 1,336,456
E-MART, Inc. 1,811 147,287
GS Holdings Corp. 27,105 840,794
Hana Financial Group, Inc. 140,152 4,389,417
HD Hyundai Co. Ltd. 5,799 259,103
HMM Co. Ltd. 232,379 3,654,052
Hyundai Engineering &
Construction Co. Ltd. 39,152 1,101,070
Hyundai Glovis Co. Ltd. 5,422 662,162
Hyundai Mobis Co. Ltd. 6,286 1,044,040
Hyundai Steel Co. 43,984 1,175,772
Industrial Bank of Korea 282,346 2,195,836
KB Financial Group, Inc. 33,645 1,228,789
Kia Corp. 116,177 7,250,385
Korea Investment Holdings Co. Ltd. 9,250 392,634
Krafton, Inc. * 1,646 234,114
Kumho Petrochemical Co. Ltd. 17,518 1,937,730
LG Electronics, Inc. 44,838 4,001,511
LG Innotek Co. Ltd. 1,216 255,010
LG Uplus Corp. 12,221 101,816
Meritz Securities Co. Ltd. 50,716 238,033
Pan Ocean Co. Ltd. 34,530 154,789
POSCO Holdings, Inc. 20,262 5,732,551
Samsung Electronics Co. Ltd. 285,611 14,123,740
SD Biosensor, Inc. 121,790 1,981,842
Seegene, Inc. 12,331 236,039
Shinhan Financial Group Co. Ltd. 45,039 1,223,499
Woori Financial Group, Inc. 539,326 4,744,278
62,774,138
—
Taiwan - 15.0%
Accton Technology Corp. 102,000 1,072,033
ASE Technology Holding Co. Ltd. 463,000 1,718,222
Catcher Technology Co. Ltd. 396,000 2,475,513
CTBC Financial Holding Co. Ltd. 938,480 675,828
Eva Airways Corp. 526,000 466,788
Evergreen Marine Corp. Taiwan
Ltd. 835,000 4,373,204
Hon Hai Precision Industry Co. Ltd. 1,748,000 5,983,394
Largan Precision Co. Ltd. 6,000 430,165
MediaTek, Inc. 49,000 1,270,380
INVESTMENTS SHARES VALUE ($)
Taiwan - 15.0% (continued)
Nan Ya Printed Circuit Board Corp. 46,000 431,202
Nien Made Enterprise Co. Ltd. 77,000 829,283
Novatek Microelectronics Corp. 234,000 3,325,265
PharmaEssentia Corp. * 138,000 1,942,018
Pou Chen Corp. 1,929,000 1,982,628
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 312,641 29,081,867
Unimicron Technology Corp. 491,000 2,394,740
Uni-President Enterprises Corp. 687,000 1,624,060
United Microelectronics Corp. 2,507,000 4,387,081
Voltronic Power Technology Corp. 12,000 683,324
Walsin Lihwa Corp. 2,371,000 3,818,720
Wan Hai Lines Ltd. 211,000 477,540
Winbond Electronics Corp. 279,000 244,112
Wiwynn Corp. 23,000 853,333
Yang Ming Marine Transport Corp. 1,286,000 2,730,092
Zhen Ding Technology Holding Ltd. 612,000 2,302,720
75,573,512
—
Thailand - 2.7%
Bangkok Dusit Medical Services
PCL, NVDR 2,211,800 1,909,417
Bumrungrad Hospital PCL, NVDR 252,600 1,671,499
Electricity Generating PCL, NVDR 75,500 343,779
Indorama Ventures PCL, NVDR 353,000 356,684
Kasikornbank PCL, NVDR 109,500 424,768
Krung Thai Bank PCL, NVDR 5,492,900 2,652,439
Minor International PCL, NVDR * 231,900 219,234
PTT Exploration & Production PCL,
NVDR 962,700 4,230,411
Ratch Group PCL, NVDR 183,900 207,395
SCB X PCL, NVDR 359,000 1,078,632
Thai Oil PCL, NVDR 297,300 456,849
13,551,107
—
Turkey - 0.5%
Akbank TAS 1,141,107 1,009,698
Haci Omer Sabanci Holding A/S 63,629 131,598
Turk Hava Yollari AO * 70,430 436,134
Turkiye Petrol Rafinerileri A/S 7,418 205,360
Yapi ve Kredi Bankasi A/S 1,876,714 939,992
2,722,782
—
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 101,494 229,690
Aldar Properties PJSC 169,128 214,482
Emaar Properties PJSC 264,055 403,477
Emirates NBD Bank PJSC 198,616 710,749
Emirates Telecommunications
Group Co. PJSC 285,825 1,717,365
First Abu Dhabi Bank PJSC 328,386 1,153,361
4,429,124
—
United States - 0.7%
JBS SA (1) 1,007,800 3,549,257
TOTAL COMMON STOCKS
(Cost $419,305,322) 475,202,054

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 1.1%
Brazil - 1.1%
Petroleo Brasileiro SA (Preference)
(1)
(Cost $6,942,665) 1,206,100 5,580,216
SHORT-TERM INVESTMENTS - 3.7%
INVESTMENT COMPANIES - 3.7%
Limited Purpose Cash Investment
Fund, 4.73% (1)(e)
(Cost $18,756,067) 18,766,821 18,759,315
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $445,004,054) 499,541,585
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (f) 5,609,046
NET ASSETS - 100.0% 505,150,631
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,484,092 6.0%
Consumer Discretionary 69,908,182 13.8
Consumer Staples 38,553,304 7.6
Energy 46,790,618 9.3
Financials 72,602,093 14.4
Health Care 23,972,180 4.7
Industrials 40,800,970 8.1
Information Technology 81,117,806 16.1
Materials 51,478,699 10.2
Real Estate 7,644,230 1.5
Utilities 17,430,096 3.5
Investment Companies 18,759,315 3.7
Total Investments In Securities
At Value 499,541,585 98.9
Other Assets in Excess of
Liabilities (f) 5,609,046 1.1
Net Assets
$ 505,150,631 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $19,294,147, which represents 3.82% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2023 amounted to $82,735, which represents 0.02% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $1,422,248, which represents 0.28% of net assets of the Fund.
(e) Represents 7-day effective yield as of March 31, 2023.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 368 6/2023 USD $ 18,317,200 $ 646,821
$ 646,821
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (93,516) $ (93,516)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Aerospace & Defense - 3.5%
Axon Enterprise, Inc.
4,887 1,098,842
BWX Technologies, Inc.
26,612 1,677,620
Curtiss-Wright Corp.
6,300 1,110,438
General Dynamics Corp.
885 201,966
Hexcel Corp.
4,221 288,083
Howmet Aerospace, Inc.
17,600 745,712
Huntington Ingalls Industries, Inc.
6,433 1,331,760
Lockheed Martin Corp.
16,083 7,602,917
Northrop Grumman Corp.
11,087 5,119,090
Raytheon Technologies Corp.
45,187 4,425,163
TransDigm Group, Inc.
887 653,763
24,255,354
Automobiles - 0.2%
Harley-Davidson, Inc.
10,978 416,835
Tesla, Inc.
3,523 730,881
1,147,716
Banks - 0.7%
Commerce Bancshares, Inc.
6,828 398,414
First Republic Bank
1,840 25,742
FNB Corp.
26,499 307,388
JPMorgan Chase & Co.
24,454 3,186,601
Wintrust Financial Corp.
7,954 580,244
4,498,389
Beverages - 2.4%
Coca-Cola Co. (The)
85,794 5,321,802
Constellation Brands, Inc., Class A
4,147 936,766
Molson Coors Beverage Co., Class
B 17,732 916,390
Monster Beverage Corp.
23,264 1,256,488
PepsiCo, Inc.
43,656 7,958,489
16,389,935
Biotechnology - 4.0%
AbbVie, Inc.
31,704 5,052,667
Alnylam Pharmaceuticals, Inc.
5,497 1,101,159
Amgen, Inc.
19,958 4,824,847
Biogen, Inc. *
6,982 1,941,205
BioMarin Pharmaceutical, Inc.
8,108 788,422
Gilead Sciences, Inc.
57,290 4,753,351
Moderna, Inc. *
8,312 1,276,557
Neurocrine Biosciences, Inc.
4,432 448,607
Regeneron Pharmaceuticals, Inc. *
3,211 2,638,382
Sarepta Therapeutics, Inc. *
4,919 677,986
United Therapeutics Corp. *
6,028 1,350,031
Vertex Pharmaceuticals, Inc. *
7,202 2,269,134
27,122,348
Building Products - 0.5%
A O Smith Corp.
4,045 279,712
Fortune Brands Innovations, Inc.
5,250 308,333
INVESTMENTS SHARES VALUE ($)
Building Products - 0.5% (continued)
Trane Technologies plc
16,727 3,077,433
3,665,478
Capital Markets - 3.0%
Ameriprise Financial, Inc.
7,144 2,189,636
BlackRock, Inc.
365 244,229
CME Group, Inc.
4,233 810,704
FactSet Research Systems, Inc.
1,562 648,371
Goldman Sachs Group, Inc. (The)
3,894 1,273,766
Intercontinental Exchange, Inc.
4,335 452,097
Jefferies Financial Group, Inc.
24,961 792,262
LPL Financial Holdings, Inc.
13,803 2,793,727
MarketAxess Holdings, Inc.
2,251 880,794
Moody's Corp.
2,295 702,316
Morgan Stanley
57,494 5,047,973
MSCI, Inc.
5,391 3,017,289
Nasdaq, Inc.
11,442 625,534
S&P Global, Inc.
3,044 1,049,480
20,528,178
Chemicals - 2.0%
Air Products and Chemicals, Inc.
2,666 765,702
Albemarle Corp.
13,119 2,899,824
CF Industries Holdings, Inc.
5,927 429,648
Chemours Co. (The)
17,225 515,716
Corteva, Inc.
39,888 2,405,645
Element Solutions, Inc.
38,953 752,182
FMC Corp.
6,321 771,984
Mosaic Co. (The)
32,818 1,505,690
Olin Corp.
28,898 1,603,839
Sherwin-Williams Co. (The)
7,860 1,766,692
Westlake Corp.
2,018 234,048
13,650,970
Commercial Services & Supplies - 0.8%
Cintas Corp.
5,774 2,671,514
Clean Harbors, Inc. *
5,043 718,930
Copart, Inc. *
17,360 1,305,646
Rollins, Inc.
20,084 753,752
Waste Management, Inc.
1,945 317,366
5,767,208
Communications Equipment - 0.7%
Arista Networks, Inc. *
4,824 809,757
Cisco Systems, Inc.
18,696 977,333
Motorola Solutions, Inc.
4,204 1,202,890
Ubiquiti, Inc.
5,924 1,609,492
4,599,472
Construction & Engineering - 1.3%
AECOM
11,391 960,489
MasTec, Inc.
3,090 291,820
MDU Resources Group, Inc.
19,994 609,417
Quanta Services, Inc.
22,005 3,666,913

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.3% (continued)
Valmont Industries, Inc.
8,292 2,647,470
WillScot Mobile Mini Holdings
Corp. * 14,824 694,949
8,871,058
Consumer Finance - 0.1%
Capital One Financial Corp.
3,365 323,578
OneMain Holdings, Inc.
11,245 416,965
740,543
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings,
Inc. * 2,977 226,461
Casey's General Stores, Inc.
6,332 1,370,625
Costco Wholesale Corp.
6,245 3,102,953
Dollar General Corp.
13,481 2,837,211
Kroger Co. (The)
10,238 505,450
Target Corp.
8,184 1,355,516
Walmart, Inc.
20,394 3,007,095
12,405,311
Containers & Packaging - 0.3%
Avery Dennison Corp.
4,365 781,029
Graphic Packaging Holding Co.
8,030 204,685
Packaging Corp. of America
3,115 432,456
Silgan Holdings, Inc.
8,002 429,467
1,847,637
Distributors - 0.4%
Genuine Parts Co.
12,917 2,161,143
LKQ Corp.
10,484 595,072
2,756,215
Diversified Consumer Services - 0.4%
ADT, Inc.
55,350 400,181
Grand Canyon Education, Inc. *
7,825 891,267
H&R Block, Inc.
31,911 1,124,863
2,416,311
Diversified REITs - 0.1%
WP Carey, Inc., REIT 6,977 540,369
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 218,617 4,208,377
Electric Utilities - 2.4%
American Electric Power Co., Inc.
8,098 736,837
Avangrid, Inc.
11,777 469,667
Constellation Energy Corp.
16,274 1,277,509
FirstEnergy Corp.
65,202 2,611,992
IDACORP, Inc.
11,157 1,208,638
NextEra Energy, Inc.
57,089 4,400,420
OGE Energy Corp.
75,223 2,832,898
PG&E Corp.
105,826 1,711,206
Pinnacle West Capital Corp.
16,279 1,289,948
16,539,115
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.0%
AMETEK, Inc.
5,400 784,782
Eaton Corp. plc
20,081 3,440,679
Emerson Electric Co.
6,730 586,452
Hubbell, Inc.
5,747 1,398,303
nVent Electric plc
17,295 742,647
6,952,863
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A
13,224 1,080,665
Avnet, Inc.
8,017 362,369
Corning, Inc.
11,812 416,727
Jabil, Inc.
8,553 754,033
Keysight Technologies, Inc. *
1,638 264,504
TD SYNNEX Corp.
9,191 889,597
Zebra Technologies Corp., Class
A * 3,165 1,006,470
4,774,365
Energy Equipment & Services - 0.9%
NOV, Inc.
62,906 1,164,390
Schlumberger NV
102,769 5,045,958
6,210,348
Entertainment - 0.4%
Electronic Arts, Inc.
6,096 734,263
Madison Square Garden Sports
Corp., Class A 2,139 416,784
Netflix, Inc. *
1,751 604,936
World Wrestling Entertainment,
Inc., Class A 8,454 771,512
2,527,495
Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B *
4,305 1,329,255
Fiserv, Inc. *
6,637 750,180
Mastercard, Inc., Class A
11,061 4,019,678
Shift4 Payments, Inc., Class A
2,768 209,814
Visa, Inc., Class A
32,273 7,276,271
13,585,198
Food Products - 4.0%
Archer-Daniels-Midland Co.
16,988 1,353,264
Bunge Ltd.
9,436 901,327
Campbell Soup Co.
89,523 4,921,975
Conagra Brands, Inc.
11,834 444,485
Flowers Foods, Inc.
42,164 1,155,715
General Mills, Inc.
59,428 5,078,717
Hershey Co. (The)
14,732 3,747,968
J M Smucker Co. (The)
27,696 4,358,519
Kraft Heinz Co. (The)
33,013 1,276,613
Lamb Weston Holdings, Inc.
14,547 1,520,452
Post Holdings, Inc. *
28,792 2,587,537
Tyson Foods, Inc., Class A
5,543 328,811
27,675,383

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.1%
Atmos Energy Corp. 7,681 863,037
Ground Transportation - 1.0%
CSX Corp.
31,383 939,607
JB Hunt Transport Services, Inc.
2,681 470,408
Norfolk Southern Corp.
2,500 530,000
Old Dominion Freight Line, Inc.
11,852 4,039,636
Union Pacific Corp.
5,640 1,135,106
7,114,757
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories
15,884 1,608,414
Boston Scientific Corp. *
17,375 869,271
Dexcom, Inc.
25,996 3,020,215
Edwards Lifesciences Corp. *
9,810 811,582
Hologic, Inc. *
8,007 646,165
IDEXX Laboratories, Inc. *
5,192 2,596,416
Insulet Corp. *
4,343 1,385,243
Intuitive Surgical, Inc. *
3,924 1,002,464
Stryker Corp.
1,647 470,169
12,409,939
Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc.
2,710 195,798
AmerisourceBergen Corp.
14,181 2,270,520
Cardinal Health, Inc.
35,015 2,643,633
Cigna Group (The)
12,313 3,146,341
Elevance Health, Inc.
4,108 1,888,899
HCA Healthcare, Inc.
6,500 1,713,920
Humana, Inc.
6,353 3,084,127
McKesson Corp.
14,293 5,089,023
Molina Healthcare, Inc. *
4,912 1,313,911
UnitedHealth Group, Inc.
22,699 10,727,320
32,073,492
Health Care REITs - 0.0% (a)
Omega Healthcare Investors, Inc.,
REIT 9,126 250,144
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 1,935,492
Hotels, Restaurants & Leisure - 3.4%
Aramark
9,846 352,487
Chipotle Mexican Grill, Inc. *
2,068 3,532,744
Domino's Pizza, Inc.
1,642 541,647
Las Vegas Sands Corp.
47,828 2,747,719
McDonald's Corp.
35,240 9,853,456
Starbucks Corp.
40,413 4,208,206
Wendy's Co. (The)
9,672 210,656
Wynn Resorts Ltd.
2,798 313,124
Yum! Brands, Inc.
10,781 1,423,954
23,183,993
Household Durables - 0.3%
Garmin Ltd.
12,279 1,239,196
Tempur Sealy International, Inc.
14,032 554,124
INVESTMENTS SHARES VALUE ($)
Household Durables - 0.3% (continued)
Toll Brothers, Inc.
8,235 494,347
2,287,667
Household Products - 0.1%
Kimberly-Clark Corp.
1,792 240,522
Reynolds Consumer Products, Inc.
21,630 594,825
835,347
Industrial Conglomerates - 0.5%
General Electric Co.
9,113 871,203
Honeywell International, Inc.
11,968 2,287,324
3,158,527
Insurance - 5.9%
American Financial Group, Inc.
23,167 2,814,790
American International Group, Inc.
17,227 867,552
Arch Capital Group Ltd. *
31,556 2,141,706
Arthur J Gallagher & Co.
7,060 1,350,649
Assured Guaranty Ltd.
38,258 1,923,230
Axis Capital Holdings Ltd.
32,452 1,769,283
Chubb Ltd.
16,196 3,144,939
Erie Indemnity Co., Class A
7,165 1,659,844
Everest Re Group Ltd.
7,777 2,784,322
Globe Life, Inc.
24,625 2,709,242
Hanover Insurance Group, Inc.
(The) 12,921 1,660,348
Kemper Corp.
3,462 189,233
Principal Financial Group, Inc.
15,525 1,153,818
Progressive Corp. (The)
28,816 4,122,417
Reinsurance Group of America,
Inc. 14,667 1,947,191
RenaissanceRe Holdings Ltd.
8,294 1,661,620
Travelers Cos., Inc. (The)
6,028 1,033,259
Unum Group
83,044 3,285,221
W R Berkley Corp.
25,782 1,605,187
White Mountains Insurance Group
Ltd. 2,020 2,782,530
40,606,381
Interactive Media & Services - 0.5%
Alphabet, Inc., Class A * 30,180 3,130,571
IT Services - 1.6%
Accenture plc, Class A
16,959 4,847,052
Amdocs Ltd.
10,568 1,014,845
EPAM Systems, Inc. *
1,273 380,627
Gartner, Inc. *
1,255 408,841
International Business Machines
Corp. 34,150 4,476,724
11,128,089
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.
4,263 589,743
Bio-Rad Laboratories, Inc., Class
A * 2,173 1,040,911

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.0% (continued)
Charles River Laboratories
International, Inc. * 994 200,609
Danaher Corp.
10,875 2,740,935
IQVIA Holdings, Inc. *
2,990 594,681
PerkinElmer, Inc.
6,856 913,631
Thermo Fisher Scientific, Inc.
13,828 7,970,044
14,050,554
Machinery - 4.0%
AGCO Corp.
5,995 810,524
Allison Transmission Holdings, Inc.
42,745 1,933,784
Caterpillar, Inc.
22,139 5,066,289
Crane Holdings Co.
1,806 204,981
Cummins, Inc.
9,334 2,229,706
Deere & Co.
11,927 4,924,420
Donaldson Co., Inc.
4,643 303,374
IDEX Corp.
2,634 608,533
Illinois Tool Works, Inc.
7,323 1,782,784
Lincoln Electric Holdings, Inc.
9,912 1,676,119
PACCAR, Inc.
33,987 2,487,848
Parker-Hannifin Corp.
4,198 1,410,990
Snap-on, Inc.
1,899 468,844
Timken Co. (The)
12,116 990,120
Toro Co. (The)
8,014 890,836
Westinghouse Air Brake
Technologies Corp. 6,146 621,115
Xylem, Inc.
6,645 695,731
27,105,998
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.
36,034 1,474,151
Nucor Corp.
15,627 2,413,903
Reliance Steel & Aluminum Co.
5,159 1,324,522
Steel Dynamics, Inc.
12,307 1,391,429
6,604,005
Multi-Utilities - 1.8%
Consolidated Edison, Inc.
98,025 9,378,052
Sempra Energy
19,178 2,898,946
12,276,998
Oil, Gas & Consumable Fuels - 11.0%
APA Corp.
5,487 197,861
Cheniere Energy, Inc.
17,065 2,689,444
Chesapeake Energy Corp.
9,248 703,218
Chevron Corp.
58,444 9,535,723
ConocoPhillips
14,190 1,407,790
Devon Energy Corp.
88,380 4,472,912
Diamondback Energy, Inc.
26,384 3,566,325
EOG Resources, Inc.
14,719 1,687,239
EQT Corp.
15,813 504,593
Exxon Mobil Corp.
238,302 26,132,197
Hess Corp.
10,552 1,396,452
HF Sinclair Corp.
25,734 1,245,011
Marathon Oil Corp.
310,713 7,444,684
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Marathon Petroleum Corp.
21,015 2,833,452
New Fortress Energy, Inc.
13,626 401,013
Occidental Petroleum Corp.
63,784 3,982,035
Phillips 66
4,728 479,325
Targa Resources Corp.
59,267 4,323,528
Valero Energy Corp.
15,234 2,126,666
75,129,468
Passenger Airlines - 0.2%
Copa Holdings SA, Class A
(Panama) * 13,445 1,241,646
United Airlines Holdings, Inc. *
8,622 381,523
1,623,169
Personal Care Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 11,067 2,727,573
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
64,676 4,482,694
Eli Lilly & Co.
37,893 13,013,214
Merck & Co., Inc.
114,019 12,130,481
Zoetis, Inc.
6,713 1,117,312
30,743,701
Professional Services - 1.3%
Automatic Data Processing, Inc.
3,597 800,800
Booz Allen Hamilton Holding Corp.
22,734 2,107,215
CACI International, Inc., Class A *
3,465 1,026,610
CoStar Group, Inc. *
29,300 2,017,305
FTI Consulting, Inc. *
4,645 916,691
Science Applications International
Corp. 10,507 1,129,082
Verisk Analytics, Inc.
4,134 793,149
8,790,852
Retail REITs - 0.2%
National Retail Properties, Inc.,
REIT 31,523 1,391,740
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems, Inc. (Japan)
* 11,695 561,243
Analog Devices, Inc.
5,763 1,136,579
Applied Materials, Inc.
3,864 474,615
Broadcom, Inc.
5,392 3,459,184
Enphase Energy, Inc. *
6,881 1,446,937
First Solar, Inc. *
9,977 2,169,997
GLOBALFOUNDRIES, Inc. *
18,953 1,368,027
KLA Corp.
9,827 3,922,644
Lam Research Corp.
1,419 752,240
NVIDIA Corp.
7,293 2,025,777
Skyworks Solutions, Inc.
3,632 428,503
Teradyne, Inc.
9,768 1,050,158
Texas Instruments, Inc.
12,751 2,371,813
21,167,717

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 4.7%
Adobe, Inc. *
6,121 2,358,850
Autodesk, Inc. *
3,076 640,300
Cadence Design Systems, Inc. *
15,781 3,315,430
Fair Isaac Corp. *
570 400,533
Fortinet, Inc. *
14,380 955,695
Intuit, Inc.
2,897 1,291,570
Microsoft Corp.
27,120 7,818,696
Oracle Corp.
71,080 6,604,754
Palo Alto Networks, Inc. *
3,219 642,963
Paycom Software, Inc. *
4,696 1,427,631
Paylocity Holding Corp. *
2,792 554,994
Salesforce, Inc. *
2,432 485,865
ServiceNow, Inc. *
4,353 2,022,926
Synopsys, Inc. *
9,326 3,602,167
32,122,374
Specialized REITs - 0.4%
American Tower Corp., REIT
4,094 836,568
Digital Realty Trust, Inc., REIT
3,200 314,592
Gaming and Leisure Properties,
Inc., REIT 20,589 1,071,863
Iron Mountain, Inc., REIT
5,659 299,418
VICI Properties, Inc., REIT
13,228 431,497
2,953,938
Specialty Retail - 2.8%
AutoNation, Inc. *
16,751 2,250,664
AutoZone, Inc. *
901 2,214,793
Best Buy Co., Inc.
3,192 249,838
Dick's Sporting Goods, Inc.
13,709 1,945,170
Home Depot, Inc. (The)
6,141 1,812,332
Lowe's Cos., Inc.
8,816 1,762,936
O'Reilly Automotive, Inc. *
1,456 1,236,115
Penske Automotive Group, Inc.
6,522 924,885
Ross Stores, Inc.
6,515 691,437
TJX Cos., Inc. (The)
40,479 3,171,934
Tractor Supply Co.
7,711 1,812,394
Ulta Beauty, Inc. *
1,881 1,026,405
Williams-Sonoma, Inc.
2,811 341,986
19,440,889
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
33,499 5,523,985
HP, Inc.
17,380 510,103
6,034,088
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *
4,260 1,551,449
NIKE, Inc., Class B
4,315 529,192
2,080,641
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.7%
Altria Group, Inc.
51,320 2,289,898
Philip Morris International, Inc.
25,684 2,497,769
4,787,667
Trading Companies & Distributors - 1.0%
Fastenal Co.
25,858 1,394,780
MSC Industrial Direct Co., Inc.,
Class A 3,123 262,332
United Rentals, Inc.
6,146 2,432,341
Watsco, Inc.
3,619 1,151,421
WW Grainger, Inc.
2,686 1,850,144
7,091,018
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc. * 48,292 6,994,613
TOTAL COMMON STOCKS
(Cost $431,959,443) 655,770,075
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 4.73% (b)
(Cost $27,843,536) 27,858,531 27,847,387
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $459,802,979) 683,617,462
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (c) 1,556,796
NET ASSETS - 100.0% 685,174,258
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,861,057 2.5%
Consumer Discretionary 53,313,432 7.8
Consumer Staples 64,821,216 9.5
Energy 81,339,816 11.9
Financials 79,958,689 11.7
Health Care 118,335,525 17.3
Industrials 104,396,281 15.2
Information Technology 79,826,105 11.6
Materials 22,102,612 3.2
Real Estate 5,136,191 0.7
Utilities 29,679,151 4.3
Investment Companies 27,847,387 4.1
Total Investments In Securities
At Value 683,617,462 99.8
Other Assets in Excess of
Liabilities (c ) 1,556,796 0.2
Net Assets
$ 685,174,258 100.0%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of March 31, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 121 6/2023 USD $ 25,033,388 $ 843,469
$ 843,469
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 997,595 $ 997,595

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 0.7%
AeroVironment, Inc. *
2,557 234,375
AerSale Corp. *
7,266 125,121
Maxar Technologies, Inc.
10,586 540,521
Parsons Corp. *
10,345 462,835
1,362,852
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *
6,407 133,458
Forward Air Corp.
2,143 230,929
Hub Group, Inc., Class A *
6,051 507,921
872,308
Automobile Components - 1.0%
Adient plc *
3,163 129,557
Dorman Products, Inc. *
886 76,426
Fox Factory Holding Corp. *
1,281 155,475
Gentherm, Inc. *
6,484 391,763
LCI Industries
631 69,328
Modine Manufacturing Co. *
11,581 266,942
Patrick Industries, Inc.
994 68,397
Visteon Corp. *
3,565 559,099
XPEL, Inc. *(a)
2,997 203,646
1,920,633
Banks - 4.7%
Amalgamated Financial Corp.
8,004 141,591
Amerant Bancorp, Inc.
7,111 154,735
BancFirst Corp.
7,283 605,217
Bancorp, Inc. (The) *
9,159 255,078
Bankwell Financial Group, Inc.
1,489 37,017
Banner Corp.
1,233 67,038
BayCom Corp.
1,719 29,361
BCB Bancorp, Inc.
8,892 116,752
Berkshire Hills Bancorp, Inc.
15,762 394,996
Byline Bancorp, Inc.
8,822 190,732
Capital City Bank Group, Inc.
2,288 67,061
City Holding Co.
3,590 326,259
Coastal Financial Corp. *
5,205 187,432
Columbia Financial, Inc. *
11,133 203,511
Community Trust Bancorp, Inc.
1,369 51,954
CVB Financial Corp.
12,449 207,649
Enterprise Financial Services Corp.
1,248 55,648
Equity Bancshares, Inc., Class A
6,289 153,263
Esquire Financial Holdings, Inc.
5,367 209,850
Farmers & Merchants Bancorp,
Inc. 5,543 134,806
First BanCorp
21,522 245,781
First Business Financial Services,
Inc. 5,258 160,422
First Financial Corp.
1,370 51,348
First Guaranty Bancshares, Inc.
611 9,574
First Internet Bancorp
5,634 93,806
Flushing Financial Corp.
5,306 79,006
Great Southern Bancorp, Inc.
1,245 63,097
INVESTMENTS SHARES VALUE ($)
Banks - 4.7% (continued)
Greene County Bancorp, Inc.
7,526 170,690
Hancock Whitney Corp.
7,076 257,566
Hanmi Financial Corp.
23,235 431,474
Heritage Financial Corp.
3,267 69,914
Home BancShares, Inc.
4,242 92,094
HomeTrust Bancshares, Inc.
3,979 97,844
Independent Bank Corp.
946 62,077
International Bancshares Corp.
4,167 178,431
Lakeland Financial Corp.
3,632 227,508
NBT Bancorp, Inc.
2,687 90,579
Northeast Bank
3,896 131,139
Northfield Bancorp, Inc.
4,409 51,938
Northwest Bancshares, Inc.
4,932 59,332
OFG Bancorp
2,485 61,976
Origin Bancorp, Inc.
2,153 69,219
Park National Corp.
906 107,424
PCB Bancorp
3,727 54,004
Peapack-Gladstone Financial
Corp. 4,762 141,050
Provident Financial Services, Inc.
2,718 52,131
QCR Holdings, Inc.
1,517 66,611
S&T Bancorp, Inc.
2,512 79,002
ServisFirst Bancshares, Inc.
3,050 166,622
Shore Bancshares, Inc.
4,629 66,102
Southern Missouri Bancorp, Inc.
2,150 80,432
Stock Yards Bancorp, Inc.
6,385 352,069
TriCo Bancshares
5,915 246,005
Triumph Financial, Inc. *
2,989 173,541
United Bankshares, Inc.
14,134 497,517
Unity Bancorp, Inc.
675 15,397
Washington Federal, Inc.
2,995 90,209
WesBanco, Inc.
1,684 51,699
8,584,580
Beverages - 1.3%
Celsius Holdings, Inc. *
10,664 991,112
Coca-Cola Consolidated, Inc.
765 409,336
MGP Ingredients, Inc.
4,822 466,384
National Beverage Corp. *
9,775 515,338
2,382,170
Biotechnology - 8.4%
4D Molecular Therapeutics, Inc. *
4,147 71,287
ACADIA Pharmaceuticals, Inc. *
5,504 103,585
ADMA Biologics, Inc. *
76,247 252,378
Aerovate Therapeutics, Inc. *
3,851 77,675
Akero Therapeutics, Inc. *
8,618 329,725
Alkermes plc *
20,066 565,661
Amicus Therapeutics, Inc. *
31,417 348,415
AnaptysBio, Inc. *
4,746 103,273
Anavex Life Sciences Corp. *
8,290 71,045
Apellis Pharmaceuticals, Inc. *
15,173 1,000,811
Arcellx, Inc. *
3,646 112,333
Arcus Biosciences, Inc. *
3,303 60,247
Arcutis Biotherapeutics, Inc. *
5,833 64,163

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.4% (continued)
Arrowhead Pharmaceuticals, Inc. *
2,624 66,650
Avid Bioservices, Inc. *
9,751 182,929
Avidity Biosciences, Inc. *
7,431 114,066
BioCryst Pharmaceuticals, Inc. *
13,072 109,020
Bioxcel Therapeutics, Inc. *
3,297 61,522
Bluebird Bio, Inc. *
15,804 50,257
Bridgebio Pharma, Inc. *
5,415 89,781
Catalyst Pharmaceuticals, Inc. *
23,722 393,311
Celldex Therapeutics, Inc. *
6,795 244,484
Cerevel Therapeutics Holdings,
Inc. * 13,645 332,802
Chinook Therapeutics, Inc. *
15,364 355,677
Cogent Biosciences, Inc. *
13,077 141,101
Crinetics Pharmaceuticals, Inc. *
5,399 86,708
CTI BioPharma Corp. *
39,583 166,249
Cytokinetics, Inc. *
15,665 551,251
Day One Biopharmaceuticals, Inc.
* 13,047 174,438
Deciphera Pharmaceuticals, Inc. *
13,904 214,817
Dynavax Technologies Corp. *
5,648 55,407
Enanta Pharmaceuticals, Inc. *
1,454 58,800
Enochian Biosciences, Inc. *
6,631 6,068
FibroGen, Inc. *
12,034 224,554
Geron Corp. *
111,442 241,829
Halozyme Therapeutics, Inc. *
17,824 680,699
ImmunoGen, Inc. *
24,759 95,075
Immunovant, Inc. *
24,697 383,050
Insmed, Inc. *
5,694 97,083
Intellia Therapeutics, Inc. *
1,590 59,259
Ironwood Pharmaceuticals, Inc. *
11,870 124,872
IVERIC bio, Inc. *
21,156 514,725
Karuna Therapeutics, Inc. *
5,450 989,938
Keros Therapeutics, Inc. *
2,169 92,616
Kiniksa Pharmaceuticals Ltd.,
Class A * 5,877 63,236
Krystal Biotech, Inc. *
3,942 315,596
Madrigal Pharmaceuticals, Inc. *
2,592 627,938
MannKind Corp. *
42,230 173,143
Mersana Therapeutics, Inc. *
13,571 55,777
Mirum Pharmaceuticals, Inc. *
11,211 269,288
Nuvalent, Inc., Class A *
7,566 197,397
PDL BioPharma, Inc. (3)*(b)
34,242 34,142
Point Biopharma Global, Inc. *
10,476 76,160
Prometheus Biosciences, Inc. *
7,025 753,923
Prothena Corp. plc (Ireland) *
7,273 352,522
PTC Therapeutics, Inc. *
9,698 469,771
RAPT Therapeutics, Inc. *
2,953 54,188
Replimune Group, Inc. *
4,010 70,817
REVOLUTION Medicines, Inc. *
5,693 123,310
Rocket Pharmaceuticals, Inc. *
6,115 104,750
Sage Therapeutics, Inc. *
3,387 142,118
Syndax Pharmaceuticals, Inc. *
11,385 240,451
TG Therapeutics, Inc. *
13,918 209,327
Travere Therapeutics, Inc. *
5,557 124,977
Vaxcyte, Inc. *
12,725 476,933
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.4% (continued)
Vera Therapeutics, Inc. *
7,149 55,476
Viridian Therapeutics, Inc. *
8,742 222,396
15,333,272
Broadline Retail - 0.5%
Dillard's, Inc., Class A 2,870 883,042
Building Products - 1.5%
AAON, Inc.
7,297 705,547
CSW Industrials, Inc.
2,595 360,523
Gibraltar Industries, Inc. *
4,161 201,809
Griffon Corp.
11,787 377,302
Simpson Manufacturing Co., Inc.
4,998 547,981
UFP Industries, Inc.
7,524 597,932
2,791,094
Capital Markets - 1.3%
Artisan Partners Asset
Management, Inc., Class A 1,872 59,867
B Riley Financial, Inc.
5,060 143,653
Brightsphere Investment Group,
Inc. 8,653 204,038
Diamond Hill Investment Group,
Inc. 669 110,104
Donnelley Financial Solutions,
Inc. * 11,153 455,712
Hamilton Lane, Inc., Class A
1,664 123,103
Houlihan Lokey, Inc.
2,627 229,836
PJT Partners, Inc., Class A
8,091 584,089
StoneX Group, Inc. *
3,284 339,992
Virtus Investment Partners, Inc.
748 142,412
2,392,806
Chemicals - 1.7%
AdvanSix, Inc.
6,860 262,532
American Vanguard Corp.
12,004 262,648
Balchem Corp.
731 92,457
Cabot Corp.
4,735 362,890
Hawkins, Inc.
8,373 366,570
HB Fuller Co.
4,454 304,876
Innospec, Inc.
3,153 323,719
Intrepid Potash, Inc. *
2,808 77,501
Livent Corp. *
22,049 478,904
LSB Industries, Inc. *
18,696 193,130
Quaker Chemical Corp.
301 59,583
Rayonier Advanced Materials,
Inc. * 12,704 79,654
Sensient Technologies Corp.
2,270 173,791
Stepan Co.
1,189 122,503
Valhi, Inc.
1,318 22,946
3,183,704
Commercial Services & Supplies - 0.7%
Aris Water Solutions, Inc., Class A
6,757 52,637
Casella Waste Systems, Inc., Class
A * 7,637 631,275

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.7% (continued)
CoreCivic, Inc., REIT *
13,938 128,230
Ennis, Inc.
3,848 81,154
GEO Group, Inc. (The) *
22,490 177,446
Heritage-Crystal Clean, Inc. *
3,322 118,296
1,189,038
Communications Equipment - 1.5%
ADTRAN Holdings, Inc.
8,948 141,915
Aviat Networks, Inc. *
3,954 136,255
Calix, Inc. *
13,749 736,809
Clearfield, Inc. *
3,744 174,395
Digi International, Inc. *
8,379 282,205
Extreme Networks, Inc. *
38,967 745,049
Harmonic, Inc. *
17,824 260,052
NetScout Systems, Inc. *
6,923 198,344
2,675,024
Construction & Engineering - 2.3%
Ameresco, Inc., Class A *
9,435 464,391
Arcosa, Inc.
4,266 269,227
Comfort Systems USA, Inc.
5,664 826,717
Construction Partners, Inc., Class
A * 7,244 195,153
Dycom Industries, Inc. *
3,550 332,458
EMCOR Group, Inc.
4,514 733,931
Fluor Corp. *
24,915 770,123
MYR Group, Inc. *
3,261 410,919
Sterling Infrastructure, Inc. *
5,513 208,832
4,211,751
Consumer Finance - 0.5%
Consumer Portfolio Services, Inc. *
7,936 84,836
Encore Capital Group, Inc. *
1,075 54,234
EZCORP, Inc., Class A *
15,046 129,396
FirstCash Holdings, Inc.
2,382 227,171
Nelnet, Inc., Class A
4,656 427,840
NerdWallet, Inc., Class A *
3,219 52,083
975,560
Consumer Staples Distribution & Retail - 1.2%
Andersons, Inc. (The)
2,996 123,795
Chefs' Warehouse, Inc. (The) *
3,281 111,718
Ingles Markets, Inc., Class A
5,317 471,618
Natural Grocers by Vitamin
Cottage, Inc. 6,193 72,768
SpartanNash Co.
8,520 211,296
Sprouts Farmers Market, Inc. *
13,587 475,953
United Natural Foods, Inc. *
7,833 206,399
Weis Markets, Inc.
6,984 591,335
2,264,882
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0.4%
Greif, Inc., Class A
6,354 402,653
O-I Glass, Inc. *
16,675 378,689
781,342
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. *
2,734 105,587
Carriage Services, Inc.
4,476 136,607
Chegg, Inc.
3,249 52,959
Duolingo, Inc. *
1,983 282,756
Graham Holdings Co., Class B
98 58,392
Laureate Education, Inc., Class A
32,954 387,539
Strategic Education, Inc.
1,578 141,752
Stride, Inc. *
6,849 268,823
Universal Technical Institute, Inc. *
20,602 152,043
1,586,458
Diversified REITs - 0.2%
Alexander & Baldwin, Inc., REIT
3,556 67,244
Armada Hoffler Properties, Inc.,
REIT 10,076 118,998
CTO Realty Growth, Inc., REIT
10,228 176,535
362,777
Diversified Telecommunication Services - 1.0%
Globalstar, Inc. *
264,412 306,718
IDT Corp., Class B *
4,808 163,857
Iridium Communications, Inc.
19,566 1,211,722
Ooma, Inc. *
4,785 59,860
1,742,157
Electric Utilities - 0.5%
MGE Energy, Inc.
6,032 468,505
Otter Tail Corp.
6,452 466,286
934,791
Electrical Equipment - 2.2%
Array Technologies, Inc. *
24,362 533,041
Atkore, Inc. *
6,623 930,399
Babcock & Wilcox Enterprises,
Inc. * 25,888 156,881
Bloom Energy Corp., Class A *
25,788 513,955
Encore Wire Corp.
2,092 387,710
Fluence Energy, Inc. *
17,977 364,034
NuScale Power Corp. *
26,550 241,340
Shoals Technologies Group, Inc.,
Class A * 25,568 582,695
SunPower Corp. *
16,966 234,809
3,944,864
Electronic Equipment, Instruments & Components - 2.1%
Advanced Energy Industries, Inc.
2,257 221,186
Arlo Technologies, Inc. *
15,162 91,882
Badger Meter, Inc.
3,617 440,623
Belden, Inc.
7,361 638,714
ePlus, Inc. *
2,844 139,470

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.1%
(continued)
Fabrinet (Thailand) *
3,201 380,151
Insight Enterprises, Inc. *
2,223 317,800
Methode Electronics, Inc.
3,694 162,093
Napco Security Technologies, Inc. *
5,846 219,693
Novanta, Inc. *
1,737 276,339
PC Connection, Inc.
3,069 137,982
Plexus Corp. *
757 73,860
Rogers Corp. *
346 56,547
Sanmina Corp. *
8,733 532,625
ScanSource, Inc. *
2,804 85,354
3,774,319
Energy Equipment & Services - 3.8%
Archrock, Inc.
17,745 173,369
Borr Drilling Ltd. (Mexico) *
45,935 348,187
Cactus, Inc., Class A
4,144 170,857
ChampionX Corp.
15,578 422,631
Diamond Offshore Drilling, Inc. *
34,848 419,570
Helix Energy Solutions Group,
Inc. * 30,600 236,844
Helmerich & Payne, Inc.
11,714 418,775
Liberty Energy, Inc., Class A
18,870 241,725
Nabors Industries Ltd. *
1,971 240,285
NexTier Oilfield Solutions, Inc. *
40,708 323,629
Noble Corp. plc *
16,346 645,177
Oceaneering International, Inc. *
3,180 56,063
Patterson-UTI Energy, Inc.
31,900 373,230
RPC, Inc.
39,929 307,054
Select Energy Services, Inc., Class
A 16,003 111,381
Solaris Oilfield Infrastructure, Inc.,
Class A 7,032 60,053
TETRA Technologies, Inc. *
41,042 108,761
Tidewater, Inc. *
11,779 519,218
US Silica Holdings, Inc. *
13,173 157,286
Valaris Ltd. *
11,504 748,450
Weatherford International plc *
14,823 879,745
6,962,290
Financial Services - 1.5%
A-Mark Precious Metals, Inc.
6,811 236,001
Enact Holdings, Inc.
4,644 106,162
EVERTEC, Inc.
3,192 107,730
International Money Express, Inc. *
9,919 255,712
Jackson Financial, Inc., Class A
5,816 217,577
Merchants Bancorp
7,086 184,519
Mr Cooper Group, Inc. *
14,766 604,963
Payoneer Global, Inc. *
18,167 114,089
PennyMac Financial Services, Inc.
9,017 537,503
Remitly Global, Inc. *
5,172 87,665
Walker & Dunlop, Inc.
2,922 222,569
Waterstone Financial, Inc.
6,106 92,384
2,766,874
INVESTMENTS SHARES VALUE ($)
Food Products - 1.6%
Alico, Inc.
5,218 126,276
Cal-Maine Foods, Inc.
7,270 442,670
Hostess Brands, Inc. *
32,120 799,146
Lancaster Colony Corp.
2,318 470,276
Seneca Foods Corp., Class A *
1,255 65,599
Simply Good Foods Co. (The) *
7,102 282,446
SunOpta, Inc. (Canada) *
18,069 139,131
Tootsie Roll Industries, Inc.
7,118 319,669
TreeHouse Foods, Inc. *
7,018 353,918
2,999,131
Gas Utilities - 0.8%
Chesapeake Utilities Corp.
415 53,116
New Jersey Resources Corp.
14,273 759,324
Northwest Natural Holding Co.
2,081 98,972
ONE Gas, Inc.
1,981 156,955
Spire, Inc.
5,294 371,321
1,439,688
Ground Transportation - 0.7%
ArcBest Corp.
1,563 144,453
Covenant Logistics Group, Inc.
5,720 202,602
Daseke, Inc. *
11,915 92,103
Marten Transport Ltd.
13,081 274,047
PAM Transportation Services, Inc. *
5,095 145,870
Saia, Inc. *
979 266,366
Universal Logistics Holdings, Inc.
3,223 93,950
1,219,391
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings, Inc. *
19,838 309,473
AtriCure, Inc. *
3,525 146,111
Atrion Corp.
227 142,536
Axonics, Inc. *
5,767 314,648
Cutera, Inc. *
2,244 53,003
Glaukos Corp. *
1,864 93,387
Haemonetics Corp. *
7,701 637,258
Heska Corp. *
790 77,120
Inari Medical, Inc. *
1,145 70,692
Inspire Medical Systems, Inc. *
3,530 826,267
iRadimed Corp.
2,123 83,540
iRhythm Technologies, Inc. *
1,173 145,487
Lantheus Holdings, Inc. *
11,455 945,725
LeMaitre Vascular, Inc.
1,424 73,293
Merit Medical Systems, Inc. *
2,885 213,346
PROCEPT BioRobotics Corp. *
6,218 176,591
Shockwave Medical, Inc. *
4,734 1,026,473
Silk Road Medical, Inc. *
2,878 112,616
STAAR Surgical Co. *
1,353 86,524
TransMedics Group, Inc. *
6,548 495,880
UFP Technologies, Inc. *
2,205 286,297
6,316,267

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.6%
AdaptHealth Corp. *
7,272 90,391
Addus HomeCare Corp. *
4,833 515,971
Agiliti, Inc. *
4,611 73,684
Alignment Healthcare, Inc. *
9,377 59,638
AMN Healthcare Services, Inc. *
2,193 181,931
Apollo Medical Holdings, Inc. *
1,811 66,047
CorVel Corp. *
1,524 289,987
Cross Country Healthcare, Inc. *
12,438 277,616
Ensign Group, Inc. (The)
6,555 626,265
Fulgent Genetics, Inc. *
1,812 56,571
HealthEquity, Inc. *
8,907 522,930
Hims & Hers Health, Inc. *
24,585 243,883
ModivCare, Inc. *
1,609 135,285
National HealthCare Corp.
1,435 83,330
Option Care Health, Inc. *
26,321 836,218
Owens & Minor, Inc. *
6,906 100,482
Patterson Cos., Inc.
2,949 78,945
Privia Health Group, Inc. *
14,728 406,640
R1 RCM, Inc. *
4,214 63,210
Select Medical Holdings Corp.
5,844 151,067
4,860,091
Health Care REITs - 0.1%
LTC Properties, Inc., REIT
5,269 185,100
National Health Investors, Inc.,
REIT 1,042 53,746
238,846
Health Care Technology - 0.6%
Computer Programs and Systems,
Inc. * 2,396 72,359
Evolent Health, Inc., Class A *
22,841 741,190
NextGen Healthcare, Inc. *
6,568 114,349
Phreesia, Inc. *
1,757 56,734
Veradigm, Inc. *
11,498 150,049
1,134,681
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT, Inc., REIT
12,221 189,670
Braemar Hotels & Resorts, Inc.,
REIT 15,679 60,521
Chatham Lodging Trust, REIT
13,360 140,146
Ryman Hospitality Properties, Inc.,
REIT 4,353 390,595
780,932
Hotels, Restaurants & Leisure - 3.2%
Bloomin' Brands, Inc.
3,767 96,624
Bowlero Corp. *
31,311 530,722
Dave & Buster's Entertainment,
Inc. * 3,406 125,307
Everi Holdings, Inc. *
12,227 209,693
Golden Entertainment, Inc. *
7,171 312,010
Hilton Grand Vacations, Inc. *
6,508 289,150
Inspired Entertainment, Inc. *
8,746 111,861
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 3.2% (continued)
International Game Technology plc
5,990 160,532
Kura Sushi USA, Inc., Class A *
4,325 284,758
Life Time Group Holdings, Inc. *
4,566 72,873
Light & Wonder, Inc. *
5,842 350,812
Monarch Casino & Resort, Inc.
1,468 108,852
Papa John's International, Inc.
1,834 137,422
Red Rock Resorts, Inc., Class A
9,007 401,442
SeaWorld Entertainment, Inc. *
5,692 348,977
Target Hospitality Corp. *
28,196 370,495
Texas Roadhouse, Inc.
8,668 936,664
Wingstop, Inc.
4,336 796,003
Xponential Fitness, Inc., Class A *
7,595 230,812
5,875,009
Household Durables - 0.5%
Ethan Allen Interiors, Inc.
5,340 146,636
Green Brick Partners, Inc. *
9,038 316,872
Installed Building Products, Inc.
1,460 166,484
M/I Homes, Inc. *
936 59,052
Meritage Homes Corp.
1,206 140,813
Taylor Morrison Home Corp., Class
A * 4,294 164,289
994,146
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,210 125,415
Independent Power and Renewable Electricity Producers - 0.8%
Altus Power, Inc. *
9,807 53,742
Clearway Energy, Inc., Class C
21,502 673,658
Montauk Renewables, Inc. *
20,989 165,183
Ormat Technologies, Inc.
7,645 648,067
1,540,650
Industrial REITs - 0.1%
Indus Realty Trust, Inc., REIT
794 52,634
Terreno Realty Corp., REIT
2,671 172,547
225,181
Insurance - 2.8%
American Equity Investment Life
Holding Co. 7,844 286,228
CNO Financial Group, Inc.
18,395 408,185
Donegal Group, Inc., Class A
7,211 110,184
Employers Holdings, Inc.
1,463 60,993
Genworth Financial, Inc., Class A *
51,457 258,314
HCI Group, Inc.
1,322 70,859
Horace Mann Educators Corp.
1,584 53,032
Kinsale Capital Group, Inc.
4,023 1,207,503
MBIA, Inc. *
10,666 98,767
ProAssurance Corp.
3,126 57,769
RLI Corp.
9,594 1,275,139
Safety Insurance Group, Inc.
5,918 441,009
Selective Insurance Group, Inc.
6,429 612,877

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.8% (continued)
United Fire Group, Inc.
7,299 193,788
5,134,647
Interactive Media & Services - 0.1%
DHI Group, Inc. * 37,050 143,754
IT Services - 0.2%
Hackett Group, Inc. (The)
8,283 153,070
Information Services Group, Inc.
12,869 65,503
Perficient, Inc. *
1,821 131,458
350,031
Leisure Products - 0.5%
Acushnet Holdings Corp.
11,141 567,522
Malibu Boats, Inc., Class A *
1,757 99,183
MasterCraft Boat Holdings, Inc. *
3,572 108,696
Vista Outdoor, Inc. *
8,213 227,582
1,002,983
Life Sciences Tools & Services - 0.6%
AbCellera Biologics, Inc. (Canada)
* 7,371 55,577
CryoPort, Inc. *
3,165 75,960
Medpace Holdings, Inc. *
3,764 707,820
Pacific Biosciences of California,
Inc. * 16,211 187,724
1,027,081
Machinery - 3.0%
Alamo Group, Inc.
1,547 284,896
Chart Industries, Inc. *
1,949 244,405
Columbus McKinnon Corp.
2,229 82,830
Energy Recovery, Inc. *
14,786 340,817
EnPro Industries, Inc.
734 76,255
Federal Signal Corp.
2,494 135,200
Franklin Electric Co., Inc.
2,983 280,700
Greenbrier Cos., Inc. (The)
3,571 114,879
Kadant, Inc.
1,754 365,744
Lindsay Corp.
1,848 279,288
Mueller Industries, Inc.
10,649 782,489
Omega Flex, Inc.
827 92,161
RBC Bearings, Inc. *
3,543 824,562
Shyft Group, Inc. (The)
11,427 259,964
SPX Technologies, Inc. *
3,998 282,179
Standex International Corp.
731 89,504
Terex Corp.
5,535 267,783
Titan International, Inc. *
24,655 258,385
Wabash National Corp.
5,158 126,835
Watts Water Technologies, Inc.,
Class A 1,423 239,519
5,428,395
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc.
3,854 175,357
Genco Shipping & Trading Ltd.
3,381 52,946
228,303
Media - 0.2%
Entravision Communications Corp.,
Class A 16,919 102,360
John Wiley & Sons, Inc., Class A
1,426 55,286
Scholastic Corp.
3,042 104,097
TechTarget, Inc. *
4,033 145,672
407,415
Metals & Mining - 2.4%
Alpha Metallurgical Resources, Inc.
3,131 488,436
ATI, Inc. *
19,116 754,317
Carpenter Technology Corp.
1,377 61,635
Commercial Metals Co.
15,035 735,212
Haynes International, Inc.
6,100 305,549
Hecla Mining Co.
37,822 239,413
Materion Corp.
1,684 195,344
Piedmont Lithium, Inc. *
1,566 94,038
Ryerson Holding Corp.
15,339 558,033
SunCoke Energy, Inc.
12,855 115,438
TimkenSteel Corp. *
14,479 265,545
Warrior Met Coal, Inc.
10,096 370,624
Worthington Industries, Inc.
3,857 249,355
4,432,939
Multi-Utilities - 0.1%
Black Hills Corp.
1,282 80,894
Unitil Corp.
2,475 141,174
222,068
Office REITs - 0.1%
Equity Commonwealth, REIT 7,068 146,378
Oil, Gas & Consumable Fuels - 8.4%
Amplify Energy Corp. *
27,821 191,130
Arch Resources, Inc.
2,582 339,430
Ardmore Shipping Corp. (Ireland)
11,810 175,615
Berry Corp.
8,288 65,061
California Resources Corp.
3,398 130,823
Centrus Energy Corp., Class A *
1,682 54,160
Chord Energy Corp.
3,924 528,170
Civitas Resources, Inc.
9,855 673,491
Comstock Resources, Inc.
31,010 334,598
CONSOL Energy, Inc.
8,748 509,746
CVR Energy, Inc.
18,028 590,958
Delek US Holdings, Inc.
10,770 247,171
Denbury, Inc. *
5,689 498,527
DHT Holdings, Inc.
25,244 272,888
Dorian LPG Ltd.
18,982 378,501
Earthstone Energy, Inc., Class A *
12,554 163,327
Equitrans Midstream Corp.
9,958 57,557
FLEX LNG Ltd. (Norway)
4,918 165,146

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 8.4% (continued)
Frontline plc (Norway)
23,304 385,914
Golar LNG Ltd. (Cameroon) *
16,142 348,667
Green Plains, Inc. *
7,657 237,290
Gulfport Energy Corp. *
3,453 276,240
HighPeak Energy, Inc.
18,237 419,451
International Seaways, Inc.
11,523 480,279
Kinetik Holdings, Inc.
14,942 467,685
Kosmos Energy Ltd. (Ghana) *
72,295 537,875
Magnolia Oil & Gas Corp., Class A
15,055 329,403
Matador Resources Co.
16,262 774,884
Murphy Oil Corp.
16,617 614,497
NACCO Industries, Inc., Class A
5,470 197,303
NextDecade Corp. *
46,140 229,316
Nordic American Tankers Ltd.
57,454 227,518
Northern Oil and Gas, Inc.
9,654 292,999
Par Pacific Holdings, Inc. *
3,793 110,756
PBF Energy, Inc., Class A
18,991 823,450
Peabody Energy Corp. *
21,673 554,829
Permian Resources Corp.
65,419 686,899
SandRidge Energy, Inc. *
10,395 149,792
Scorpio Tankers, Inc. (Monaco)
10,199 574,306
SFL Corp. Ltd. (Norway)
5,576 52,972
SilverBow Resources, Inc. *
2,469 56,417
SM Energy Co.
6,869 193,431
Talos Energy, Inc. *
9,346 138,695
Teekay Corp. *
15,946 98,546
Teekay Tankers Ltd., Class A
(Canada) * 8,497 364,776
Uranium Energy Corp. *
59,784 172,178
VAALCO Energy, Inc.
13,839 62,691
Vertex Energy, Inc. *
14,848 146,698
W&T Offshore, Inc. *
18,400 93,472
15,475,528
Paper & Forest Products - 0.2%
Clearwater Paper Corp. *
4,786 159,948
Sylvamo Corp.
6,362 294,306
454,254
Passenger Airlines - 0.0% (c)
Frontier Group Holdings, Inc. * 8,679 85,401
Personal Care Products - 1.0%
BellRing Brands, Inc.
1,837 62,458
Edgewell Personal Care Co.
5,955 252,611
elf Beauty, Inc. *
12,289 1,011,999
Inter Parfums, Inc.
2,981 424,018
1,751,086
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. *
11,821 95,632
Amphastar Pharmaceuticals, Inc. *
11,815 443,062
Amylyx Pharmaceuticals, Inc. *
7,842 230,084
Axsome Therapeutics, Inc. *
7,633 470,803
Cassava Sciences, Inc. *
2,209 53,281
Corcept Therapeutics, Inc. *
12,489 270,512
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.8% (continued)
DICE Therapeutics, Inc. *
7,361 210,893
Evolus, Inc. *
8,656 73,230
Harmony Biosciences Holdings,
Inc. * 8,661 282,782
Intra-Cellular Therapies, Inc. *
9,323 504,840
Liquidia Corp. *
34,330 237,220
Prestige Consumer Healthcare,
Inc. * 11,074 693,565
Reata Pharmaceuticals, Inc., Class
A * 5,979 543,611
Revance Therapeutics, Inc. *
14,075 453,356
SIGA Technologies, Inc.
14,646 84,214
Supernus Pharmaceuticals, Inc. *
3,773 136,696
Ventyx Biosciences, Inc. *
10,726 359,321
5,143,102
Professional Services - 2.9%
ASGN, Inc. *
5,078 419,798
Barrett Business Services, Inc.
1,086 96,263
CBIZ, Inc. *
11,004 544,588
CRA International, Inc.
2,615 281,949
CSG Systems International, Inc.
4,659 250,188
ExlService Holdings, Inc. *
5,261 851,388
Exponent, Inc.
2,524 251,618
Franklin Covey Co. *
6,376 245,285
Huron Consulting Group, Inc. *
5,824 468,075
ICF International, Inc.
3,314 363,546
Insperity, Inc.
4,904 596,081
Kforce, Inc.
1,508 95,366
NV5 Global, Inc. *
3,159 328,441
Resources Connection, Inc.
10,077 171,914
TriNet Group, Inc. *
974 78,514
TTEC Holdings, Inc.
4,111 153,052
Verra Mobility Corp., Class A *
7,464 126,291
5,322,357
Real Estate Management & Development - 0.2%
St Joe Co. (The) 10,523 437,862
Residential REITs - 0.2%
Apartment Investment and
Management Co., Class A, REIT 14,887 114,481
BRT Apartments Corp., REIT
8,833 174,187
Centerspace, REIT
994 54,302
342,970
Retail REITs - 1.2%
Agree Realty Corp., REIT
7,672 526,376
Kite Realty Group Trust, REIT
10,558 220,873
Phillips Edison & Co., Inc., REIT
7,096 231,472
Retail Opportunity Investments
Corp., REIT 3,939 54,989
Saul Centers, Inc., REIT
3,345 130,455
SITE Centers Corp., REIT
11,942 146,648
Tanger Factory Outlet Centers,
Inc., REIT 19,764 387,967

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Retail REITs - 1.2% (continued)
Urstadt Biddle Properties, Inc.,
Class A, REIT 14,141 248,457
Whitestone, REIT
29,332 269,854
2,217,091
Semiconductors & Semiconductor Equipment - 3.2%
Alpha & Omega Semiconductor
Ltd. * 5,612 151,243
Amkor Technology, Inc.
26,295 684,196
Axcelis Technologies, Inc. *
5,819 775,382
Cohu, Inc. *
3,568 136,976
Diodes, Inc. *
3,066 284,402
FormFactor, Inc. *
3,422 108,991
Impinj, Inc. *
4,298 582,465
indie Semiconductor, Inc., Class A
(China) * 5,416 57,139
MACOM Technology Solutions
Holdings, Inc. * 13,053 924,675
Onto Innovation, Inc. *
858 75,401
PDF Solutions, Inc. *
10,306 436,974
Photronics, Inc. *
10,022 166,165
Power Integrations, Inc.
973 82,355
Rambus, Inc. *
19,832 1,016,588
Silicon Laboratories, Inc. *
496 86,845
Transphorm, Inc. *
7,552 30,132
Ultra Clean Holdings, Inc. *
3,328 110,356
Veeco Instruments, Inc. *
8,355 176,541
5,886,826
Software - 2.5%
A10 Networks, Inc.
24,742 383,254
Agilysys, Inc. *
3,962 326,905
Altair Engineering, Inc., Class A *
2,085 150,349
Appfolio, Inc., Class A *
5,314 661,487
Blackline, Inc. *
2,194 147,327
Box, Inc., Class A *
19,236 515,332
Clear Secure, Inc., Class A
16,071 420,578
CommVault Systems, Inc. *
1,051 59,634
Instructure Holdings, Inc. *
5,655 146,465
Intapp, Inc. *
2,600 116,584
Model N, Inc. *
3,301 110,484
PowerSchool Holdings, Inc., Class
A * 14,248 282,395
Qualys, Inc. *
1,888 245,478
SPS Commerce, Inc. *
3,644 554,981
Tenable Holdings, Inc. *
2,534 120,390
Varonis Systems, Inc. *
2,171 56,468
Verint Systems, Inc. *
1,508 56,158
Zeta Global Holdings Corp., Class
A * 14,048 152,140
4,506,409
Specialized REITs - 0.2%
Farmland Partners, Inc., REIT
13,601 145,531
Four Corners Property Trust, Inc.,
REIT 4,794 128,767
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0.2% (continued)
PotlatchDeltic Corp., REIT
2,454 121,473
395,771
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.
11,188 730,017
Asbury Automotive Group, Inc. *
1,690 354,900
Buckle, Inc. (The)
5,074 181,091
Build-A-Bear Workshop, Inc.
6,434 149,526
Caleres, Inc.
7,502 162,268
Destination XL Group, Inc. *
26,644 146,809
Foot Locker, Inc.
5,212 206,864
Genesco, Inc. *
2,999 110,603
Group 1 Automotive, Inc.
674 152,607
Hibbett, Inc.
895 52,787
Murphy USA, Inc.
4,327 1,116,582
ODP Corp. (The) *
8,720 392,226
Shoe Carnival, Inc.
5,985 153,515
Signet Jewelers Ltd.
1,657 128,882
Sonic Automotive, Inc., Class A
5,550 301,587
4,340,264
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. *
9,014 288,268
Super Micro Computer, Inc. *
7,733 823,951
1,112,219
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.
5,986 756,870
Ermenegildo Zegna NV (Italy)
4,318 58,897
Kontoor Brands, Inc.
1,125 54,439
Movado Group, Inc.
8,811 253,492
Oxford Industries, Inc.
2,986 315,292
1,438,990
Tobacco - 0.5%
Universal Corp.
8,684 459,297
Vector Group Ltd.
30,826 370,220
829,517
Trading Companies & Distributors - 3.4%
Applied Industrial Technologies,
Inc. 5,103 725,289
Beacon Roofing Supply, Inc. *
4,115 242,168
BlueLinx Holdings, Inc. *
3,525 239,559
Boise Cascade Co.
7,564 478,423
Custom Truck One Source, Inc. *
11,401 77,413
GATX Corp.
5,426 596,969
Global Industrial Co.
7,478 200,709
GMS, Inc. *
1,590 92,045
Herc Holdings, Inc.
2,629 299,443
Hudson Technologies, Inc. *
25,552 223,069
McGrath RentCorp
2,883 269,013
MRC Global, Inc. *
10,949 106,424
NOW, Inc. *
16,359 182,403
Rush Enterprises, Inc., Class A
10,266 560,524

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.4% (continued)
Textainer Group Holdings Ltd.
(China) 12,295 394,792
Titan Machinery, Inc. *
3,515 107,032
Transcat, Inc. *
1,499 133,996
Triton International Ltd.
10,478 662,419
Veritiv Corp.
5,046 681,916
6,273,606
Water Utilities - 0.6%
American States Water Co.
5,893 523,829
Artesian Resources Corp., Class A
2,870 158,883
Cadiz, Inc. *
10,859 43,871
California Water Service Group
4,921 286,402
1,012,985
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 18,221 264,205
TOTAL COMMON STOCKS
(Cost $136,769,179) 177,442,453
SHORT-TERM INVESTMENTS - 0.2%
INVESTMENT COMPANIES - 0.2%
Limited Purpose Cash Investment
Fund, 4.73% (d)
(Cost $297,130) 297,249 297,130
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.8%
(Cost $137,066,309) 177,739,583
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.2% (e) 5,931,377
NET ASSETS - 100.0% 183,670,960
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,557,531 1.4%
Consumer Discretionary 18,041,526 9.9
Consumer Staples 10,352,200 5.7
Energy 22,437,818 12.2
Financials 19,854,466 10.8
Health Care 33,814,495 18.4
Industrials 32,929,360 17.9
Information Technology 18,304,828 10.0
Materials 8,852,239 4.8
Real Estate 5,147,808 2.7
Utilities 5,150,182 2.8
Investment Companies 297,130 0.2
Total Investments In Securities
At Value 177,739,583 96.8
Other Assets in Excess of
Liabilities (e ) 5,931,377 3.2
Net Assets
$ 183,670,960 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $203,646, which represents 0.11% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of March 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2023 amounted to $34,142, which represents 0.02% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 33 6/2023 USD $ 2,992,275 $ 36,318
$ 36,318
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 548,094 $ 548,094

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 7.1%
BHP Group Ltd. 166,665 5,268,935
Brambles Ltd. 74,521 671,900
Commonwealth Bank of Australia 5,389 355,811
Fortescue Metals Group Ltd. 186,854 2,808,709
Glencore plc 503,427 2,896,829
Goodman Group, REIT 98,729 1,252,855
Macquarie Group Ltd. 7,787 921,978
Mineral Resources Ltd. 10,039 542,678
National Australia Bank Ltd. 86,422 1,610,333
Origin Energy Ltd. 61,075 340,132
Pilbara Minerals Ltd. 90,777 241,503
Qantas Airways Ltd. * 52,706 235,251
REA Group Ltd. 5,952 554,985
Rio Tinto plc 30,779 2,089,217
Santos Ltd. 26,764 123,179
South32 Ltd. 90,362 264,827
Suncorp Group Ltd. 65,290 530,490
Treasury Wine Estates Ltd. 64,048 562,264
Wesfarmers Ltd. 39,229 1,325,882
Westpac Banking Corp. 7,010 102,063
WiseTech Global Ltd. 7,466 328,905
Woodside Energy Group Ltd. 110,012 2,457,685
25,486,411
—
Belgium - 0.1%
Anheuser-Busch InBev SA/NV 1,973 131,520
KBC Group NV 4,579 314,627
446,147
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 449,489
Canada - 10.1%
Agnico Eagle Mines Ltd. (1) 7,471 380,875
Alimentation Couche-Tard, Inc. (1) 21,781 1,095,094
AltaGas Ltd. (1) 8,068 134,497
Bank of Montreal (1) 13,285 1,183,314
Cameco Corp. (1) 39,070 1,023,076
Canadian National Railway Co. (1) 3,249 383,365
Canadian Natural Resources Ltd.
(1) 72,055 3,987,416
Canadian Pacific Railway Ltd. (1) 40,714 3,135,114
Canadian Utilities Ltd., Class A (1) 3,848 107,226
Cenovus Energy, Inc. (1) 166,991 2,913,539
Constellation Software, Inc. (1) 892 1,677,019
Dollarama, Inc. (1) 9,861 589,325
Empire Co. Ltd., Class A (1) 4,033 108,114
Fairfax Financial Holdings Ltd. (1) 564 375,094
Franco-Nevada Corp. (1) 3,781 551,497
George Weston Ltd. (1) 10,840 1,436,511
Hydro One Ltd. (1)(a) 32,356 921,242
Imperial Oil Ltd. (1) 46,898 2,384,979
Intact Financial Corp. (1) 13,298 1,903,144
Loblaw Cos. Ltd. (1) 2,652 241,692
Lumine Group, Inc. (1)(b) 2,676 29,126
Manulife Financial Corp. (1) 13,396 245,816
National Bank of Canada (1) 32,202 2,303,342
Nutrien Ltd. (1) 15,664 1,156,806
INVESTMENTS SHARES VALUE ($)
Canada - 10.1% (continued)
Restaurant Brands International,
Inc. (1) 12,429 834,394
Royal Bank of Canada (1) 9,876 944,486
Saputo, Inc. (1) 8,348 216,004
Suncor Energy, Inc. (1) 6,598 204,848
Teck Resources Ltd., Class B (1) 21,752 794,274
Thomson Reuters Corp. (1) 22,200 2,888,382
Tourmaline Oil Corp. (1) 15,478 645,003
WSP Global, Inc. (1) 12,849 1,683,062
36,477,676
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 289,000 899,731
Budweiser Brewing Co. APAC Ltd.
(a) 249,800 760,223
Prosus NV 18,336 1,435,784
Wilmar International Ltd. 110,000 348,492
3,444,230
—
Denmark - 3.8%
AP Moller - Maersk A/S, Class B 175 318,099
Danske Bank A/S * 31,691 637,585
DSV A/S 10,852 2,104,177
Genmab A/S * 3,217 1,216,043
Novo Nordisk A/S, Class B 48,707 7,735,713
Orsted A/S (a) 12,539 1,069,175
Tryg A/S 9,825 214,829
Vestas Wind Systems A/S 14,720 429,006
13,724,627
—
Finland - 1.7%
Elisa OYJ 9,092 548,351
Neste OYJ 22,459 1,109,562
Nordea Bank Abp 130,277 1,391,137
Orion OYJ, Class B 10,328 461,640
Sampo OYJ, Class A 39,362 1,857,303
UPM-Kymmene OYJ 20,621 692,618
6,060,611
—
France - 9.5%
Air Liquide SA 6,233 1,043,334
Airbus SE 5,316 710,045
AXA SA 17,806 543,396
BNP Paribas SA 9,061 541,101
Capgemini SE 1,863 346,212
Carrefour SA 7,007 141,665
Dassault Aviation SA 2,688 531,768
Dassault Systemes SE 10,725 442,417
Hermes International 3,055 6,187,159
Legrand SA 2,988 273,021
L'Oreal SA 6,501 2,904,925
LVMH Moet Hennessy Louis
Vuitton SE 10,438 9,581,129
Orange SA 239,124 2,840,835
Renault SA * 10,720 436,906
Safran SA 3,116 461,282
Sartorius Stedim Biotech 1,282 393,312
Sodexo SA 2,271 221,810
Teleperformance 646 156,096
Thales SA 9,741 1,440,176

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 9.5% (continued)
TotalEnergies SE 77,791 4,586,847
Vivendi SE 46,477 469,955
34,253,391
—
Germany - 7.9%
Allianz SE (Registered) 10,340 2,386,845
Bayer AG (Registered) 23,535 1,503,454
Bayerische Motoren Werke AG 7,399 810,921
Commerzbank AG * 170,244 1,792,370
Daimler Truck Holding AG * 4,891 165,067
Deutsche Boerse AG 3,660 712,639
Deutsche Lufthansa AG
(Registered) * 81,673 908,408
Deutsche Telekom AG (Registered) 95,722 2,319,564
Hannover Rueck SE 3,192 624,293
Infineon Technologies AG 54,858 2,252,755
Mercedes-Benz Group AG 28,007 2,153,816
Merck KGaA 10,258 1,912,449
MTU Aero Engines AG 931 232,973
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 8,805 3,078,543
Rheinmetall AG 4,126 1,222,329
RWE AG 38,843 1,671,352
SAP SE 1,813 228,928
Siemens AG (Registered) 21,750 3,523,586
Siemens Energy AG * 23,876 526,501
Symrise AG 3,807 414,293
28,441,086
—
Hong Kong - 0.7%
AIA Group Ltd. 71,000 744,602
CK Asset Holdings Ltd. 29,000 175,818
Hong Kong Exchanges & Clearing
Ltd. 3,400 150,704
Sino Land Co. Ltd. 132,000 178,506
Swire Pacific Ltd., Class A 37,500 288,187
Techtronic Industries Co. Ltd. 100,000 1,083,512
2,621,329
—
Italy - 1.9%
Ferrari NV 10,210 2,766,745
Intesa Sanpaolo SpA 383,059 983,099
Prysmian SpA 9,142 383,879
UniCredit SpA 138,107 2,603,022
6,736,745
—
Japan - 18.6%
Ajinomoto Co., Inc. 16,600 577,479
ANA Holdings, Inc. * 9,100 197,788
Bandai Namco Holdings, Inc. 31,200 672,645
Capcom Co. Ltd. 15,000 536,859
Chiba Bank Ltd. (The) 65,900 425,336
Chugai Pharmaceutical Co. Ltd. 62,300 1,538,351
Daiichi Sankyo Co. Ltd. 103,000 3,757,198
Daikin Industries Ltd. 4,800 861,151
Dentsu Group, Inc. 6,400 225,589
Eisai Co. Ltd. 1,900 107,919
Fast Retailing Co. Ltd. 6,900 1,510,496
Fujitsu Ltd. 5,900 797,269
INVESTMENTS SHARES VALUE ($)
Japan - 18.6% (continued)
Hamamatsu Photonics KK 2,500 134,854
Hankyu Hanshin Holdings, Inc. 32,600 966,656
Hitachi Ltd. 11,900 654,032
Honda Motor Co. Ltd. 23,300 616,312
Hoya Corp. 13,300 1,469,814
Inpex Corp. 112,900 1,194,767
Isuzu Motors Ltd. 31,600 377,651
ITOCHU Corp. 90,300 2,940,750
Japan Airlines Co. Ltd. 20,600 401,661
Japan Post Bank Co. Ltd. 131,200 1,071,571
Japan Post Holdings Co. Ltd. 265,600 2,155,603
Japan Post Insurance Co. Ltd. 99,500 1,550,792
Japan Tobacco, Inc. 134,100 2,832,668
Keyence Corp. 1,660 813,581
Kikkoman Corp. 4,000 204,214
Kintetsu Group Holdings Co. Ltd. 23,200 747,363
Konami Group Corp. 2,600 119,334
Kyowa Kirin Co. Ltd. 5,500 120,073
Marubeni Corp. 95,500 1,298,773
Mazda Motor Corp. 57,300 528,535
Mitsubishi Corp. 52,500 1,886,664
Mitsubishi HC Capital, Inc. 446,200 2,304,064
Mitsubishi Heavy Industries Ltd. 20,600 758,925
Mitsui & Co. Ltd. 38,800 1,209,390
Mitsui OSK Lines Ltd. 4,900 122,880
Mizuho Financial Group, Inc. 46,500 658,792
MonotaRO Co. Ltd. 15,800 199,011
Nexon Co. Ltd. 12,400 296,097
NIPPON EXPRESS HOLDINGS,
Inc. 1,800 108,613
Nippon Paint Holdings Co. Ltd. 11,100 104,374
Nippon Steel Corp. 44,000 1,037,586
Nippon Telegraph & Telephone
Corp. 65,600 1,960,308
Nippon Yusen KK 110,300 2,576,426
Nissan Chemical Corp. 5,700 258,877
Nissin Foods Holdings Co. Ltd. 18,400 1,682,492
Nitori Holdings Co. Ltd. 2,600 313,981
Nomura Real Estate Holdings, Inc. 4,700 104,075
Nomura Research Institute Ltd. 29,250 684,091
NTT Data Corp. 12,500 164,332
Obic Co. Ltd. 9,100 1,441,381
Olympus Corp. 40,500 711,292
Oriental Land Co. Ltd. 14,000 479,349
Pan Pacific International Holdings
Corp. 15,000 290,194
Panasonic Holdings Corp. 23,000 205,784
Recruit Holdings Co. Ltd. 16,400 451,148
Renesas Electronics Corp. * 64,400 932,564
Resona Holdings, Inc. 114,600 552,847
Seven & i Holdings Co. Ltd. 2,900 131,005
Shimadzu Corp. 12,500 392,407
Shimano, Inc. 1,100 190,724
Shionogi & Co. Ltd. 3,900 175,912
Shiseido Co. Ltd. 3,600 168,780
Sony Group Corp. 6,400 582,934
Square Enix Holdings Co. Ltd. 4,100 197,028
Sumitomo Corp. 10,900 193,097
Sumitomo Electric Industries Ltd. 22,500 289,056

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 18.6% (continued)
Sumitomo Mitsui Financial Group,
Inc. 134,100 5,366,356
Suzuki Motor Corp. 3,600 131,103
Taisei Corp. 30,900 956,011
Takeda Pharmaceutical Co. Ltd. 49,600 1,629,041
Terumo Corp. 10,200 275,862
Tobu Railway Co. Ltd. 30,100 720,617
Tokyo Electric Power Co. Holdings,
Inc. * 87,100 311,140
Tokyo Electron Ltd. 5,100 623,047
Tokyo Gas Co. Ltd. 27,100 509,296
Toyota Motor Corp. 7,500 106,766
Unicharm Corp. 4,000 164,423
USS Co. Ltd. 6,400 111,037
West Japan Railway Co. 2,600 107,098
Yakult Honsha Co. Ltd. 7,900 574,017
Yamaha Corp. 5,000 193,120
67,002,498
—
Luxembourg - 0.1%
Eurofins Scientific SE 4,910 328,772
Macau - 0.2%
Galaxy Entertainment Group Ltd. * 34,000 227,432
Sands China Ltd. * 118,400 411,320
638,752
—
Netherlands - 6.9%
ABN AMRO Bank NV, CVA (a) 40,533 642,750
Aegon NV 124,954 536,447
Argenx SE 2,973 1,104,040
ASM International NV 1,329 539,442
ASML Holding NV 8,993 6,128,263
ING Groep NV 214,115 2,542,690
JDE Peet's NV (1) 10,628 309,129
NN Group NV 17,397 631,684
OCI NV 19,815 671,726
Shell plc 302,478 8,620,201
Wolters Kluwer NV 26,026 3,285,433
25,011,805
—
Norway - 0.6%
DNB Bank ASA 49,315 882,529
Equinor ASA 4,370 124,232
Kongsberg Gruppen ASA 9,112 368,332
Norsk Hydro ASA 122,769 916,277
2,291,370
—
Singapore - 1.3%
City Developments Ltd. 18,600 103,211
DBS Group Holdings Ltd. 56,100 1,394,744
Keppel Corp. Ltd. 24,700 104,795
Oversea-Chinese Banking Corp.
Ltd. 78,700 733,625
Sembcorp Marine Ltd. * 2,433,424 218,400
Singapore Exchange Ltd. 105,800 749,223
Singapore Telecommunications Ltd. 151,600 280,895
STMicroelectronics NV 10,182 542,535
United Overseas Bank Ltd. 25,400 569,698
INVESTMENTS SHARES VALUE ($)
Singapore - 1.3% (continued)
UOL Group Ltd. 22,700 118,523
4,815,649
—
South Africa - 0.5%
Anglo American plc 49,941 1,661,113
South Korea - 0.0% (c)
Delivery Hero SE (a) 4,791 163,445
Spain - 2.3%
Acciona SA 2,895 580,851
Banco Bilbao Vizcaya Argentaria
SA 47,371 338,672
CaixaBank SA 337,377 1,316,430
Enagas SA 38,676 743,187
Ferrovial SA 6,756 198,947
Iberdrola SA 199,210 2,481,720
Naturgy Energy Group SA 18,604 560,046
Repsol SA 126,503 1,945,347
8,165,200
—
Sweden - 1.7%
Atlas Copco AB, Class A 11,660 147,713
Epiroc AB, Class A 6,823 135,437
Evolution AB (a) 3,726 499,204
Hexagon AB, Class B 113,687 1,308,470
Investor AB, Class B 67,778 1,350,178
Nibe Industrier AB, Class B 58,186 663,269
Sandvik AB 11,786 250,167
Skandinaviska Enskilda Banken
AB, Class A * 64,383 710,677
Svenska Handelsbanken AB, Class
A 76,806 665,206
Swedbank AB, Class A 28,845 474,345
6,204,666
—
Switzerland - 4.0%
ABB Ltd. (Registered) 23,978 824,880
Baloise Holding AG (Registered) 705 109,780
Chocoladefabriken Lindt &
Spruengli AG 16 188,970
Cie Financiere Richemont SA
(Registered) 9,404 1,507,990
EMS-Chemie Holding AG
(Registered) 821 678,663
Geberit AG (Registered) 295 164,742
Givaudan SA (Registered) 118 384,065
Julius Baer Group Ltd. 3,112 212,576
Kuehne + Nagel International AG
(Registered) 2,235 665,662
Lonza Group AG (Registered) 2,409 1,450,217
Novartis AG (Registered) 11,340 1,041,222
Partners Group Holding AG 1,556 1,465,320
Sika AG (Registered) 4,942 1,386,208
Swatch Group AG (The) 292 100,562
UBS Group AG (Registered) 125,239 2,650,158
Zurich Insurance Group AG 3,143 1,506,122
14,337,137
—

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 11.8%
Ashtead Group plc 34,318 2,107,295
AstraZeneca plc 51,931 7,195,265
Aviva plc 129,147 645,107
BAE Systems plc 142,213 1,720,228
BP plc 843,622 5,332,133
British American Tobacco plc 102,713 3,600,545
Bunzl plc 17,175 648,745
CNH Industrial NV 7,153 109,449
Compass Group plc 60,757 1,526,918
Croda International plc 4,518 363,128
Diageo plc 44,818 2,000,213
HSBC Holdings plc 730,181 4,962,678
Imperial Brands plc 170,644 3,924,075
JD Sports Fashion plc 202,530 446,017
London Stock Exchange Group plc 10,939 1,062,502
NatWest Group plc 413,850 1,350,405
Pearson plc 57,370 600,373
Phoenix Group Holdings plc 33,620 227,151
Reckitt Benckiser Group plc 18,355 1,396,403
SSE plc 23,902 533,346
Standard Chartered plc 132,450 1,003,848
Unilever plc 37,184 1,926,839
42,682,663
—
United States - 3.1%
Computershare Ltd. 42,620 619,064
CSL Ltd. 15,636 3,028,232
Experian plc 5,258 173,134
Ferguson plc 7,344 970,963
Holcim AG 7,097 457,695
Jackson Financial, Inc., Class A (1) 223 8,342
Sanofi 14,049 1,524,018
Schneider Electric SE 10,401 1,738,256
Stellantis NV 13,899 252,771
Swiss Re AG 3,640 373,950
Tenaris SA 137,343 1,946,040
11,092,465
—
TOTAL COMMON STOCKS
(Cost $247,126,271) 342,537,277
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 4.73% (1)(d)
(Cost $15,306,863) 15,316,737 15,310,610
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $262,433,134) 357,847,887
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% (e) 2,789,119
NET ASSETS - 100.0% 360,637,006
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,349,800 2.9%
Consumer Discretionary 38,679,589 10.7
Consumer Staples 27,627,755 7.7
Energy 38,598,856 10.7
Financials 73,153,896 20.3
Health Care 38,679,838 10.7
Industrials 55,939,963 15.5
Information Technology 19,807,599 5.5
Materials 27,515,597 7.6
Real Estate 2,221,175 0.6
Utilities 9,963,209 2.8
Investment Companies 15,310,610 4.2
Total Investments In Securities
At Value 357,847,887 99.2
Other Assets in Excess of
Liabilities (e ) 2,789,119 0.8
Net Assets
$ 360,637,006 100.0%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $4,056,039, which represents 1.12% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $29,126, which represents 0.01% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 142 6/2023 USD $ 14,885,150 $ 552,932
$ 552,932
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 74,653 $ 74,653

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.7%
Aerospace & Defense - 0.4%
L3Harris Technologies, Inc.
6,080 1,193,139
Lockheed Martin Corp.
33,923 16,036,420
17,229,559
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.
328,540 32,647,020
Expeditors International of
Washington, Inc. 407,544 44,878,745
77,525,765
Banks - 1.1%
Bank of Hawaii Corp.
24,291 1,265,075
Citigroup, Inc.
269,191 12,622,366
Commerce Bancshares, Inc.
40,712 2,375,545
Cullen/Frost Bankers, Inc.
14,776 1,556,504
East West Bancorp, Inc.
210,098 11,660,439
First Citizens BancShares, Inc.,
Class A 3,251 3,163,548
First Hawaiian, Inc.
56,882 1,173,476
FNB Corp.
78,158 906,633
JPMorgan Chase & Co.
22,144 2,885,584
Popular, Inc.
23,392 1,342,935
Prosperity Bancshares, Inc.
82,773 5,092,195
44,044,300
Beverages - 4.3%
Brown-Forman Corp., Class B
28,757 1,848,213
Coca-Cola Co. (The)
923,998 57,315,596
Molson Coors Beverage Co., Class
B 150,885 7,797,737
Monster Beverage Corp.
721,734 38,980,853
PepsiCo, Inc.
322,841 58,853,914
164,796,313
Biotechnology - 4.8%
AbbVie, Inc.
29,913 4,767,235
Amgen, Inc.
41,330 9,991,527
Gilead Sciences, Inc.
672,448 55,793,010
Incyte Corp. *
51,143 3,696,105
Regeneron Pharmaceuticals, Inc. *
61,471 50,508,877
United Therapeutics Corp. *
47,934 10,735,299
Vertex Pharmaceuticals, Inc. *
161,826 50,986,518
186,478,571
Capital Markets - 2.1%
Bank of New York Mellon Corp.
(The) 71,471 3,247,642
BlackRock, Inc.
1,653 1,106,055
CME Group, Inc.
231,063 44,253,186
Intercontinental Exchange, Inc.
287,999 30,035,416
S&P Global, Inc.
5,457 1,881,410
SEI Investments Co.
18,262 1,050,978
81,574,687
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.5%
Air Products and Chemicals, Inc.
90,281 25,929,606
CF Industries Holdings, Inc.
100,318 7,272,052
Corteva, Inc.
233,910 14,107,112
NewMarket Corp.
3,321 1,212,099
Sherwin-Williams Co. (The)
42,556 9,565,312
58,086,181
Commercial Services & Supplies - 1.9%
Cintas Corp.
43,038 19,912,822
Copart, Inc. *
54,508 4,099,547
Republic Services, Inc.
142,026 19,204,756
Rollins, Inc.
100,865 3,785,463
Waste Management, Inc.
169,149 27,600,042
74,602,630
Communications Equipment - 0.8%
Cisco Systems, Inc.
564,166 29,491,778
Ubiquiti, Inc.
10,244 2,783,192
32,274,970
Construction & Engineering - 0.1%
MDU Resources Group, Inc. 74,560 2,272,589
Consumer Staples Distribution & Retail - 4.6%
Casey's General Stores, Inc.
60,666 13,131,762
Costco Wholesale Corp.
112,158 55,727,945
Dollar General Corp.
36,221 7,623,072
Kroger Co. (The)
725,151 35,800,705
Target Corp.
37,857 6,270,255
Walmart, Inc.
391,242 57,688,633
176,242,372
Diversified Consumer Services - 0.0% (a)
Grand Canyon Education, Inc. * 13,335 1,518,856
Diversified Telecommunication Services - 2.9%
AT&T, Inc.
2,973,722 57,244,148
Lumen Technologies, Inc.
289,221 766,436
Verizon Communications, Inc.
1,413,459 54,969,421
112,980,005
Electric Utilities - 3.6%
Alliant Energy Corp.
64,249 3,430,897
American Electric Power Co., Inc.
58,682 5,339,475
Avangrid, Inc.
228,106 9,096,867
Duke Energy Corp.
353,786 34,129,735
Evergy, Inc.
39,221 2,397,188
Eversource Energy
20,643 1,615,521
Exelon Corp.
40,444 1,694,199
IDACORP, Inc.
46,618 5,050,128
NextEra Energy, Inc.
468,043 36,076,755
Pinnacle West Capital Corp.
93,921 7,442,300
PPL Corp.
470,979 13,088,506
Xcel Energy, Inc.
318,018 21,447,134
140,808,705

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.2%
Eaton Corp. plc
30,731 5,265,450
Emerson Electric Co.
13,103 1,141,795
Hubbell, Inc.
10,449 2,542,346
8,949,591
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A
145,780 11,913,142
Littelfuse, Inc.
9,392 2,517,901
Teledyne Technologies, Inc. *
2,575 1,151,952
15,582,995
Entertainment - 0.6%
Electronic Arts, Inc.
122,220 14,721,399
World Wrestling Entertainment,
Inc., Class A 89,211 8,141,396
22,862,795
Financial Services - 2.7%
Jack Henry & Associates, Inc.
28,136 4,240,658
Mastercard, Inc., Class A
125,596 45,642,843
MGIC Investment Corp.
195,810 2,627,770
Visa, Inc., Class A
233,470 52,638,146
105,149,417
Food Products - 6.1%
Archer-Daniels-Midland Co.
49,290 3,926,441
Flowers Foods, Inc.
450,270 12,341,901
General Mills, Inc.
256,146 21,890,237
Hershey Co. (The)
240,113 61,087,148
Hormel Foods Corp.
611,324 24,379,601
Ingredion, Inc.
31,009 3,154,546
J M Smucker Co. (The)
211,127 33,225,056
Kraft Heinz Co. (The)
870,503 33,662,351
McCormick & Co., Inc.
(Non-Voting) 135,928 11,310,569
Mondelez International, Inc., Class
A 432,067 30,123,711
Tyson Foods, Inc., Class A
18,678 1,107,979
236,209,540
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,320,130
Ground Transportation - 2.5%
JB Hunt Transport Services, Inc.
91,560 16,065,118
Knight-Swift Transportation
Holdings, Inc. 28,781 1,628,429
Landstar System, Inc.
113,538 20,352,822
Old Dominion Freight Line, Inc.
146,142 49,811,039
U-Haul Holding Co.
2,125 126,756
Union Pacific Corp.
36,013 7,247,976
95,232,140
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories
216,198 21,892,209
Becton Dickinson & Co.
92,507 22,899,183
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.4% (continued)
Edwards Lifesciences Corp. *
248,760 20,579,915
Hologic, Inc. *
102,165 8,244,715
Intuitive Surgical, Inc. *
49,329 12,602,080
Medtronic plc
259,093 20,888,078
ResMed, Inc.
43,011 9,418,979
Stryker Corp.
46,469 13,265,505
129,790,664
Health Care Providers & Services - 5.5%
Centene Corp. *
226,224 14,299,619
Chemed Corp.
18,519 9,958,592
Cigna Group (The)
139,549 35,658,956
CVS Health Corp.
285,949 21,248,870
Elevance Health, Inc.
10,042 4,617,412
Henry Schein, Inc. *
107,016 8,726,085
Humana, Inc.
114,411 55,541,964
McKesson Corp.
4,387 1,561,991
Molina Healthcare, Inc. *
3,860 1,032,511
Premier, Inc., Class A
92,504 2,994,355
Quest Diagnostics, Inc.
23,710 3,354,491
UnitedHealth Group, Inc.
110,590 52,263,728
211,258,574
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 18,763 3,448,452
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings, Inc. *
594 1,575,532
McDonald's Corp.
6,214 1,737,496
3,313,028
Household Durables - 0.2%
Garmin Ltd. 75,680 7,637,626
Household Products - 3.0%
Church & Dwight Co., Inc.
211,339 18,684,481
Clorox Co. (The)
37,109 5,872,128
Colgate-Palmolive Co.
404,614 30,406,742
Kimberly-Clark Corp.
18,581 2,493,942
Procter & Gamble Co. (The)
387,801 57,662,131
115,119,424
Industrial Conglomerates - 0.6%
Honeywell International, Inc. 127,725 24,410,802
Insurance - 7.3%
Aflac, Inc.
111,529 7,195,851
Allstate Corp. (The)
217,397 24,089,762
Aon plc, Class A
95,543 30,123,752
Arch Capital Group Ltd. *
72,482 4,919,353
Arthur J Gallagher & Co.
96,160 18,396,370
Assurant, Inc.
58,831 7,063,838
Brown & Brown, Inc.
75,367 4,327,573
Chubb Ltd.
69,000 13,398,420
CNA Financial Corp.
35,589 1,389,039
Erie Indemnity Co., Class A
20,859 4,832,196
Everest Re Group Ltd.
55,003 19,692,174

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 7.3% (continued)
Hanover Insurance Group, Inc.
(The) 8,161 1,048,688
Loews Corp.
24,436 1,417,777
Markel Corp. *
2,100 2,682,561
Marsh & McLennan Cos., Inc.
189,064 31,488,609
Progressive Corp. (The)
402,832 57,629,146
Reinsurance Group of America,
Inc. 50,451 6,697,875
RenaissanceRe Holdings Ltd.
33,348 6,680,938
Travelers Cos., Inc. (The)
155,356 26,629,572
Unum Group
191,287 7,567,314
W R Berkley Corp.
59,131 3,681,496
280,952,304
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A *
531,380 55,120,047
Meta Platforms, Inc., Class A *
23,135 4,903,232
60,023,279
IT Services - 1.1%
Accenture plc, Class A
87,310 24,954,071
Akamai Technologies, Inc. *
60,052 4,702,072
Amdocs Ltd.
76,081 7,306,058
EPAM Systems, Inc. *
15,859 4,741,841
VeriSign, Inc. *
11,716 2,475,942
44,179,984
Life Sciences Tools & Services - 4.7%
Agilent Technologies, Inc.
138,944 19,221,513
Bio-Techne Corp.
38,740 2,874,121
Charles River Laboratories
International, Inc. * 12,576 2,538,088
Danaher Corp.
181,447 45,731,902
Mettler-Toledo International, Inc. *
24,772 37,906,362
QIAGEN NV *
30,762 1,412,899
Thermo Fisher Scientific, Inc.
97,578 56,241,032
Waters Corp. *
18,651 5,774,909
West Pharmaceutical Services, Inc.
34,960 12,112,591
183,813,417
Machinery - 2.2%
Caterpillar, Inc.
92,711 21,215,985
Cummins, Inc.
80,173 19,151,726
Donaldson Co., Inc.
17,781 1,161,811
Dover Corp.
16,880 2,564,747
IDEX Corp.
29,273 6,762,941
Illinois Tool Works, Inc.
118,175 28,769,704
Lincoln Electric Holdings, Inc.
19,883 3,362,215
Toro Co. (The)
19,944 2,216,975
85,206,104
Media - 0.1%
Fox Corp., Class A 70,264 2,392,489
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.7%
Newmont Corp.
486,510 23,848,720
Royal Gold, Inc.
16,946 2,198,066
26,046,786
Multi-Utilities - 2.0%
Ameren Corp.
173,516 14,990,047
CMS Energy Corp.
44,983 2,761,057
Consolidated Edison, Inc.
244,269 23,369,215
DTE Energy Co.
84,134 9,216,038
Public Service Enterprise Group,
Inc. 177,939 11,112,291
WEC Energy Group, Inc.
173,662 16,461,421
77,910,069
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.
107,327 17,511,473
ConocoPhillips
172,215 17,085,450
EOG Resources, Inc.
214,692 24,610,144
Exxon Mobil Corp.
359,559 39,429,240
Marathon Petroleum Corp.
21,924 2,956,013
101,592,320
Personal Care Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 68,244 16,819,416
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
151,807 10,521,743
Eli Lilly & Co.
159,929 54,922,817
Johnson & Johnson
331,913 51,446,515
Merck & Co., Inc.
228,248 24,283,305
Pfizer, Inc.
312,131 12,734,945
Zoetis, Inc.
115,357 19,200,019
173,109,344
Professional Services - 2.2%
Automatic Data Processing, Inc.
99,408 22,131,203
CACI International, Inc., Class A *
24,129 7,148,940
CoStar Group, Inc. *
132,914 9,151,129
FTI Consulting, Inc. *
97,076 19,157,948
Leidos Holdings, Inc.
18,136 1,669,600
Paychex, Inc.
143,944 16,494,543
Robert Half International, Inc.
40,535 3,265,905
Verisk Analytics, Inc.
32,852 6,302,985
85,322,253
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.
25,044 4,939,178
Broadcom, Inc.
32,808 21,047,644
Texas Instruments, Inc.
320,651 59,644,293
85,631,115
Software - 4.1%
Adobe, Inc. *
78,077 30,088,533
ANSYS, Inc. *
11,289 3,756,979

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 4.1% (continued)
Cadence Design Systems, Inc. *
142,727 29,985,515
Dolby Laboratories, Inc., Class A
109,731 9,373,222
Intuit, Inc.
25,013 11,151,546
Manhattan Associates, Inc. *
33,515 5,189,798
Microsoft Corp.
124,646 35,935,442
Oracle Corp.
61,492 5,713,837
Roper Technologies, Inc.
45,897 20,226,349
Synopsys, Inc. *
16,359 6,318,664
157,739,885
Specialized REITs - 0.6%
Public Storage, REIT 75,821 22,908,557
Specialty Retail - 1.1%
AutoZone, Inc. *
3,226 7,929,992
Home Depot, Inc. (The)
56,867 16,782,589
Lowe's Cos., Inc.
82,490 16,495,525
41,208,106
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
357,680 58,981,432
Hewlett Packard Enterprise Co.
517,491 8,243,632
67,225,064
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *
27,866 10,148,519
NIKE, Inc., Class B
10,093 1,237,805
11,386,324
Tobacco - 1.0%
Altria Group, Inc.
253,168 11,296,356
Philip Morris International, Inc.
274,627 26,707,476
38,003,832
Trading Companies & Distributors - 0.4%
Fastenal Co.
80,827 4,359,809
WW Grainger, Inc.
17,520 12,067,951
16,427,760
Water Utilities - 0.3%
American Water Works Co., Inc.
58,709 8,600,281
Essential Utilities, Inc.
59,677 2,604,901
11,205,182
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc. * 287,252 41,605,580
TOTAL COMMON STOCKS
(Cost $2,367,184,445) 3,784,429,851
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment
Fund, 4.73% (b)
(Cost $88,852,754) 88,888,361 88,852,806
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $2,456,037,199) 3,873,282,657
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (a)(c) (1,521,739)
NET ASSETS - 100.0% 3,871,760,918
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 239,864,148 6.2%
Consumer Discretionary 65,063,941 1.7
Consumer Staples 747,190,897 19.3
Energy 101,592,320 2.6
Financials 511,720,708 13.2
Health Care 887,899,021 22.9
Industrials 487,179,194 12.6
Information Technology 402,634,012 10.4
Materials 84,132,967 2.2
Real Estate 22,908,557 0.6
Utilities 234,244,086 6.0
Investment Companies 88,852,806 2.3
Total Investments In Securities
At Value 3,873,282,657 100.0
Liabilities in Excess of Other
Assets (c ) (1,521,739) 0.0(a)
Net Assets
$ 3,871,760,918 100.0%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of March 31, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 361 6/2023 USD $ 74,686,388 $ 3,293,953
$ 3,293,953
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 2,196,592 $ 2,196,592

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.9%
Australia - 7.9%
Aurizon Holdings Ltd. 318,655 717,727
BHP Group Ltd. 99,943 3,159,591
Cochlear Ltd. 7,214 1,148,472
Coles Group Ltd. 64,049 773,883
Fortescue Metals Group Ltd. 29,644 445,596
Glencore plc 153,921 885,695
Medibank Pvt Ltd. 77,630 175,185
Newcrest Mining Ltd. 36,231 646,738
Northern Star Resources Ltd. 113,662 932,046
QBE Insurance Group Ltd. 31,119 304,671
REA Group Ltd. 11,269 1,050,760
Rio Tinto plc 7,399 502,229
Sonic Healthcare Ltd. 62,675 1,469,288
South32 Ltd. 139,396 408,532
Telstra Group Ltd. 1,371,473 3,883,192
Treasury Wine Estates Ltd. 180,326 1,583,045
Vicinity Ltd., REIT 105,078 137,426
Washington H Soul Pattinson &
Co. Ltd. 28,864 584,980
Wesfarmers Ltd. 34,458 1,164,629
WiseTech Global Ltd. 17,122 754,287
Woolworths Group Ltd. 85,537 2,174,582
22,902,554
—
Austria - 0.1%
Mondi plc 24,674 391,750
Belgium - 0.8%
Ageas SA/NV 13,886 600,685
Elia Group SA/NV 3,102 409,639
Groupe Bruxelles Lambert NV 5,535 472,357
KBC Group NV 3,293 226,265
Proximus SADP 34,375 332,415
UCB SA 2,856 255,258
2,296,619
—
Brazil - 0.9%
Wheaton Precious Metals Corp. (1) 37,759 1,818,523
Yara International ASA 15,382 668,511
2,487,034
—
Canada - 11.5%
Agnico Eagle Mines Ltd. (1) 2,765 140,961
Alimentation Couche-Tard, Inc. (1) 19,956 1,003,337
Bank of Montreal (1) 1,972 175,649
Bank of Nova Scotia (The) (1) 13,052 657,380
BCE, Inc. (1) 42,753 1,915,107
Canadian Imperial Bank of
Commerce (1) 32,804 1,391,045
Canadian National Railway Co. (1) 8,138 960,242
Canadian Pacific Railway Ltd. (1) 12,615 971,397
Canadian Utilities Ltd., Class A (1) 38,965 1,085,773
CGI, Inc. (1)* 18,980 1,829,186
Constellation Software, Inc. (1) 965 1,814,264
Emera, Inc. (1) 14,915 612,712
Fortis, Inc. (1) 43,359 1,843,118
Franco-Nevada Corp. (1) 17,747 2,588,580
George Weston Ltd. (1) 1,315 174,263
Hydro One Ltd. (1)(a) 107,653 3,065,104
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Imperial Oil Ltd. (1) 18,089 919,909
Intact Financial Corp. (1) 11,764 1,683,606
Loblaw Cos. Ltd. (1) 37,753 3,440,649
Lumine Group, Inc. (1)(b) 2,895 31,510
Manulife Financial Corp. (1) 6,431 118,009
Metro, Inc. (1) 43,531 2,394,447
Rogers Communications, Inc.,
Class B (1) 9,625 446,104
Royal Bank of Canada (1) 12,411 1,186,920
Saputo, Inc. (1) 3,087 79,876
Sun Life Financial, Inc. (1) 4,802 224,342
Teck Resources Ltd., Class B (1) 10,519 384,101
Thomson Reuters Corp. (1) 1,104 143,638
Toromont Industries Ltd. (1) 3,497 287,031
Toronto-Dominion Bank (The) (1) 14,183 849,511
West Fraser Timber Co. Ltd. (1) 9,436 673,052
33,090,823
—
Chile - 0.1%
Antofagasta plc 11,963 234,325
China - 1.2%
BOC Hong Kong Holdings Ltd. 346,500 1,078,743
Budweiser Brewing Co. APAC Ltd.
(a) 548,300 1,668,657
Chow Tai Fook Jewellery Group
Ltd. 127,200 252,759
SITC International Holdings Co.
Ltd. 40,000 85,966
Wilmar International Ltd. 155,300 492,008
3,578,133
—
Denmark - 3.0%
AP Moller - Maersk A/S, Class B 113 205,401
Carlsberg A/S, Class B 10,858 1,684,803
Coloplast A/S, Class B 7,105 935,496
Genmab A/S * 4,591 1,735,422
Novo Nordisk A/S, Class B 24,533 3,896,365
ROCKWOOL A/S, Class B 629 154,242
8,611,729
—
Finland - 1.0%
Elisa OYJ 11,296 681,278
Kone OYJ, Class B 4,637 241,838
Neste OYJ 6,625 327,301
Nokia OYJ 79,412 389,824
Orion OYJ, Class B 22,876 1,022,510
UPM-Kymmene OYJ 10,003 335,981
2,998,732
—
France - 8.4%
Air Liquide SA 8,312 1,391,335
AXA SA 8,126 247,986
BioMerieux 2,933 309,186
Bouygues SA 25,369 855,597
Capgemini SE 1,687 313,505
Carrefour SA 37,290 753,914
Danone SA 16,364 1,018,227
Dassault Aviation SA 10,864 2,149,228
Dassault Systemes SE 20,125 830,177
Engie SA 76,996 1,218,439

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 8.4% (continued)
Hermes International 1,373 2,780,677
Ipsen SA 8,896 979,557
La Francaise des Jeux SAEM (a) 2,348 97,859
L'Oreal SA 9,056 4,046,607
Orange SA 84,827 1,007,760
Pernod Ricard SA 3,684 834,172
Remy Cointreau SA 3,386 616,534
Societe Generale SA 28,921 651,630
Thales SA 3,228 477,250
TotalEnergies SE 42,453 2,503,187
Ubisoft Entertainment SA * 15,193 404,942
Vivendi SE 38,148 385,735
Worldline SA *(a) 7,255 308,327
24,181,831
—
Germany - 3.9%
Allianz SE (Registered) 1,648 380,418
Beiersdorf AG 27,556 3,584,689
Carl Zeiss Meditec AG 604 84,132
Deutsche Boerse AG 1,426 277,657
Evonik Industries AG 12,632 265,766
Fresenius Medical Care AG & Co.
KGaA 12,412 526,818
Hannover Rueck SE 2,193 428,908
MTU Aero Engines AG 454 113,609
Rational AG 525 352,897
RWE AG 22,192 954,886
SAP SE 13,317 1,681,545
Scout24 SE (a) 5,721 340,279
Siemens Healthineers AG (a) 18,017 1,038,716
Telefonica Deutschland Holding AG 412,272 1,269,076
11,299,396
—
Hong Kong - 3.1%
AIA Group Ltd. 52,000 545,343
CK Asset Holdings Ltd. 47,500 287,977
CLP Holdings Ltd. 318,500 2,301,524
Hang Seng Bank Ltd. 15,900 226,024
HKT Trust & HKT Ltd. 74,000 98,233
Hong Kong & China Gas Co. Ltd. 681,487 599,990
MTR Corp. Ltd. 190,500 919,408
Power Assets Holdings Ltd. 511,500 2,744,106
Sino Land Co. Ltd. 124,000 167,688
Sun Hung Kai Properties Ltd. 52,000 728,500
Swire Properties Ltd. 125,800 323,772
8,942,565
—
Italy - 0.4%
Assicurazioni Generali SpA 13,836 275,677
Coca-Cola HBC AG 28,120 769,791
Enel SpA 30,046 183,249
1,228,717
—
Japan - 20.4%
Astellas Pharma, Inc. 83,500 1,186,311
Bandai Namco Holdings, Inc. 14,700 316,919
Brother Industries Ltd. 50,800 765,349
Canon, Inc. 82,200 1,830,583
Capcom Co. Ltd. 53,100 1,900,481
Chugai Pharmaceutical Co. Ltd. 23,400 577,808
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
Concordia Financial Group Ltd. 31,400 115,739
Dai Nippon Printing Co. Ltd. 4,100 114,794
Daito Trust Construction Co. Ltd. 5,400 538,001
Disco Corp. 6,300 732,890
FUJIFILM Holdings Corp. 20,000 1,015,260
Fujitsu Ltd. 9,200 1,243,198
Hamamatsu Photonics KK 10,300 555,600
Hoshizaki Corp. 2,800 103,444
Hoya Corp. 26,200 2,895,423
Ito En Ltd. 2,500 81,806
Japan Post Bank Co. Ltd. 120,000 980,095
Japan Post Holdings Co. Ltd. 68,600 556,756
Japan Tobacco, Inc. 137,300 2,900,263
Kajima Corp. 20,800 251,003
Kakaku.com, Inc. 7,400 101,582
Kao Corp. 4,100 159,594
KDDI Corp. 122,200 3,768,376
Keyence Corp. 2,200 1,078,239
Kikkoman Corp. 12,500 638,169
Kirin Holdings Co. Ltd. 46,400 734,084
Kobayashi Pharmaceutical Co. Ltd. 30,600 1,871,475
Koei Tecmo Holdings Co. Ltd. 31,400 567,506
Koito Manufacturing Co. Ltd. 26,800 508,028
Komatsu Ltd. 13,500 335,139
Konami Group Corp. 1,800 82,616
Kyocera Corp. 11,800 615,558
Kyowa Kirin Co. Ltd. 17,700 386,418
McDonald's Holdings Co. Japan
Ltd. (1) 4,400 182,926
MEIJI Holdings Co. Ltd. 24,400 580,312
Mitsubishi Electric Corp. 10,200 121,891
Mitsui & Co. Ltd. 7,900 246,242
Murata Manufacturing Co. Ltd. 1,500 91,418
Nexon Co. Ltd. 57,100 1,363,478
Nintendo Co. Ltd. 41,400 1,608,042
Nippon Telegraph & Telephone
Corp. 71,400 2,133,628
Nissan Chemical Corp. 2,400 109,001
Nisshin Seifun Group, Inc. 41,800 489,181
Nissin Foods Holdings Co. Ltd. 9,900 905,254
Nitto Denko Corp. 7,000 453,049
Nomura Research Institute Ltd. 7,461 174,496
Obayashi Corp. 10,700 81,881
Obic Co. Ltd. 1,700 269,269
Oji Holdings Corp. 156,200 618,452
Ono Pharmaceutical Co. Ltd. 9,000 187,544
Oracle Corp. Japan 11,300 816,096
Osaka Gas Co. Ltd. 78,500 1,289,583
Otsuka Corp. 24,700 877,215
Otsuka Holdings Co. Ltd. 19,600 622,293
Recruit Holdings Co. Ltd. 2,500 68,773
Renesas Electronics Corp. * 26,000 376,501
Rohm Co. Ltd. 1,200 100,016
SCSK Corp. 32,600 477,326
Secom Co. Ltd. 17,700 1,090,810
Seiko Epson Corp. 29,100 415,782
Sekisui Chemical Co. Ltd. 20,900 296,831
Seven & i Holdings Co. Ltd. 17,300 781,513
Shin-Etsu Chemical Co. Ltd. 3,500 113,614
Shizuoka Financial Group, Inc. 98,100 704,448

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
SoftBank Corp. 55,700 642,990
Square Enix Holdings Co. Ltd. 5,500 264,306
Suntory Beverage & Food Ltd. 66,100 2,462,123
Sysmex Corp. 10,200 669,442
TIS, Inc. 28,600 756,345
Tokyo Gas Co. Ltd. 52,800 992,282
TOPPAN, Inc. 14,900 300,270
Tosoh Corp. 62,300 846,625
Trend Micro, Inc. 14,900 731,001
Unicharm Corp. 14,500 596,033
USS Co. Ltd. 24,000 416,390
Yakult Honsha Co. Ltd. 36,000 2,615,774
ZOZO, Inc. 3,300 75,477
58,524,430
—
Luxembourg - 0.1%
ArcelorMittal SA 3,269 99,039
Eurofins Scientific SE 2,841 190,232
289,271
—
Netherlands - 3.0%
Adyen NV (a) 342 544,953
Argenx SE 2,612 969,981
Heineken NV 7,100 762,901
JDE Peet's NV (1) 11,060 321,694
Koninklijke Ahold Delhaize NV 85,044 2,905,539
Koninklijke KPN NV 77,116 272,495
NN Group NV 5,295 192,261
OCI NV 4,124 139,803
Randstad NV 9,566 567,883
Shell plc 64,890 1,849,274
Wolters Kluwer NV 1,717 216,748
8,743,532
—
Norway - 2.1%
Equinor ASA 76,151 2,164,853
Gjensidige Forsikring ASA 57,466 939,700
Mowi ASA 16,983 314,117
Norsk Hydro ASA 79,628 594,297
Orkla ASA 242,946 1,723,098
Salmar ASA 2,355 102,583
Telenor ASA 9,420 110,451
5,949,099
—
Portugal - 0.3%
Jeronimo Martins SGPS SA 31,651 742,939
Singapore - 2.9%
DBS Group Holdings Ltd. 56,200 1,397,230
Oversea-Chinese Banking Corp.
Ltd. 325,400 3,033,310
Singapore Telecommunications Ltd. 942,400 1,746,146
United Overseas Bank Ltd. 70,900 1,590,219
Venture Corp. Ltd. 47,200 628,206
8,395,111
—
South Africa - 0.3%
Anglo American plc 24,404 811,714
INVESTMENTS SHARES VALUE ($)
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria
SA 166,504 1,190,397
Endesa SA 8,628 187,399
Iberdrola SA 72,838 907,402
Industria de Diseno Textil SA 37,696 1,266,405
Red Electrica Corp. SA 36,434 641,104
4,192,707
—
Sweden - 2.1%
Boliden AB 13,304 522,637
Essity AB, Class B 30,372 867,543
Evolution AB (a) 3,488 467,317
Industrivarden AB, Class A 9,177 248,032
L E Lundbergforetagen AB, Class B 10,068 455,954
Svenska Cellulosa AB SCA, Class
B 9,174 120,827
Swedish Orphan Biovitrum AB * 74,350 1,732,397
Tele2 AB, Class B 139,048 1,383,955
Volvo AB, Class B 17,019 350,705
6,149,367
—
Switzerland - 4.9%
Alcon, Inc. 4,045 287,145
Baloise Holding AG (Registered) 7,909 1,231,561
Barry Callebaut AG (Registered) 263 557,236
Chocoladefabriken Lindt &
Spruengli AG 93 1,098,390
EMS-Chemie Holding AG
(Registered) 596 492,671
Geberit AG (Registered) 569 317,756
Kuehne + Nagel International AG
(Registered) 4,123 1,227,975
Lonza Group AG (Registered) 644 387,688
Novartis AG (Registered) 29,656 2,722,971
Schindler Holding AG 1,336 296,028
Sonova Holding AG (Registered) 3,148 928,625
Swisscom AG (Registered) 5,381 3,434,003
Zurich Insurance Group AG 2,611 1,251,188
14,233,237
—
United Kingdom - 8.9%
Admiral Group plc 10,301 258,668
Associated British Foods plc 55,315 1,327,444
AstraZeneca plc 12,430 1,722,231
Auto Trader Group plc (a) 271,631 2,071,919
Aviva plc 79,813 398,677
BAE Systems plc 8,069 97,604
BP plc 398,866 2,521,043
British American Tobacco plc 91,104 3,193,597
CK Hutchison Holdings Ltd. 47,000 290,772
Diageo plc 61,975 2,765,924
Imperial Brands plc 74,268 1,707,843
Intertek Group plc 1,716 85,945
J Sainsbury plc 214,882 739,449
Johnson Matthey plc 5,364 131,506
Kingfisher plc 52,858 170,864
National Grid plc 71,175 962,785
Next plc 1,011 82,174
Persimmon plc 19,795 307,371
Reckitt Benckiser Group plc 20,976 1,595,802

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.9% (continued)
Sage Group plc (The) 125,322 1,202,645
Schroders plc 20,076 114,483
Smith & Nephew plc 27,031 375,746
Tesco plc 356,617 1,169,145
Unilever plc 26,769 1,387,144
Vodafone Group plc 980,970 1,082,106
25,762,887
—
United States - 4.1%
Computershare Ltd. 44,637 648,361
CSL Ltd. 11,635 2,253,355
Ferguson plc 3,146 415,938
GSK plc 20,352 359,606
Holcim AG 1,641 105,830
Nestle SA (Registered) 29,022 3,538,670
QIAGEN NV * 22,507 1,025,115
Roche Holding AG 6,779 1,937,049
Sanofi 9,982 1,082,835
Swiss Re AG 4,603 472,882
11,839,641
—
TOTAL COMMON STOCKS
(Cost $232,597,577) 267,878,143
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA
(Preference)
(Cost $3,488,076) 46,595 3,645,313
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (1)(c) 121 121
Limited Purpose Cash Investment
Fund, 4.73% (1)(c) 13,590,544 13,585,108
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,582,962) 13,585,229
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $249,668,615) 285,108,685
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (d) 3,278,378
NET ASSETS - 100.0% 288,387,063
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 34,348,961 11.9%
Consumer Discretionary 8,386,628 2.9
Consumer Staples 72,375,437 25.1
Energy 10,870,547 3.8
Financials 28,162,887 9.8
Health Care 35,901,435 12.4
Industrials 15,865,435 5.5
Information Technology 22,397,292 7.8
Materials 21,032,377 7.3
Real Estate 2,183,363 0.8
Utilities 19,999,094 6.9
Investment Companies 13,585,229 4.7
Total Investments In Securities
At Value 285,108,685 98.9
Other Assets in Excess of
Liabilities (d ) 3,278,378 1.1
Net Assets
$ 288,387,063 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $9,603,131, which represents 3.33% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2023 amounted to $31,510, which represents 0.01% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2023.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2023 (Unaudited)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 131 6/2023 USD $ 13,732,075 $ 313,469
$ 313,469
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 217,492 $ 217,492

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.2%
Australia - 2.8%
ANZ Group Holdings Ltd. (2) 7,337 113,064
ASX Ltd. (2) 891 38,911
Aurizon Holdings Ltd. (2) 79,850 179,851
BHP Group Ltd. (2) 77,131 2,438,414
BlueScope Steel Ltd. (2) 187,729 2,540,981
Dexus, REIT (2) 15,954 80,661
Glencore plc (2) 19,842 114,175
Goodman Group, REIT (2) 25,367 321,903
GPT Group (The), REIT (2) 42,925 122,669
Lendlease Corp. Ltd. (2) 2,927 14,245
Mirvac Group, REIT (2) 95,677 134,007
Pilbara Minerals Ltd. (2) 97,757 260,073
Scentre Group, REIT (2) 90,560 167,634
Sonic Healthcare Ltd. (2) 15,491 363,155
South32 Ltd. (2) 516,288 1,513,101
Stockland, REIT (2) 49,658 132,974
Vicinity Ltd., REIT (2) 97,628 127,683
8,663,501
—
Belgium - 0.2%
Ageas SA/NV (2) 12,358 534,586
Solvay SA (2) 1,042 119,170
653,756
—
Canada - 3.2%
Air Canada 21,354 302,574
ARC Resources Ltd. 100,049 1,134,851
Bank of Montreal 2,870 255,635
Bank of Nova Scotia (The) 14,390 724,770
Empire Co. Ltd., Class A 9,385 251,586
Fairfax Financial Holdings Ltd. 440 292,627
Great-West Lifeco, Inc. 1,345 35,648
Imperial Oil Ltd. 17,988 914,773
Manulife Financial Corp. 48,329 886,836
Nutrien Ltd. 17,223 1,271,940
Onex Corp. 5,414 253,094
Parkland Corp. 4,158 99,681
Power Corp. of Canada 7,139 182,450
RioCan, REIT 11,451 172,761
Ritchie Bros Auctioneers, Inc. 9,970 560,946
Suncor Energy, Inc. 29,831 926,163
Tourmaline Oil Corp. 9,319 388,343
West Fraser Timber Co. Ltd. 16,973 1,210,653
9,865,331
—
China - 0.5%
BOC Hong Kong Holdings Ltd. (2) 68,500 213,258
NXP Semiconductors NV 3,094 576,954
SITC International Holdings Co.
Ltd. (2) 346,000 743,609
1,533,821
—
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 1,262 2,293,949
Danske Bank A/S (2)* 5,712 114,919
2,408,868
—
INVESTMENTS SHARES VALUE ($)
Finland - 0.1%
Stora Enso OYJ, Class R (2) 28,252 367,555
France - 1.9%
BNP Paribas SA (2) 9,012 538,175
Cie de Saint-Gobain (2) 38,827 2,207,067
Dassault Aviation SA (2) 3,054 604,174
Renault SA (2)* 6,460 263,285
Societe Generale SA (2) 5,908 133,115
TotalEnergies SE (2) 34,123 2,012,019
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 186,868
5,944,703
—
Germany - 2.4%
BASF SE (2) 11,595 608,722
Bayer AG (Registered) (2) 17,507 1,118,375
Bayerische Motoren Werke AG (2) 13,553 1,485,392
Brenntag SE (2) 3,565 268,288
Commerzbank AG (2)* 19,998 210,544
Deutsche Bank AG (Registered) (2) 246,969 2,511,478
Deutsche Post AG (Registered) (2) 2,082 97,512
E.ON SE (2) 30,582 381,502
Fresenius SE & Co. KGaA (2) 1,365 36,859
HeidelbergCement AG (2) 2,742 200,213
HelloFresh SE (2)* 11,498 274,196
Infineon Technologies AG (2) 2,145 88,085
Mercedes-Benz Group AG (2) 3,225 248,011
7,529,177
—
Hong Kong - 0.3%
CK Infrastructure Holdings Ltd. (2) 2,749 14,957
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 233,547
Link, REIT (2) 18,329 117,860
New World Development Co. Ltd.
(2) 95,000 254,657
WH Group Ltd. (2)(a) 432,000 257,535
878,556
—
Italy - 0.6%
Eni SpA (2) 12,904 179,964
UniCredit SpA (2) 88,566 1,669,280
1,849,244
—
Japan - 6.1%
AGC, Inc. (2) 8,100 301,976
Dai-ichi Life Holdings, Inc. (2) 52,800 970,648
Daito Trust Construction Co. Ltd.
(2) 486 48,420
Daiwa House Industry Co. Ltd. (2) 2,451 57,749
ENEOS Holdings, Inc. (2) 113,700 398,918
Hulic Co. Ltd. (2) 1,500 12,338
Idemitsu Kosan Co. Ltd. (2) 32,700 715,894
Iida Group Holdings Co. Ltd. (2) 25,800 421,228
Inpex Corp. (2) 108,100 1,143,971
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 156,274
Japan Post Holdings Co. Ltd. (2) 75,900 616,002
Japan Post Insurance Co. Ltd. (2) 85,300 1,329,473
Japan Real Estate Investment
Corp., REIT (2) 30 119,557

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 6.1% (continued)
JFE Holdings, Inc. (2) 147,000 1,865,788
Kajima Corp. (2) 11,400 137,569
Mazda Motor Corp. (2) 162,500 1,498,899
Mitsubishi Corp. (2) 20,900 751,072
Mitsubishi Estate Co. Ltd. (2) 5,764 68,561
Mitsui Chemicals, Inc. (2) 4,900 126,521
Mitsui Fudosan Co. Ltd. (2) 4,598 86,371
Mizuho Financial Group, Inc. (2) 140,100 1,984,877
MS&AD Insurance Group Holdings,
Inc. (2) 10,700 331,602
Nippon Building Fund, Inc., REIT
(2) 21 87,413
Nippon Steel Corp. (2) 106,500 2,511,428
Nippon Yusen KK (2) 24,100 562,936
Nomura Real Estate Holdings, Inc.
(2) 1,000 22,144
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 131,109
Obayashi Corp. (2) 27,700 211,973
Osaka Gas Co. Ltd. (2) 38,900 639,042
Subaru Corp. (2) 8,300 132,498
Sumitomo Metal Mining Co. Ltd. (2) 6,500 248,715
Sumitomo Mitsui Financial Group,
Inc. (2) 2,300 92,040
Sumitomo Mitsui Trust Holdings,
Inc. (2) 12,100 415,707
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 59,254
Tosoh Corp. (2) 51,900 705,295
18,963,262
—
Luxembourg - 0.7%
ArcelorMittal SA (2) 69,742 2,112,924
Netherlands - 1.2%
ING Groep NV (2) 19,668 233,564
NN Group NV (2) 50,349 1,828,169
OCI NV (2) 19,960 676,641
Shell plc (2) 38,971 1,110,619
3,848,993
—
Russia - 0.0%
Evraz plc (3)*(b) 77,212 –
Singapore - 0.1%
Singapore Exchange Ltd. (2) 4,067 28,800
STMicroelectronics NV (2) 4,221 224,911
253,711
—
South Africa - 0.0% (c)
Anglo American plc (2) 3,143 104,541
Spain - 1.2%
Banco Santander SA (2) 97,211 362,255
Repsol SA (2) 214,733 3,302,137
3,664,392
—
Sweden - 0.4%
Assa Abloy AB, Class B (2) 11,772 281,969
Investor AB, Class B (2) 8,816 175,620
Skanska AB, Class B (2) 26,682 408,679
INVESTMENTS SHARES VALUE ($)
Sweden - 0.4% (continued)
Svenska Handelsbanken AB, Class
A (2) 35,694 309,141
Swedbank AB, Class A (2) 5,411 88,982
1,264,391
—
Switzerland - 1.4%
Baloise Holding AG (Registered) (2) 2,765 430,556
Clariant AG (Registered) (2) 18,719 310,536
Novartis AG (Registered) (2) 29,192 2,680,367
Swatch Group AG (The) (2) 314 108,139
Swiss Life Holding AG (Registered)
(2) 500 308,553
Temenos AG (Registered) (2) 7,332 510,205
4,348,356
—
United Kingdom - 3.1%
3i Group plc (2) 9,545 198,951
Aviva plc (2) 35,930 179,475
Barclays plc (2) 990,051 1,781,998
Barratt Developments plc (2) 75,435 434,112
BP plc (2) 283,861 1,794,152
British American Tobacco plc (2) 9,359 328,074
CK Hutchison Holdings Ltd. (2) 235,500 1,456,956
DCC plc (2) 1,637 95,423
HSBC Holdings plc (2) 91,535 622,118
Imperial Brands plc (2) 17,146 394,284
Just Eat Takeaway.com NV (2)*(a) 19,825 378,320
Legal & General Group plc (2) 238,187 704,464
Liberty Global plc, Class C * 14,864 302,928
Pearson plc (2) 28,508 298,334
Tesco plc (2) 32,827 107,621
Whitbread plc (2) 11,293 417,178
9,494,388
—
United States - 59.2%
3M Co. 30,679 3,224,670
Activision Blizzard, Inc. 3,912 334,828
Adobe, Inc. * 7,463 2,876,016
Advance Auto Parts, Inc. 19,619 2,385,867
Advanced Micro Devices, Inc. * 1,942 190,335
Akamai Technologies, Inc. * 8,542 668,839
Ally Financial, Inc. 24,635 627,946
Alphabet, Inc., Class A * 55,105 5,716,041
Alphabet, Inc., Class C * 29,320 3,049,280
Altria Group, Inc. 80,099 3,574,017
Amazon.com, Inc. 39,921 4,123,439
American Express Co. 4,364 719,842
American International Group, Inc. 46,147 2,323,963
American Tower Corp., REIT 4,396 898,279
APA Corp. 15,047 542,595
Apple, Inc. 81,112 13,375,368
Applied Materials, Inc. 3,273 402,023
Archer-Daniels-Midland Co. 3,270 260,488
Arrow Electronics, Inc. * 8,314 1,038,169
Assurant, Inc. 5,550 666,389
AutoZone, Inc. * 72 176,987
AvalonBay Communities, Inc., REIT 811 136,297
Bank of New York Mellon Corp.
(The) 6,687 303,857
Berkshire Hathaway, Inc., Class B * 6,896 2,129,278

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Best Buy Co., Inc. 8,890 695,820
Biogen, Inc. * 2,105 585,253
Booking Holdings, Inc. * 971 2,575,490
Bristol-Myers Squibb Co. 16,364 1,134,189
Broadcom, Inc. 1,116 715,959
Capital One Financial Corp. 7,426 714,084
Cardinal Health, Inc. 5,867 442,959
Carlisle Cos., Inc. 493 111,453
Carrier Global Corp. 10,176 465,552
Centene Corp. * 5,270 333,117
CF Industries Holdings, Inc. 45,901 3,327,363
Chevron Corp. 7,290 1,189,436
Cigna Group (The) 9,793 2,502,405
Cisco Systems, Inc. 53,279 2,785,160
Citigroup, Inc. 64,570 3,027,687
CME Group, Inc. 6,352 1,216,535
Coca-Cola Co. (The) 24,520 1,520,976
Cognizant Technology Solutions
Corp., Class A 13,818 841,931
Colgate-Palmolive Co. 4,222 317,283
Comcast Corp., Class A 12,217 463,146
Coterra Energy, Inc. 45,311 1,111,932
Crown Castle, Inc., REIT 1,970 263,665
CVS Health Corp. 45,123 3,353,090
DaVita, Inc. * 3,462 280,803
Dell Technologies, Inc., Class C 20,916 841,032
Delta Air Lines, Inc. * 81,005 2,828,695
Digital Realty Trust, Inc., REIT 849 83,465
Discover Financial Services 7,712 762,254
DocuSign, Inc. * 5,365 312,780
Domino's Pizza, Inc. 809 266,865
Dropbox, Inc., Class A * 32,728 707,579
Eastman Chemical Co. 8,049 678,853
eBay, Inc. 4,770 211,645
EOG Resources, Inc. 6,508 746,012
Equinix, Inc., REIT 222 160,071
Equity Residential, REIT 2,048 122,880
Everest Re Group Ltd. 1,159 414,945
Evergy, Inc. 1,379 84,284
Expedia Group, Inc. * 16,099 1,562,086
Exxon Mobil Corp. 25,795 2,828,680
FedEx Corp. 6,552 1,497,066
FleetCor Technologies, Inc. * 1,988 419,170
Ford Motor Co. 48,760 614,376
General Dynamics Corp. 5,407 1,233,931
General Motors Co. 93,629 3,434,312
Gilead Sciences, Inc. 9,056 751,376
Goldman Sachs Group, Inc. (The) 910 297,670
Hartford Financial Services Group,
Inc. (The) 8,410 586,093
Hasbro, Inc. 38,260 2,054,179
Hewlett Packard Enterprise Co. 93,827 1,494,664
Horizon Therapeutics plc * 799 87,203
HP, Inc. 11,611 340,783
Humana, Inc. 1,359 659,740
Huntington Ingalls Industries, Inc. 6,326 1,309,609
Incyte Corp. * 2,360 170,557
Intel Corp. 88,565 2,893,419
International Paper Co. 4,270 153,976
Johnson & Johnson 4,024 623,720
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
KLA Corp. 243 96,998
Kroger Co. (The) 37,919 1,872,061
Laboratory Corp. of America
Holdings 1,430 328,071
Lam Research Corp. 1,016 538,602
Leidos Holdings, Inc. 4,162 383,154
Lennar Corp., Class A 7,967 837,411
Lockheed Martin Corp. 2,211 1,045,206
LyondellBasell Industries NV, Class
A 11,244 1,055,699
Marathon Oil Corp. 47,174 1,130,289
Marathon Petroleum Corp. 11,280 1,520,882
Marriott International, Inc., Class A 1,738 288,578
Marvell Technology, Inc. 2,585 111,931
Mastercard, Inc., Class A 486 176,617
McDonald's Corp. 390 109,048
Meta Platforms, Inc., Class A * 26,437 5,603,057
Microchip Technology, Inc. 11,313 947,803
Microsoft Corp. 37,058 10,683,820
Mohawk Industries, Inc. * 2,646 265,182
Molson Coors Beverage Co., Class
B 3,595 185,790
Mosaic Co. (The) 37,345 1,713,389
NetApp, Inc. 26,022 1,661,505
Netflix, Inc. * 262 90,516
NiSource, Inc. 7,460 208,582
NRG Energy, Inc. 80,103 2,746,732
NVR, Inc. * 200 1,114,438
Occidental Petroleum Corp. 1,314 82,033
Ovintiv, Inc. 9,560 344,925
Owens Corning 28,652 2,744,862
PACCAR, Inc. 9,352 684,566
PayPal Holdings, Inc. 3,858 292,977
Pfizer, Inc. 92,320 3,766,656
Phillips 66 6,202 628,759
Pioneer Natural Resources Co. 1,196 244,271
Prologis, Inc., REIT 2,980 371,815
Public Storage, REIT 2,484 750,516
PulteGroup, Inc. 44,942 2,619,220
Qorvo, Inc. * 2,796 283,990
QUALCOMM, Inc. 14,452 1,843,786
Regeneron Pharmaceuticals, Inc. * 113 92,849
Salesforce, Inc. * 7,568 1,511,935
Simon Property Group, Inc., REIT 1,723 192,924
Skyworks Solutions, Inc. 3,689 435,228
Southwest Airlines Co. 20,614 670,780
SS&C Technologies Holdings, Inc. 1,971 111,302
Stellantis NV (2) 142,126 2,584,743
Stellantis NV (2) 10,244 186,161
Swiss Re AG (2) 7,662 787,144
Synchrony Financial 65,121 1,893,719
Tesla, Inc. 17,489 3,628,268
Travelers Cos., Inc. (The) 575 98,561
Tyson Foods, Inc., Class A 37,405 2,218,865
Ulta Beauty, Inc. * 906 494,377
Valero Energy Corp. 15,428 2,153,749
Veeva Systems, Inc., Class A * 8,114 1,491,272
VeriSign, Inc. * 439 92,774
Verizon Communications, Inc. 43,728 1,700,582
Viatris, Inc. 128,931 1,240,316

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
VMware, Inc., Class A * 1,113 138,958
Walmart, Inc. 1,652 243,587
Welltower, Inc., REIT 3,001 215,142
Whirlpool Corp. 1,666 219,945
Zoom Video Communications, Inc.,
Class A * 2,693 198,851
182,929,840
—
TOTAL COMMON STOCKS
(Cost $230,522,417) 266,679,310
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Porsche Automobil Holding SE
(Preference) (2) 865 49,657
Volkswagen AG (Preference) (2) 3,975 542,478
TOTAL PREFERRED STOCKS
(Cost $620,572) 592,135
SHORT-TERM INVESTMENTS - 10.7%
INVESTMENT COMPANIES - 10.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.50% (d)(e) 6,528,870 6,528,870
Limited Purpose Cash Investment
Fund, 4.73% (d) 26,594,306 26,583,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,108,261) 33,112,539
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $264,251,250) 300,383,984
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9% (f) 9,061,196
NET ASSETS - 100.0% 309,445,180
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 17,260,380 5.6%
Consumer Discretionary 36,725,968 11.9
Consumer Staples 11,806,364 3.8
Energy 26,645,046 8.6
Financials 39,393,664 12.7
Health Care 22,042,332 7.1
Industrials 27,777,368 9.0
Information Technology 49,430,393 16.0
Materials 26,236,668 8.5
Real Estate 5,878,163 1.9
Utilities 4,075,099 1.3
Investment Companies 33,112,539 10.7
Total Investments In Securities
At Value 300,383,984 97.1
Other Assets in Excess of
Liabilities (f) 9,061,196 2.9
Net Assets
$ 309,445,180 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2023 amounted to $635,855, which represents 0.21% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of March 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2023.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Level 3 security (See Note 4).

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
Total return swap contracts outstanding as of March 31, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 SGD 11,032 $ 140
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.96%) Monthly JPMC 06/21/2023 EUR (1,769,453) 38,916
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-3.36%) Monthly JPMC 06/21/2023 SEK (10,777,398) 14,303
53,359
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/21/2023 EUR (9,986,460) (517,125)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/16/2023 CHF (29,139,400) (1,605,883)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/21/2023 ILS 2,145,792 (17,572)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 EUR 5,073,824 (182,351)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 JPY 545,932,560 $ (54,199)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.51%) Monthly JPMC 06/21/2023 CHF (1,434,875) (33,072)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 06/21/2023 GBP 221,741 (9,944)
(2,420,146)
$ (2,366,787)
Futures contracts outstanding as of March 31, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 111 4/2023 EUR $ 8,828,633 $ 152,595
Hang Seng Index 29 4/2023 HKD 3,783,163 73,390
MSCI Singapore Index 57 4/2023 SGD 1,311,711 14,970
FTSE 100 Index 185 6/2023 GBP 17,433,420 163,881
FTSE/MIB Index 127 6/2023 EUR 18,356,854 475,732
S&P 500 E-Mini Index 109 6/2023 USD 22,550,738 913,974
TOPIX Index 206 6/2023 JPY 31,084,240 (185,893)
1,608,649
Short Contracts
IBEX 35 Index (22) 4/2023 EUR (2,193,406) (64,071)
OMXS30 Index (57) 4/2023 SEK (1,217,408) (55,207)
DAX Index (30) 6/2023 EUR (12,848,885) (407,385)
S&P/TSX 60 Index (36) 6/2023 CAD (6,441,909) (99,636)
SPI 200 Index (29) 6/2023 AUD (3,484,947) (61,595)
(687,894)
$ 920,755

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of March 31, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,010,500 USD 1,341,127 CITG 6/21/2023 $ 6,711
AUD 2,010,500 USD 1,341,120 JPMC 6/21/2023 6,718
CAD 4,454,200 USD 3,273,248 CITG 6/21/2023 26,788
CAD 4,454,198 USD 3,273,230 JPMC 6/21/2023 26,803
CHF 1,900,500 USD 2,080,601 CITG 6/21/2023 14,477
CHF 1,900,500 USD 2,080,591 JPMC 6/21/2023 14,488
DKK 4,271,000 USD 621,957 CITG 6/21/2023 3,103
DKK 4,271,000 USD 621,954 JPMC 6/21/2023 3,105
EUR 41,262,698 USD 44,253,904 CITG 6/21/2023 697,026
EUR 41,262,694 USD 44,253,678 JPMC 6/21/2023 697,247
GBP 17,558,002 USD 21,280,596 CITG 6/21/2023 412,833
GBP 17,557,998 USD 21,280,485 JPMC 6/21/2023 412,942
HKD 160,500 USD 20,519 CITG 6/21/2023 2
HKD 160,500 USD 20,519 JPMC 6/21/2023 2
ILS 888,750 USD 243,659 CITG 6/21/2023 4,270
ILS 888,750 USD 243,658 JPMC 6/21/2023 4,271
JPY 1,520,000,000 USD 11,399,219 CITG 6/21/2023 183,261
JPY 1,520,000,000 USD 11,399,162 JPMC 6/21/2023 183,319
NZD 2,059,000 USD 1,277,137 CITG 6/21/2023 10,320
NZD 2,059,000 USD 1,277,130 JPMC 6/21/2023 10,326
SEK 138,500,001 USD 13,218,842 CITG 6/21/2023 180,792
SEK 138,499,999 USD 13,218,776 JPMC 6/21/2023 180,857
SGD 954,001 USD 712,142 CITG 6/21/2023 6,564
SGD 953,999 USD 712,137 JPMC 6/21/2023 6,568
USD 3,194,195 AUD 4,732,000 CITG 6/21/2023 21,867
USD 3,194,211 AUD 4,732,000 JPMC 6/21/2023 21,882
USD 557,922 CHF 505,500 CITG 6/21/2023 667
USD 557,924 CHF 505,500 JPMC 6/21/2023 670
USD 26,398 DKK 179,500 CITG 6/21/2023 128
USD 26,398 DKK 179,500 JPMC 6/21/2023 128
USD 552,565 HKD 4,318,500 CITG 6/21/2023 408
USD 552,568 HKD 4,318,500 JPMC 6/21/2023 411
USD 11,373 ILS 40,500 CITG 6/21/2023 76
USD 11,373 ILS 40,500 JPMC 6/21/2023 76
USD 2,058,545 JPY 270,000,000 CITG 6/21/2023 1,131
USD 2,058,555 JPY 270,000,000 JPMC 6/21/2023 1,141
USD 2,740,798 NOK 28,500,000 CITG 6/21/2023 8,881
USD 2,740,811 NOK 28,500,000 JPMC 6/21/2023 8,894
USD 3,920,988 SEK 40,428,250 CITG 6/21/2023 9,625
USD 3,921,007 SEK 40,428,250 JPMC 6/21/2023 9,646
USD 3,396 SGD 4,500 CITG 6/21/2023 6
USD 3,396 SGD 4,500 JPMC 6/21/2023 6
Total unrealized appreciation 3,178,436
AUD 34,859,035 USD 23,915,507 CITG 6/21/2023 (546,038)
AUD 34,859,028 USD 23,915,383 JPMC 6/21/2023 (545,916)
CHF 4,569,000 USD 5,047,555 CITG 6/21/2023 (10,768)
CHF 4,569,000 USD 5,047,530 JPMC 6/21/2023 (10,742)
HKD 951,000 USD 121,675 CITG 6/21/2023 (80)
HKD 951,000 USD 121,674 JPMC 6/21/2023 (80)
ILS 310,249 USD 87,489 CITG 6/21/2023 (941)
ILS 310,250 USD 87,489 JPMC 6/21/2023 (941)
JPY 1,085,000,003 USD 8,325,464 CITG 6/21/2023 (57,708)
JPY 1,084,999,997 USD 8,325,422 JPMC 6/21/2023 (57,666)
NOK 157,635,002 USD 15,292,276 CITG 6/21/2023 (181,899)
NOK 157,634,999 USD 15,292,199 JPMC 6/21/2023 (181,824)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 1,195,000 USD 748,347 CITG 6/21/2023 $ (1,134)
NZD 1,195,000 USD 748,343 JPMC 6/21/2023 (1,130)
SEK 48,000,000 USD 4,659,659 CITG 6/21/2023 (15,743)
SEK 48,000,000 USD 4,659,636 JPMC 6/21/2023 (15,720)
SGD 21,500 USD 16,226 CITG 6/21/2023 (28)
SGD 21,500 USD 16,226 JPMC 6/21/2023 (28)
USD 2,404,747 AUD 3,624,500 CITG 6/21/2023 (25,116)
USD 2,404,759 AUD 3,624,500 JPMC 6/21/2023 (25,103)
USD 14,459,425 CAD 19,650,501 CITG 6/21/2023 (99,270)
USD 14,459,496 CAD 19,650,499 JPMC 6/21/2023 (99,198)
USD 30,927,961 CHF 28,476,502 CITG 6/21/2023 (464,048)
USD 30,928,111 CHF 28,476,498 JPMC 6/21/2023 (463,894)
USD 386,639 DKK 2,687,000 CITG 6/21/2023 (6,603)
USD 386,641 DKK 2,687,000 JPMC 6/21/2023 (6,601)
USD 15,687,327 EUR 14,636,500 CITG 6/21/2023 (257,445)
USD 15,687,406 EUR 14,636,500 JPMC 6/21/2023 (257,366)
USD 16,908,354 GBP 13,969,504 CITG 6/21/2023 (351,382)
USD 16,908,432 GBP 13,969,499 JPMC 6/21/2023 (351,297)
USD 13,038 HKD 102,000 CITG 6/21/2023 (3)
USD 13,038 HKD 102,000 JPMC 6/21/2023 (3)
USD 24,080 ILS 87,000 CITG 6/21/2023 (191)
USD 24,080 ILS 87,000 JPMC 6/21/2023 (191)
USD 16,242,245 JPY 2,159,435,503 CITG 6/21/2023 (212,766)
USD 16,242,326 JPY 2,159,435,497 JPMC 6/21/2023 (212,684)
USD 7,268,748 NOK 76,500,000 CITG 6/21/2023 (64,292)
USD 7,268,785 NOK 76,500,000 JPMC 6/21/2023 (64,255)
USD 18,235,431 NZD 29,488,000 CITG 6/21/2023 (202,902)
USD 18,235,522 NZD 29,487,999 JPMC 6/21/2023 (202,811)
USD 3,907,120 SEK 40,428,251 CITG 6/21/2023 (4,242)
USD 3,907,139 SEK 40,428,250 JPMC 6/21/2023 (4,224)
USD 72,787 SGD 97,500 CITG 6/21/2023 (666)
USD 72,788 SGD 97,500 JPMC 6/21/2023 (665)
Total unrealized depreciation (5,005,604)
Net unrealized depreciation $ (1,827,168)
Collateral pledged to, or (received from), each counterparty at March 31, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 5,439,141 $ 5,439,141
CITG
Investment Companies 1,943,948 – 1,943,948
GSCO
Cash – 2,682,139 2,682,139
GSIN
Cash 1,890,115 – 1,890,115
JPMC
Investment Companies 4,584,922 – 4,584,922

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States d ollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.02%
Euro Short-Term Rate ("ESTR"): 2.88%
Singapore Overnight Rate Average (“SORA”): 3.58%
Sterling Overnight Index Average (“SONIA”): 4.18%
Swiss Average Rate Overnight (“SARON”): 1.42%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.48%
Tokyo Overnight Average Rate (“TONAR”):  -0.03%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
12
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 575,957,863 $ 75,384,435 $ 365,082,613 $ 445,004,054
Investments in securities of unaffiliated issuers, at value .......... $ 941,615,077 $ 108,046,941 $ 453,457,621 $ 499,541,585
Cash ................................................. — 305 4,092 —
Cash denominated in foreign currencies
‡
...................... — — 1,623,978 2,888,666
Deposits with brokers for futures contracts ..................... 2,118,987 42,537 740,093 590,427
Variation margin on futures contracts ......................... 497,084 11,883 — —
Receivables:
Foreign tax reclaims ................................... — — 1,102,293 —
Dividends ........................................... 724,928 77,086 2,083,543 2,664,844
Capital shares sold .................................... 953,062 39,575 271,216 58,671
Prepaid expenses .......................................
63,798 35,560 46,776 49,069
Total Assets 945,972,936 108,253,887 459,329,612 505,793,262
LIABILITIES:
Variation margin on futures contracts ......................... — — 68,308 37,122
Payables: – – – –
Accrued investment advisory fees ......................... 182,967 27,034 135,476 187,460
Accrued distribution fees—Class N ........................ 1,092 981 248 174
Capital shares redeemed ............................... 293,826 17,790 460,438 93,323
Deferred foreign capital gains tax ......................... — — — 171,254
Other accrued expenses and liabilities ........................
120,471 56,446 88,822 153,298
Total Liabilities 598,356 102,251 753,292 642,631
Net Assets $ 945,374,580 $ 108,151,636 $ 458,576,320 $ 505,150,631
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 531,453,611 $ 75,925,816 $ 383,161,720 $ 489,429,628
Total distributable earnings (loss) ...........................
413,920,969 32,225,820 75,414,600 15,721,003
Net Assets $ 945,374,580 $ 108,151,636 $ 458,576,320 $ 505,150,631
NET ASSETS:
Class I ............................................... $ 189,474,852 $ 64,964,236 $ 72,352,339 $ 49,879,764
Class N ............................................... 5,265,649 4,568,806 1,205,725 836,226
Class R6 .............................................. 750,634,079 38,618,594 385,018,256 454,434,641
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,650,918 4,290,752 5,967,547 5,333,543
Class N ............................................... 320,461 301,925 99,192 88,713
Class R6 .............................................. 46,227,726 2,547,552 31,823,363 48,610,879
NET ASSET VALUE: – – – –
Class I ............................................... $ 16.26 $ 15.14 $ 12.12 $ 9.35
Class N ............................................... $ 16.43 $ 15.13 $ 12.16 $ 9.43
Class R6 .............................................. $ 16.24 $ 15.16 $ 12.10 $ 9.35
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 1,622,064 $ 2,807,378

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 459,802,979 $ 137,066,309 $ 262,433,134 $ 2,456,037,199
Investments in securities of unaffiliated issuers, at value .......... $ 683,617,462 $ 177,739,583 $ 357,847,887 $ 3,873,282,657
Cash ................................................. — 577 3,501 —
Cash denominated in foreign currencies
‡
...................... 369 — 43,736 —
Due from broker ........................................ — 20,821 — —
Deposits with brokers for futures contracts ..................... 1,491,013 205,084 564,076 4,447,435
Variation margin on futures contracts ......................... 350,051 379,328 63,509 1,043,110
Receivables:
Securities sold ....................................... — 12,244,988 — —
Foreign tax reclaims ................................... — — 1,038,940 —
Dividends ........................................... 624,595 115,749 1,986,729 4,223,786
Capital shares sold .................................... 1,315,380 326,402 96,402 2,008,609
Prepaid expenses .......................................
42,764 29,805 31,913 142,640
Total Assets 687,441,634 191,062,337 361,676,693 3,885,148,237
LIABILITIES:
Payables: – – – –
Securities purchased ................................... — 169,302 — —
Interfund loan ........................................ — 6,600,000 — —
Accrued investment advisory fees ......................... 129,137 61,694 103,008 817,342
Accrued distribution fees—Class N ........................ 12,227 884 8,452 55,293
Capital shares redeemed ............................... 1,987,450 492,179 822,881 11,524,209
Other accrued expenses and liabilities ........................
138,562 67,318 105,346 990,475
Total Liabilities 2,267,376 7,391,377 1,039,687 13,387,319
Net Assets $ 685,174,258 $ 183,670,960 $ 360,637,006 $ 3,871,760,918
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 411,386,033 $ 145,591,783 $ 272,393,501 $ 2,262,605,950
Total distributable earnings (loss) ...........................
273,788,225 38,079,177 88,243,505 1,609,154,968
Net Assets $ 685,174,258 $ 183,670,960 $ 360,637,006 $ 3,871,760,918
NET ASSETS:
Class I ............................................... $ 392,604,503 $ 148,760,637 $ 175,200,794 $ 2,591,206,120
Class N ............................................... 59,763,255 4,040,954 40,960,676 268,878,007
Class R6 .............................................. 232,806,500 30,869,369 144,475,536 1,011,676,791
SHARES OUTSTANDING: – – – –
Class I ............................................... 20,869,560 8,658,030 10,763,548 101,818,831
Class N ............................................... 3,173,193 235,000 2,519,009 10,582,220
Class R6 .............................................. 12,444,210 1,805,356 8,894,375 39,805,152
NET ASSET VALUE: – – – –
Class I ............................................... $ 18.81 $ 17.18 $ 16.28 $ 25.45
Class N ............................................... $ 18.83 $ 17.20 $ 16.26 $ 25.41
Class R6 .............................................. $ 18.71 $ 17.10 $ 16.24 $ 25.42
‡
Cash denominated in foreign currencies, at cost ............... $ 413 $ — $ 43,080 $ —

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 249,668,615 $ 264,251,250
Investments in securities of unaffiliated issuers, at value ......................................... $ 285,108,685 $ 300,383,984
Cash ................................................................................ 132,245 75,374
Cash denominated in foreign currencies
‡
..................................................... 1,412,759 1,593,785
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 3,178,436
Unrealized appreciation on OTC swaps ...................................................... — 53,359
Due from broker ....................................................................... — 1,926,877
Deposits with brokers for futures contracts .................................................... 472,901 8,791,757
Variation margin on futures contracts ........................................................ 58,060 675,728
Receivables:
Securities sold ...................................................................... 417 7,596
Foreign tax reclaims .................................................................. 487,082 385,437
Dividends .......................................................................... 1,005,913 806,249
Capital shares sold ................................................................... 70,800 41,300
Prepaid expenses ......................................................................
35,176 42,170
Total Assets 288,784,038 317,962,052
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 5,005,604
Unrealized depreciation on OTC swaps ...................................................... — 2,420,146
Variation margin on futures contracts ........................................................ — 425,450
Payables: – –
Securities purchased .................................................................. — 42,584
Accrued investment advisory fees ........................................................ 74,756 148,954
Accrued distribution fees—Class N ....................................................... 1,437 1,361
Capital shares redeemed .............................................................. 243,778 400,915
Other accrued expenses and liabilities .......................................................
77,004 71,858
Total Liabilities 396,975 8,516,872
Net Assets $ 288,387,063 $ 309,445,180
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 262,807,221 $ 277,883,422
Total distributable earnings (loss) ..........................................................
25,579,842 31,561,758
Net Assets $ 288,387,063 $ 309,445,180
NET ASSETS:
Class I .............................................................................. $ 115,550,238 $ 7,949,238
Class N .............................................................................. 7,014,493 6,495,426
Class R6 ............................................................................. 165,822,332 295,000,516
SHARES OUTSTANDING: – –
Class I .............................................................................. 8,485,449 910,675
Class N .............................................................................. 496,404 755,127
Class R6 ............................................................................. 12,187,019 33,574,703
NET ASSET VALUE: – –
Class I .............................................................................. $ 13.62 $ 8.73
Class N .............................................................................. $ 14.13 $ 8.60
Class R6 ............................................................................. $ 13.61 $ 8.79
‡
Cash denominated in foreign currencies, at cost .............................................. $ 1,419,773 $ 1,589,096

Statements of Operations

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
INVESTMENT INCOME:
Dividend income
†
....................................... $ 10,684,543 $ 1,109,481 $ 6,197,100 $ 8,768,172
Total Income 10,684,543 1,109,481 6,197,100 8,768,172
EXPENSES:
Investment advisory fees .................................. 1,201,527 263,936 862,911 1,219,360
Custody fees ........................................... 17,782 22,514 32,309 149,516
Administration & accounting fees ............................ 103,820 12,674 46,616 52,701
Legal fees ............................................. 45,282 3,018 11,172 12,552
Audit & tax fees ......................................... 27,249 27,537 32,758 52,862
Shareholder reporting fees ................................ 34,815 11,005 21,768 24,725
Transfer agent fees ...................................... 122,842 47,935 48,687 38,368
Trustee fees ........................................... 33,434 4,270 14,216 16,242
Distribution fees—Cl ass N ................................. 6,743 6,256 1,453 1,061
Interest expense ........................................ 44,032 3,425 12,747 14,835
Registration fees ........................................ 36,527 26,487 31,759 29,580
Tax expense (Note 2) .................................... — — 6,868 45,485
Other expenses ........................................ 19,177 2,049 9,907 20,742
Total Expenses 1,693,230 431,106 1,133,171 1,678,029
Less expense reimbursements ............................. (76,550) (89,810) (105,731) (128,312)
Net Expenses 1,616,680 341,296 1,027,440 1,549,717
Net Investment Income (Loss) 9,067,863 768,185 5,169,660 7,218,455
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of capital gain country tax of $—, $—, $— and $(237,303)) ...... 41,221,730 182,422 2,942,358 (3,110,090)
Settlement of foreign currency and foreign currency transactions .. — — 73,154 (235,044)
Expiration or closing of futures contracts .................... 482,425 (169,817) 810,831 (1,295,620)
Net realized gain (loss) 41,704,155 12,605 3,826,343 (4,640,754)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $—, $—, $— and $116,981) . 60,532,894 10,286,575 94,106,278 61,569,402
Foreign currency and foreign currency transactions ............ — — 130,849 209,842
Futures contracts ..................................... 5,373,979 457,426 2,418,179 2,891,772
Net change in unrealized appreciation (depreciation) 65,906,873 10,744,001 96,655,306 64,671,016
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 107,611,028 10,756,606 100,481,649 60,030,262
Net increase (decrease) in net assets resulting from operations $ 116,678,891 $ 11,524,791 $ 105,651,309 $ 67,248,717
________________
†
Net of foreign taxes withheld of ............................ $ 11,788 $ 814 $ 626,441 $ 1,248,179

Statements of Operations

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
INVESTMENT INCOME:
Dividend income
†
....................................... $ 6,962,360 $ 2,151,871 $ 5,358,451 $ 39,938,285
Total Income 6,962,360 2,151,871 5,358,451 39,938,285
EXPENSES:
Investment advisory fees .................................. 895,763 482,948 707,006 5,098,102
Custody fees ........................................... 14,337 17,980 29,909 54,755
Administration & accounting fees ............................ 77,415 23,188 38,193 440,650
Legal fees ............................................. 22,623 10,805 9,052 120,613
Audit & tax fees ......................................... 26,263 26,305 32,760 27,927
Shareholder reporting fees ................................ 32,994 18,831 23,859 123,061
Transfer agent fees ...................................... 254,061 95,460 118,531 1,523,438
Trustee fees ........................................... 25,089 7,673 12,180 139,609
Distribution fees—Class N ................................. 71,405 5,622 48,489 368,243
Interest expense ........................................ 23,842 6,779 11,550 126,404
Interfund lending expense ................................. — 2,527 — —
Registration fees ........................................ 30,671 27,958 27,916 56,920
Other expenses ........................................ 16,843 4,027 11,348 82,370
Total Expenses 1,491,306 730,103 1,070,793 8,162,092
Less expense reimbursements ............................. (78,135) (89,043) (109,057) (18,243)
Net Expenses 1,413,171 641,060 961,736 8,143,849
Net Investment Income (Loss) 5,549,189 1,510,811 4,396,715 31,794,436
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 45,519,409 (417,212) 8,083,546 168,429,230
Settlement of foreign currency and foreign currency transactions .. — — 107,835 —
Expiration or closing of futures contracts .................... (956,467) (303,295) 761,702 (2,944,834)
Net realized gain (loss) 44,562,942 (720,507) 8,953,083 165,484,396
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 10,843,255 15,765,710 55,315,265 264,758,837
Foreign currency and foreign currency transactions ............ 35 — 117,843 —
Futures contracts ..................................... 4,259,803 930,090 1,987,691 17,022,652
Net change in unrealized appreciation (depreciation) 15,103,093 16,695,800 57,420,799 281,781,489
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 59,666,035 15,975,293 66,373,882 447,265,885
Net increase (decrease) in net assets resulting from operations $ 65,215,224 $ 17,486,104 $ 70,770,597 $ 479,060,321
________________
†
Net of foreign taxes withheld of ............................ $ — $ 1,239 $ 461,028 $ 2,573

Statements of Operations

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
INVESTMENT INCOME:
Dividend income
†
...................................................................... $ 3,397,470 $ 4,607,374
Total Income 3,397,470 4,607,374
EXPENSES:
Investment advisory fees ................................................................. 535,447 898,114
Custody fees .......................................................................... 25,835 25,757
Administration & accounting fees ........................................................... 28,927 32,338
Legal fees ............................................................................ 6,818 8,072
Audit & tax fees ........................................................................ 30,112 40,844
Shareholder reporting fees ............................................................... 15,164 13,539
Transfer agent fees ..................................................................... 69,130 18,684
Trustee fees .......................................................................... 8,962 10,321
Distribution fees—Class N ................................................................ 8,256 7,971
Interest expense ....................................................................... 7,662 10,966
Registration fees ....................................................................... 38,569 27,012
Tax expense (Note 2) ................................................................... 7,294 —
Other expenses ....................................................................... 7,943 8,103
Total Expenses 790,119 1,101,721
Less expense reimbursements ............................................................ (106,842) (28,061)
Net Expenses 683,277 1,073,660
Net Investment Income (Loss) 2,714,193 3,533,714
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 111,305 (2,674,723)
Settlement of foreign currency and foreign currency transactions ................................. 55,358 146,125
Settlement of forward foreign currency exchange contracts ..................................... — (4,750,185)
Expiration or closing of futures contracts ................................................... 944,315 2,248,850
Expiration or closing of swap contracts .................................................... — 1,897,863
Net realized gain (loss) 1,110,978 (3,132,070)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................. 46,316,070 44,954,512
Foreign currency and foreign currency transactions ........................................... 41,674 (44,446)
Forward foreign currency exchange contracts ............................................... — 628,632
Futures contracts .................................................................... 1,273,833 3,631,826
Swap contracts ...................................................................... — (3,084,509)
Net change in unrealized appreciation (depreciation) 47,631,577 46,086,015
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 48,742,555 42,953,945
Net increase (decrease) in net assets resulting from operations $ 51,456,748 $ 46,487,659
________________
†
Net of foreign taxes withheld of ........................................................... $ 320,399 $ 262,993

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 9,067,863 $ 16,263,325 $ 768,185 $ 996,152
Net realized gain (loss) ............................. 41,704,155 98,007,912 12,605 225,154
Net change in unrealized appreciation (depreciation) ....... 65,906,873 (251,261,633) 10,744,001 (26,542,185)
Net increase (decrease) in net assets resulting from
operations 116,678,891 (136,990,396) 11,524,791 (25,320,879)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (21,320,561) (33,351,169) (611,222) (4,130,148)
Class N ......................................... (513,480) (998,917) (23,046) (472,066)
Class R6 ........................................ (73,686,731) (117,130,299) (379,583) (3,339,479)
Total distributions (95,520,772) (151,480,385) (1,013,851) (7,941,693)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,395,438 38,810,073 13,582,603 19,274,870
Reinvestment of distributions ......................... 19,925,876 31,067,108 476,317 4,130,148
Cost of shares redeemed ........................... (49,334,248) (83,944,878) (15,289,654) (12,980,847)
Net increase (decrease) from capital transactions (20,012,934) (14,067,697) (1,230,734) 10,424,171
CLASS N — — — —
Proceeds from shares sold .......................... 190,337 1,461,580 152,440 1,350,549
Reinvestment of distributions ......................... 504,148 971,730 22,424 470,995
Cost of shares redeemed ........................... (910,268) (3,933,079) (1,127,597) (3,018,937)
Net increase (decrease) from capital transactions (215,783) (1,499,769) (952,733) (1,197,393)
CLASS R6 — — — —
Proceeds from shares sold .......................... 69,736,459 110,278,746 1,296,587 2,930,308
Reinvestment of distributions ......................... 72,035,186 115,036,522 374,627 3,296,524
Cost of shares redeemed ........................... (129,610,572) (289,268,970) (3,953,880) (10,643,727)
Net increase (decrease) from capital transactions 12,161,073 (63,953,702) (2,282,666) (4,416,895)
Net increase (decrease) in net assets resulting from capital transactions (8,067,644) (79,521,168) (4,466,133) 4,809,883
Total increase (decrease) in net assets 13,090,475 (367,991,949) 6,044,807 (28,452,689)
NET ASSETS:
Beginning of period ................................ 932,284,105 1,300,276,054 102,106,829 130,559,518
End of period ................................... $ 945,374,580 $ 932,284,105 $ 108,151,636 $ 102,106,829
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,877,494 13,594,164 4,363,260 3,689,600
Shares sold ..................................... 581,371 2,093,616 896,922 1,225,107
Shares issued on reinvestment of distributions ........... 1,299,796 1,547,938 32,315 226,310
Shares redeemed ................................. (3,107,743) (4,358,224) (1,001,745) (777,757)
Shares outstanding, end of period 11,650,918 12,877,494 4,290,752 4,363,260
CLASS N
Shares outstanding, beginning of period ................ 331,906 416,504 363,208 443,339
Shares sold ..................................... 11,629 72,439 10,040 78,135
Shares issued on reinvestment of distributions ........... 32,526 47,987 1,521 25,836
Shares redeemed ................................. (55,600) (205,024) (72,844) (184,102)
Shares outstanding, end of period 320,461 331,906 301,925 363,208
CLASS R6
Shares outstanding, beginning of period ................ 45,085,069 48,411,191 2,695,000 2,966,042
Shares sold ..................................... 4,353,561 5,818,565 84,847 182,106
Shares issued on reinvestment of distributions ........... 4,708,182 5,740,345 25,398 180,434
Shares redeemed ................................. (7,919,086) (14,885,032) (257,693) (633,582)
Shares outstanding, end of period 46,227,726 45,085,069 2,547,552 2,695,000

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 5,169,660 $ 15,137,460 $ 7,218,455 $ 21,473,476
Net realized gain (loss) ............................. 3,826,343 (4,705,914) (4,640,754) (18,235,690)
Net change in unrealized appreciation (depreciation) ....... 96,655,306 (125,571,633) 64,671,016 (180,509,900)
Net increase (decrease) in net assets resulting from
operations 105,651,309 (115,140,087) 67,248,717 (177,272,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,036,519) (2,258,789) (1,929,495) (1,303,522)
Class N ......................................... (29,800) (107,632) (32,365) (79,037)
Class R6 ........................................ (11,786,662) (12,740,223) (20,032,402) (14,256,350)
Total distributions (13,852,981) (15,106,644) (21,994,262) (15,638,909)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,407,668 23,571,005 13,502,374 26,911,610
Reinvestment of distributions ......................... 2,035,042 2,257,515 1,929,495 1,303,522
Cost of shares redeemed ........................... (16,695,656) (23,327,130) (15,123,360) (30,542,211)
Net increase (decrease) from capital transactions (5,252,946) 2,501,390 308,509 (2,327,079)
CLASS N — — — —
Proceeds from shares sold .......................... 63,966 502,788 12,858 1,568,170
Reinvestment of distributions ......................... 28,173 106,459 32,365 79,037
Cost of shares redeemed ........................... (216,159) (3,055,237) (142,554) (3,976,785)
Net increase (decrease) from capital transactions (124,020) (2,445,990) (97,331) (2,329,578)
CLASS R6 — — — —
Proceeds from shares sold .......................... 22,518,031 53,599,434 31,112,179 78,703,320
Reinvestment of distributions ......................... 11,435,804 12,370,783 19,761,907 14,070,492
Cost of shares redeemed ........................... (36,488,807) (65,112,784) (35,837,219) (93,836,652)
Net increase (decrease) from capital transactions (2,534,972) 857,433 15,036,867 (1,062,840)
Net increase (decrease) in net assets resulting from capital transactions (7,911,938) 912,833 15,248,045 (5,719,497)
Total increase (decrease) in net assets 83,886,390 (129,333,898) 60,502,500 (198,630,520)
NET ASSETS:
Beginning of period ................................ 374,689,930 504,023,828 444,648,131 643,278,651
End of period ................................... $ 458,576,320 $ 374,689,930 $ 505,150,631 $ 444,648,131
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,411,784 6,225,267 5,275,790 5,460,518
Shares sold ..................................... 844,155 1,918,101 1,516,075 2,444,363
Shares issued on reinvestment of distributions ........... 185,679 173,388 215,827 109,264
Shares redeemed ................................. (1,474,071) (1,904,972) (1,674,149) (2,738,355)
Shares outstanding, end of period 5,967,547 6,411,784 5,333,543 5,275,790
CLASS N
Shares outstanding, beginning of period ................ 110,628 319,890 99,457 317,900
Shares sold ..................................... 5,649 38,750 1,430 156,717
Shares issued on reinvestment of distributions ........... 2,563 8,183 3,588 6,603
Shares redeemed ................................. (19,648) (256,195) (15,762) (381,763)
Shares outstanding, end of period 99,192 110,628 88,713 99,457
CLASS R6
Shares outstanding, beginning of period ................ 32,028,676 31,912,193 46,979,760 46,939,594
Shares sold ..................................... 2,005,451 4,538,537 3,371,843 7,575,358
Shares issued on reinvestment of distributions ........... 1,046,277 952,331 2,212,980 1,180,410
Shares redeemed ................................. (3,257,041) (5,374,385) (3,953,704) (8,715,602)
Shares outstanding, end of period 31,823,363 32,028,676 48,610,879 46,979,760

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 5,549,189 $ 8,765,047 $ 1,510,811 $ 1,529,787
Net realized gain (loss) ............................. 44,562,942 77,101,924 (720,507) (2,893,240)
Net change in unrealized appreciation (depreciation) ....... 15,103,093 (214,584,921) 16,695,800 (59,544,195)
Net increase (decrease) in net assets resulting from
operations 65,215,224 (128,717,950) 17,486,104 (60,907,648)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (42,896,531) (120,461,315) (932,882) (41,786,280)
Class N ......................................... (5,487,520) (9,150,793) (11,897) (1,374,605)
Class R6 ........................................ (24,389,801) (48,116,565) (313,180) (11,928,673)
Total distributions (72,773,852) (177,728,673) (1,257,959) (55,089,558)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 35,001,573 80,278,404 11,298,469 38,358,439
Reinvestment of distributions ......................... 42,126,060 120,338,699 920,971 41,484,288
Cost of shares redeemed ........................... (92,817,087) (387,079,891) (28,628,836) (49,068,968)
Net increase (decrease) from capital transactions (15,689,454) (186,462,788) (16,409,396) 30,773,759
CLASS N — — — —
Proceeds from shares sold .......................... 8,242,601 14,526,890 194,189 1,906,659
Reinvestment of distributions ......................... 5,487,518 9,150,791 11,897 1,374,605
Cost of shares redeemed ........................... (6,343,232) (9,936,426) (1,053,553) (1,952,231)
Net increase (decrease) from capital transactions 7,386,887 13,741,255 (847,467) 1,329,033
CLASS R6 — — — —
Proceeds from shares sold .......................... 21,734,696 30,267,233 3,086,721 10,515,174
Reinvestment of distributions ......................... 24,052,140 47,940,969 313,180 11,928,521
Cost of shares redeemed ........................... (37,039,889) (67,444,112) (19,305,999) (15,556,592)
Net increase (decrease) from capital transactions 8,746,947 10,764,090 (15,906,098) 6,887,103
Net increase (decrease) in net assets resulting from capital transactions 444,380 (161,957,443) (33,162,961) 38,989,895
Total increase (decrease) in net assets (7,114,248) (468,404,066) (16,934,816) (77,007,311)
NET ASSETS:
Beginning of period ................................ 692,288,506 1,160,692,572 200,605,776 277,613,087
End of period ................................... $ 685,174,258 $ 692,288,506 $ 183,670,960 $ 200,605,776
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 21,627,910 29,516,085 9,607,947 8,105,017
Shares sold ..................................... 1,800,809 3,501,464 658,225 2,017,054
Shares issued on reinvestment of distributions ........... 2,280,783 4,819,331 54,885 1,954,962
Shares redeemed ................................. (4,839,942) (16,208,970) (1,663,027) (2,469,086)
Shares outstanding, end of period 20,869,560 21,627,910 8,658,030 9,607,947
CLASS N
Shares outstanding, beginning of period ................ 2,771,259 2,168,791 282,926 228,039
Shares sold ..................................... 431,219 649,853 11,121 85,420
Shares issued on reinvestment of distributions ........... 296,462 365,885 708 64,718
Shares redeemed ................................. (325,747) (413,270) (59,755) (95,251)
Shares outstanding, end of period 3,173,193 2,771,259 235,000 282,926
CLASS R6
Shares outstanding, beginning of period ................ 11,942,542 11,466,385 2,754,503 2,380,310
Shares sold ..................................... 1,103,924 1,336,170 177,615 539,481
Shares issued on reinvestment of distributions ........... 1,310,029 1,929,991 18,765 564,797
Shares redeemed ................................. (1,912,285) (2,790,004) (1,145,527) (730,085)
Shares outstanding, end of period 12,444,210 11,942,542 1,805,356 2,754,503

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 4,396,715 $ 10,844,528 $ 31,794,436 $ 64,053,590
Net realized gain (loss) ............................. 8,953,083 460,547 165,484,396 391,357,018
Net change in unrealized appreciation (depreciation) ....... 57,420,799 (134,031,975) 281,781,489 (1,041,433,977)
Net increase (decrease) in net assets resulting from
operations 70,770,597 (122,726,900) 479,060,321 (586,023,369)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (4,633,520) (7,146,673) (267,895,560) (100,392,574)
Class N ......................................... (990,942) (722,658) (28,766,703) (9,987,482)
Class R6 ........................................ (4,034,945) (4,644,731) (96,298,507) (36,529,186)
Total distributions (9,659,407) (12,514,062) (392,960,770) (146,909,242)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 13,513,838 35,705,614 158,338,725 527,992,987
Reinvestment of distributions ......................... 4,524,192 7,110,033 262,708,832 98,434,127
Cost of shares redeemed ........................... (31,121,930) (145,425,924) (627,509,457) (1,279,179,728)
Net increase (decrease) from capital transactions (13,083,900) (102,610,277) (206,461,900) (652,752,614)
CLASS N — — — —
Proceeds from shares sold .......................... 4,234,711 11,569,146 34,337,966 78,384,275
Reinvestment of distributions ......................... 990,942 719,000 28,671,262 9,949,249
Cost of shares redeemed ........................... (4,897,386) (35,262,344) (98,190,903) (168,863,953)
Net increase (decrease) from capital transactions 328,267 (22,974,198) (35,181,675) (80,530,429)
CLASS R6 — — — —
Proceeds from shares sold .......................... 7,184,418 19,981,308 137,800,362 234,569,987
Reinvestment of distributions ......................... 4,024,462 4,624,597 93,694,428 35,611,441
Cost of shares redeemed ........................... (18,552,895) (45,359,953) (148,195,583) (539,892,552)
Net increase (decrease) from capital transactions (7,344,015) (20,754,048) 83,299,207 (269,711,124)
Net increase (decrease) in net assets resulting from capital transactions (20,099,648) (146,338,523) (158,344,368) (1,002,994,167)
Total increase (decrease) in net assets 41,011,542 (281,579,485) (72,244,817) (1,735,926,778)
NET ASSETS:
Beginning of period ................................ 319,625,464 601,204,949 3,944,005,735 5,679,932,513
End of period ................................... $ 360,637,006 $ 319,625,464 $ 3,871,760,918 $ 3,944,005,735
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,583,846 17,386,714 109,433,399 131,882,887
Shares sold ..................................... 889,592 1,992,297 6,100,354 18,146,906
Shares issued on reinvestment of distributions ........... 297,253 364,244 10,610,211 3,123,901
Shares redeemed ................................. (2,007,143) (8,159,409) (24,325,133) (43,720,295)
Shares outstanding, end of period 10,763,548 11,583,846 101,818,831 109,433,399
CLASS N
Shares outstanding, beginning of period ................ 2,495,431 3,584,618 11,904,275 14,651,144
Shares sold ..................................... 273,342 694,548 1,355,502 2,846,256
Shares issued on reinvestment of distributions ........... 65,108 36,815 1,158,903 316,150
Shares redeemed ................................. (314,872) (1,820,550) (3,836,460) (5,909,275)
Shares outstanding, end of period 2,519,009 2,495,431 10,582,220 11,904,275
CLASS R6
Shares outstanding, beginning of period ................ 9,368,955 10,513,011 36,571,253 45,467,132
Shares sold ..................................... 459,446 1,166,085 5,217,759 8,050,342
Shares issued on reinvestment of distributions ........... 264,942 237,402 3,790,228 1,131,600
Shares redeemed ................................. (1,198,968) (2,547,543) (5,774,088) (18,077,821)
Shares outstanding, end of period 8,894,375 9,368,955 39,805,152 36,571,253

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 2,714,193 $ 6,260,544 $ 3,533,714 $ 5,485,882
Net realized gain (loss) ............................. 1,110,978 (6,520,237) (3,132,070) 10,588,930
Net change in unrealized appreciation (depreciation) ....... 47,631,577 (64,139,038) 46,086,015 (70,473,926)
Net increase (decrease) in net assets resulting from
operations 51,456,748 (64,398,731) 46,487,659 (54,399,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,187,535) (2,998,211) (310,435) (1,831,658)
Class N ......................................... (109,199) (173,359) (259,557) (899,735)
Class R6 ........................................ (3,177,917) (3,977,204) (12,318,896) (36,526,098)
Total distributions (5,474,651) (7,148,774) (12,888,888) (39,257,491)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 16,083,691 48,125,580 593,046 757,839
Reinvestment of distributions ......................... 2,173,256 2,991,989 310,105 1,830,546
Cost of shares redeemed ........................... (21,143,390) (39,614,555) (622,703) (8,028,707)
Net increase (decrease) from capital transactions (2,886,443) 11,503,014 280,448 (5,440,322)
CLASS N — — — —
Proceeds from shares sold .......................... 252,289 455,082 439,246 1,158,887
Reinvestment of distributions ......................... 109,181 173,332 259,185 899,735
Cost of shares redeemed ........................... (521,329) (1,851,287) (738,356) (1,896,797)
Net increase (decrease) from capital transactions (159,859) (1,222,873) (39,925) 161,825
CLASS R6 — — — —
Proceeds from shares sold .......................... 26,926,217 81,671,083 22,564,587 54,513,048
Reinvestment of distributions ......................... 2,833,021 3,459,795 12,302,894 36,502,590
Cost of shares redeemed ........................... (19,390,592) (59,830,077) (32,020,623) (49,615,927)
Net increase (decrease) from capital transactions 10,368,646 25,300,801 2,846,858 41,399,711
Net increase (decrease) in net assets resulting from capital transactions 7,322,344 35,580,942 3,087,381 36,121,214
Total increase (decrease) in net assets 53,304,441 (35,966,563) 36,686,152 (57,535,391)
NET ASSETS:
Beginning of period ................................ 235,082,622 271,049,185 272,759,028 330,294,419
End of period ................................... $ 288,387,063 $ 235,082,622 $ 309,445,180 $ 272,759,028
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,699,248 7,810,200 874,571 1,555,962
Shares sold ..................................... 1,262,790 3,579,297 69,776 84,701
Shares issued on reinvestment of distributions ........... 172,481 198,408 38,050 185,091
Shares redeemed ................................. (1,649,070) (2,888,657) (71,722) (951,183)
Shares outstanding, end of period 8,485,449 8,699,248 910,675 874,571
CLASS N
Shares outstanding, beginning of period ................ 508,905 585,280 758,506 746,740
Shares sold ..................................... 18,718 32,108 52,232 126,229
Shares issued on reinvestment of distributions ........... 8,347 11,076 32,277 92,092
Shares redeemed ................................. (39,566) (119,559) (87,888) (206,555)
Shares outstanding, end of period 496,404 508,905 755,127 758,506
CLASS R6
Shares outstanding, beginning of period ................ 11,334,719 9,556,811 33,234,891 29,121,791
Shares sold ..................................... 2,197,574 6,121,321 2,665,496 5,621,568
Shares issued on reinvestment of distributions ........... 225,200 229,582 1,500,353 3,664,919
Shares redeemed ................................. (1,570,474) (4,572,995) (3,826,037) (5,173,387)
Shares outstanding, end of period 12,187,019 11,334,719 33,574,703 33,234,891

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 16.00 0.15
6
1.82 1.97 (0.27) (1.44) (1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22 4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
8
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 16.11 0.13
6
1.84 1.97 (0.21) (1.44) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17 4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
8
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 15.99 0.16
6
1.82 1.98 (0.29) (1.44) (1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2.30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24 4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
8
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 13.75 0.10 1.42 1.52 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
9
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
10,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
13
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
8
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 13.71 0.08 1.41 1.49 (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
9
(3.62) (3.53) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
10,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
13
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
8
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 13.77 0.11 1.42 1.53 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
9
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
10,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
13
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
8
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.26 12.92% $ 189,475 0.43% 0.41% 0.40% 1.83%
6
25%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
7
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
8
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.43 12.81% $ 5,266 0.68% 0.66% 0.65% 1.57%
6
25%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
7
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
8
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.24 13.00% $ 750,634 0.33% 0.31% 0.30% 1.91%
6
25%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
7
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
8
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 15.14 11.08% $ 64,964 0.76% 0.61% 0.60% 1.29% 35%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
9
65%
$ 18.38 51.47% $ 67,830 0.83%
12
0.72%
12
0.71%
12
0.43%
10,11
60%
7
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
8
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 15.13 10.90% $ 4,569 1.01% 0.86% 0.85% 1.03% 35%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
9
65%
$ 18.32 51.05% $ 8,123 1.08%
12
0.97%
12
0.96%
12
0.16%
10,11
60%
7
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
8
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 15.16 11.16% $ 38,619 0.66% 0.51% 0.50% 1.38% 35%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
9
65%
$ 18.41 51.60% $ 54,607 0.74%
12
0.63%
12
0.62%
12
0.64%
10,11
60%
7
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
8
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 9.73 0.13 2.62 2.75 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34 2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 9.71 0.11 2.63 2.74 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28 2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 9.72 0.14 2.61 2.75 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37 2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
AQR EMERGING MULTI-STYLE II FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 8.49 0.13 1.14 1.27 (0.41) — (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
8
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
14
(0.59) (0.36) (0.18) — (0.18)
AQR EMERGING MULTI-STYLE II FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 8.51 0.12 1.15 1.27 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
8
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
14
(0.59) (0.40) (0.15) — (0.15)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 8.49 0.14 1.14 1.28 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
8
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
14
(0.59) (0.35) (0.19) — (0.19)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.12 28.65% $ 72,352 0.61% 0.56% 0.55% 2.28% 28%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
7
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 12.16 28.51% $ 1,206 0.86% 0.81% 0.80% 2.03% 28%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
7
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 12.10 28.73% $ 385,018 0.51% 0.46% 0.45% 2.42% 28%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
7
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 9.35 15.22% $ 49,880 0.77% 0.72% 0.71% 2.89% 35%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
11
61%
7
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
8
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
14
54%
$ 9.43 15.09% $ 836 1.02% 0.97% 0.96% 2.69% 35%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
11
61%
7
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
8
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
14
54%
$ 9.35 15.37% $ 454,435 0.67% 0.62% 0.61% 2.98% 35%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
11
61%
7
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
8
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
14
54%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 19.08 0.15 1.62 1.77 (0.24) (1.80) (2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10 6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
8
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 19.07 0.13 1.62 1.75 (0.19) (1.80) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04 6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
8
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 19.00 0.16 1.61 1.77 (0.26) (1.80) (2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13 6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
8
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 15.88 0.12
6
1.28 1.40 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
9
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
15
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
8
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
14
4.58 4.63 (0.06) (2.26) (2.32)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 15.86 0.10
6
1.29 1.39 (0.05) — (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
9
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07) 7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
8
(3.83) (3.78) (0.00)
15
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
14,15
4.58 4.58 — (2.26) (2.26)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 15.81 0.13
6
1.28 1.41 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
9
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03 7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
8
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
14
4.58 4.66 (0.09) (2.26) (2.35)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 18.81 9.45% $ 392,605 0.43% 0.41% 0.40% 1.53% 45%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
7
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
8
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 18.83 9.35% $ 59,763 0.68% 0.66% 0.65% 1.29% 45%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
7
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
8
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 18.71 9.53% $ 232,806 0.33% 0.31% 0.30% 1.64% 45%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
7
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
8
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 17.18 8.82% $ 148,761 0.70% 0.61% 0.60% 1.39%
6
21%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
9
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
7
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
8
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
14
73%
$ 17.20 8.75% $ 4,041 0.95% 0.86% 0.85% 1.13%
6
21%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
9
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
7
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
8
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
14
73%
$ 17.10 8.91% $ 30,869 0.60% 0.51% 0.50% 1.50%
6
21%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
9
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
7
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
8
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
14
73%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 13.64 0.19 2.88 3.07 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29 2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 13.62 0.18 2.86 3.04 (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23 2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 13.62 0.20 2.86 3.06 (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31 2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 24.99 0.20 2.83 3.03 (0.35) (2.22) (2.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31 4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 24.90 0.17 2.82 2.99 (0.26) (2.22) (2.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24 4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 24.97 0.21 2.83 3.04 (0.37) (2.22) (2.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33 4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.28 22.71% $ 175,201 0.62% 0.56% 0.55% 2.46% 34%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
7
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 16.26 22.55% $ 40,961 0.87% 0.81% 0.80% 2.27% 34%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
7
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 16.24 22.72% $ 144,475 0.52% 0.46% 0.45% 2.58% 34%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
7
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 25.45 12.39% $ 2,591,206 0.41% 0.41% 0.40% 1.55% 15%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 25.41 12.28% $ 268,878 0.66% 0.66% 0.65% 1.30% 15%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 25.42 12.46% $ 1,011,677 0.31% 0.31% 0.30% 1.66% 15%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 11.44 0.12 2.31 2.43 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
13
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
14
0.10 0.42 (0.29) (0.02) (0.31)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 11.84 0.11 2.40 2.51 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
13
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
14
0.14 0.40 (0.25) (0.02) (0.27)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 11.43 0.13 2.32 2.45 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
13
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
15
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
14
0.10 0.44 (0.30) (0.02) (0.32)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2023 $ 7.77 0.10
6
1.22 1.32 (0.11) (0.25) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2023 $ 7.66 0.08
6
1.21 1.29 (0.10) (0.25) (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2023 $ 7.83 0.10
6
1.24 1.34 (0.13) (0.25) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)

AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.62 21.46% $ 115,550 0.64% 0.56% 0.55% 1.96% 10%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
14
21%
$ 14.13 21.35% $ 7,015 0.89% 0.81% 0.80% 1.72% 10%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
14
21%
$ 13.61 21.60% $ 165,822 0.54% 0.46% 0.45% 2.10% 10%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
14
21%
$ 8.73 17.34% $ 7,949 0.83% 0.81% 0.80% 2.29%
6
55%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.60 17.16% $ 6,495 1.08% 1.06% 1.05% 2.01%
6
55%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.79 17.38% $ 295,001 0.73% 0.71% 0.70% 2.37%
6
55%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.13
AQR Global Equity Fund .....................................................
0.01
0.14
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6 ..................................
$ 0.02
0.11%
AQR Large Cap Multi-Style Fund - Class N .......................................
0.02
0.12
AQR Small Cap Multi-Style Fund - Class I, N and R6 ................................
0.02
0.15
AQR Emerging Multi-Style II Fund - Class I, N and R6 ...............................
0.02
0.23
AQR Large Cap Momentum Style Fund - Class I, N and R6 ...........................
0.03
0.12
AQR Small Cap Momentum Style Fund - Class I, N and R6 ...........................
0.02
0.12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Small Cap Multi-Style Fund – Class I and N ..................................
$ 0 .01
0 .07%
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0 .01
0 .08
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended March 31, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Excludes activity related to Funds’ reorganizations.
8
For the period ended September 30, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
9
For the period ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
10
For the period ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net Investment Income (Loss) Per Share and Net Investment Income (Loss) Ratio of each class would have been reduced by the amounts and percentages shown below:
11
For the period ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

Financial Highlights
AQR Funds | Semi-Annual Report | March 2023
The accompanying notes are an integral part of these financial statements.
March 31, 2023 (Unaudited)
FUND
Expenses, Before
Reimbursements
and/or Waivers
Expenses, Net of
Reimbursements
and/or Waivers
AQR Small Cap Multi-Style Fund – Class I and N ..................................
0.11%
0.11%
AQR Small Cap Multi-Style Fund –  Class R6 .....................................
0.12
0.12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Emerging Multi-Style II Fund ..............................................
$ 0.01
0.11%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.09
AQR International Defensive Style Fund .........................................
0.04
0.27
12
For the period ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the IRS. Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements and/or
Waivers of each class would have been reduced by the percentages shown below:
13
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
14
For the period ended September 30, 2018, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
15
Amount is less than $.005 per share.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2023, the Trust consists of twenty-two active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small
Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund
and AQR Global Equity Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, Class N and Class R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as dividend income in the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and
subsequent rulings by the European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as
European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reflected in European Union tax reclaim fees in the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2023, the Funds had no examinations in progress.
In 2023, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, and AQR International Defensive Style Fund incurred an excise tax liability of $6,868, $45,485 and $7,294, respectively, relating to the tax year 2022.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate swap contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as deposits with brokers for centrally cleared swaps and deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as variation margin on centrally cleared swaps and variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the
Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 900,719,086 $ – $ – $ 900,719,086
Short-Term Investments ........................... 40,895,991 – – 40,895,991
Futures Contracts* ............................... 1,569,418 – – 1,569,418
Total Assets $ 943,184,495 $ – $ – $ 943,184,495
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 106,423,417 $ – $ 32,582 $ 106,455,999
Short-Term Investments ........................... 1,590,942 – – 1,590,942
Futures Contracts* ............................... 9,624 – – 9,624
Total Assets $ 108,023,983 $ – $ 32,582 $ 108,056,565
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 42,322,393 $ 390,319,464 $ – $ 432,641,857
Preferred Stocks
†
................................ – 633,774 – 633,774
Short-Term Investments ........................... 20,181,990 – – 20,181,990
Futures Contracts* ............................... 725,079 – – 725,079
Total Assets $ 63,229,462 $ 390,953,238 $ – $ 454,182,700
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 83,780,528 $ 391,338,791 $ 82,735 $ 475,202,054
Preferred Stocks
†
................................ 5,580,216 – – 5,580,216
Short-Term Investments ........................... 18,759,315 – – 18,759,315
Futures Contracts* ............................... 646,821 – – 646,821
Total Assets $ 108,766,880 $ 391,338,791 $ 82,735 $ 500,188,406
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 655,770,075 $ – $ – $ 655,770,075
Short-Term Investments ........................... 27,847,387 – – 27,847,387
Futures Contracts* ............................... 843,469 – – 843,469
Total Assets $ 684,460,931 $ – $ – $ 684,460,931

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 177,408,311 $ – $ 34,142 $ 177,442,453
Short-Term Investments ........................... 297,130 – – 297,130
Futures Contracts* ............................... 36,318 – – 36,318
Total Assets $ 177,741,759 $ – $ 34,142 $ 177,775,901
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 37,244,636 $ 305,292,641 $ – $ 342,537,277
Short-Term Investments ........................... 15,310,610 – – 15,310,610
Futures Contracts* ............................... 552,932 – – 552,932
Total Assets $ 53,108,178 $ 305,292,641 $ – $ 358,400,819
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,784,429,851 $ – $ – $ 3,784,429,851
Short-Term Investments ........................... 88,852,806 – – 88,852,806
Futures Contracts* ............................... 3,293,953 – – 3,293,953
Total Assets $ 3,876,576,610 $ – $ – $ 3,876,576,610
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 35,413,966 $ 232,464,177 $ – $ 267,878,143
Preferred Stocks
†
................................ – 3,645,313 – 3,645,313
Short-Term Investments ........................... 13,585,229 – – 13,585,229
Futures Contracts* ............................... 313,469 – – 313,469
Total Assets $ 49,312,664 $ 236,109,490 $ – $ 285,422,154
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 190,117,005 $ 76,562,305 $ –
(a)
$ 266,679,310
Preferred Stocks
†
................................ – 592,135 – 592,135
Short-Term Investments ........................... 33,112,539 – – 33,112,539
Futures Contracts* ............................... 1,794,542 – – 1,794,542
Forward Foreign Currency Exchange Contracts* ........ – 3,178,436 – 3,178,436
Total Return Swaps Contracts* ...................... – 53,359 – 53,359
Total Assets $ 225,024,086 $ 80,386,235 $ –
(a)
$ 305,410,321
LIABILITIES
Futures Contracts* ............................... $ (873,787) $ – $ – $ (873,787)
Forward Foreign Currency Exchange Contracts* ........ – (5,005,604) – (5,005,604)
Total Return Swaps Contracts* ...................... – (2,420,146) – (2,420,146)
Total Liabilities $ (873,787) $ (7,425,750) $ – $ (8,299,537)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
5. Federal Income Tax Matters
At March 31, 2023, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2022, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
6. Investment Transactions
During the period ended March 31, 2023, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 576,195,158 $ 375,462,972 $ (8,473,635) $ 366,989,337
AQR Small Cap Multi-Style Fund ............................ 75,877,676 35,871,369 (3,692,480) 32,178,889
AQR International Multi-Style Fund .......................... 365,185,072 97,674,142 (8,676,514) 88,997,628
AQR Emerging Multi-Style II Fund ........................... 445,184,229 91,204,006 (36,199,829) 55,004,177
AQR Large Cap Momentum Style Fund ....................... 459,950,990 227,822,720 (3,312,779) 224,509,941
AQR Small Cap Momentum Style Fund ....................... 137,089,254 46,317,869 (5,631,222) 40,686,647
AQR International Momentum Style Fund ..................... 262,467,140 97,699,518 (1,765,839) 95,933,679
AQR Large Cap Defensive Style Fund ........................ 2,456,739,111 1,447,060,478 (27,222,979) 1,419,837,499
AQR International Defensive Style Fund ...................... 249,912,586 46,025,691 (10,516,123) 35,509,568
AQR Global Equity Fund .................................. 269,513,568 46,883,224 (19,286,008) 27,597,216
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund
*
................................................. $ 22,780,255 $ —
AQR Emerging Multi-Style II Fund .................................................. 39,731,769 —
AQR Small Cap Momentum Style Fund .............................................. 3,777,000 —
AQR International Momentum Style Fund
*
............................................ 21,959,175 —
AQR International Defensive Style Fund ............................................. 6,406,548 7,429,335
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 233,882,508 $ 324,987,191
AQR Small Cap Multi-Style Fund ........................................................... 39,157,484 38,993,098
AQR International Multi-Style Fund ......................................................... 113,569,325 132,386,717
AQR Emerging Multi-Style II Fund .......................................................... 164,344,012 160,749,988
AQR Large Cap Momentum Style Fund ...................................................... 311,096,298 367,156,592
AQR Small Cap Momentum Style Fund ...................................................... 42,490,832 71,126,806
AQR International Momentum Style Fund .................................................... 116,700,044 140,800,116
AQR Large Cap Defensive Style Fund ....................................................... 606,147,892 1,042,626,412
AQR International Defensive Style Fund ..................................................... 25,997,099 24,930,865
AQR Global Equity Fund ................................................................. 146,202,785 164,401,981

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at March 31, 2023:
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 1,569,418 9,624 725,079 646,821
Unrealized Appreciation on Futures Contracts
*
.................. $ 1,569,418 $ 9,624 $ 725,079 $ 646,821
1,569,418 9,624 725,079 646,821
Net Fair Value of Derivative Contracts: 1,569,418 9,624 725,079 646,821
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,569,418 9,624 725,079 646,821
1,569,418 9,624 725,079 646,821
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 843,469 36,318 552,932 3,293,953
Unrealized Appreciation on Futures Contracts
*
.................. $ 843,469 $ 36,318 $ 552,932 $ 3,293,953
843,469 36,318 552,932 3,293,953
Net Fair Value of Derivative Contracts: 843,469 36,318 552,932 3,293,953
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 843,469 36,318 552,932 3,293,953
843,469 36,318 552,932 3,293,953
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 313,469 5,141,833
Unrealized Appreciation on Futures Contracts
*
................................................. $ 313,469 $ 1,794,542
Swaps at Value (Assets) ................................................................. – 53,359
Unrealized Depreciation on Futures Contracts
*
................................................ – (873,787)
Swaps at Value (Liabilities) ............................................................... – (2,420,146)
313,469 5,141,833
Foreign Exchange Rate Risk Exposure: – 8,184,040
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 3,178,436
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (5,005,604)
– 8,184,040
Net Fair Value of Derivative Contracts: 313,469 (7,467,157)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 313,469 920,755
Swaps at Value ........................................................................ – (2,366,787)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – (1,827,168)
313,469 7,467,157
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2023:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 482,425 (169,817) 810,831 (1,295,620)
Futures Contracts ....................................... $ 482,425 $ (169,817) $ 810,831 $ (1,295,620)
482,424.99 (169,816.56) 810,830.79 (1,295,619.76)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 5,373,979 457,426 2,418,179 2,891,772
Futures Contracts ....................................... 5,373,979 457,426 2,418,179 2,891,772
5,373,979 457,426 2,418,179 2,891,772
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (956,467) (303,295) 761,702 (2,944,834)
Futures Contracts ....................................... $ (956,467) $ (303,295) $ 761,702 $ (2,944,834)
(956,466.5) (303,294.93) 761,701.62 (2,944,834.21)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 4,259,803 930,090 1,987,691 17,022,652
Futures Contracts ....................................... 4,259,803 930,090 1,987,691 17,022,652
4,259,803 930,090 1,987,691 17,022,652
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 944,315 4,146,713
Futures Contracts ...................................................................... $ 944,315 $ 2,248,850
Swap Contracts ....................................................................... – 1,897,863
944,315.27 4,146,712.88
Foreign Exchange Rate Risk Exposure: – (4,750,185)
Forward Foreign Currency Exchange Contracts ................................................ – (4,750,185)
– (4,750,185)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 1,273,833 547,316
Futures Contracts ...................................................................... 1,273,833 3,631,826
Swap Contracts ....................................................................... – (3,084,509)
1,273,833 547,316
Foreign Exchange Rate Risk Exposure: – 628,632
Forward Foreign Currency Exchange Contracts ................................................ – 628,632
– 628,632

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of March 31, 2023:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,475,495.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,588,936 $ (1,588,936) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,589,500 (1,589,500) –
JPMC .......... Total Return Swap
Contracts 53,359 (53,359) –
Total JPMC 1,642,859 (1,642,859) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,231,795 (3,231,795) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,503,265 $ (1,588,936) $ 914,329 $ – $ (914,329) $ –
GSIN .......... Total Return Swap
Contracts 2,140,580 – 2,140,580 – (1,890,115) 250,465
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,502,339 (1,589,500) 912,839
JPMC .......... Total Return Swap
Contracts 279,566 (53,359) 226,207
Total JPMC 2,781,905 (1,642,859) 1,139,046 – (1,139,046) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,425,750 (3,231,795) 4,193,955 – (3,943,490) 250,465

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
For the period ended March 31, 2023, the average and ending notional/settlement balances/values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 38,470,200 $ 2,830,910 $ 15,289,152 $ 15,025,833 $ 20,063,363
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 35,584,650 634,725 21,489,125 18,317,200 25,033,388
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 5,407,120 $ 12,096,280 $ 111,011,588 $ 10,104,268 $ 90,545,167
Average Notional Balance - Short – – – – 40,533,467
Ending Notional Balance - Long 2,992,275 14,885,150 74,686,388 13,732,075 103,348,759
Ending Notional Balance - Short – – – – 26,186,555
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 261,075,039
Average Settlement Value - Sold – – – – 243,258,608
Ending Value - Purchased – – – – 315,873,491
Ending Value - Sold – – – – 279,208,848
Total Return Swaps:
Average Notional Balance - Long – – – – 8,980,326
Average Notional Balance - Short – – – – 25,921,296
Ending Notional Balance - Long – – – – 10,492,803
Ending Notional Balance - Short – – – – 47,204,007
*
Average notional/settlement balance/value is based on the average of the notional/settlement balances/values that were outstanding at the end of each quarter during the year.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2024 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund .................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
The amounts reimbursed by the Adviser for the period ended March 31, 2023, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2023 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2023 MARCH 31, 2023 20 23 20 24 20 25 20 26
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 16,452 $ 57,755 $ 5,791 $ 12,221 $ 23,291 $ 16,452
Class N ................ 429 1,992 263 607 693 429
Class R6 ............... 59,669 216,031 21,588 50,987 83,787 59,669
Totals $ 76,550 $ 275,778 $ 27,642 $ 63,815 $ 107,771 $ 76,550
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 54,322 $ 224,365 $ 13,987 $ 66,045 $ 90,011 $ 54,322
Class N ................ 3,868 25,572 1,936 9,708 10,060 3,868
Class R6 ............... 31,620 263,033 85,989 78,045 67,379 31,620
Totals $ 89,810 $ 512,970 $ 101,912 $ 153,798 $ 167,450 $ 89,810
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 17,208 $ 119,550 $ 16,441 $ 36,313 $ 49,588 $ 17,208
Class N ................ 286 6,673 1,548 2,758 2,081 286
Class R6 ............... 88,237 585,982 71,569 181,220 244,956 88,237
Totals $ 105,731 $ 712,205 $ 89,558 $ 220,291 $ 296,625 $ 105,731
AQR EMERGING MULTI-STYLE II FUND
Class I ................ $ 12,912 $ 110,509 $ 13,505 $ 38,023 $ 46,069 $ 12,912
Class N ................ 224 5,133 438 2,289 2,182 224
Class R6 ............... 115,176 1,117,923 191,768 404,749 406,230 115,176
Totals $ 128,312 $ 1,233,565 $ 205,711 $ 445,061 $ 454,481 $ 128,312
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 45,916 $ 213,429 $ 41,959 $ 50,356 $ 75,198 $ 45,916
Class N ................ 6,246 21,493 3,256 4,053 7,938 6,246
Class R6 ............... 25,973 85,709 10,181 12,805 36,750 25,973
Totals $ 78,135 $ 320,631 $ 55,396 $ 67,214 $ 119,886 $ 78,135
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 67,945 $ 379,803 $ 62,637 $ 116,031 $ 133,190 $ 67,945
Class N ................ 1,865 10,971 1,577 3,634 3,895 1,865
Class R6 ............... 19,233 111,247 15,793 38,381 37,840 19,233
Totals $ 89,043 $ 502,021 $ 80,007 $ 158,046 $ 174,925 $ 89,043
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 53,647 $ 382,623 $ 66,833 $ 128,506 $ 133,637 $ 53,647
Class N ................ 11,945 77,089 14,348 28,868 21,928 11,945
Class R6 ............... 43,465 236,879 29,833 70,444 93,137 43,465
Totals $ 109,057 $ 696,591 $ 111,014 $ 227,818 $ 248,702 $ 109,057
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ – $ – $ – $ – $ – $ –
Class N ................ 4,164 32,200 15,895 3,185 8,956 4,164
Class R6 ............... 14,079 106,889 53,705 11,516 27,589 14,079
Totals $ 18,243 $ 139,089 $ 69,600 $ 14,701 $ 36,545 $ 18,243
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 43,477 $ 316,581 $ 59,946 $ 105,567 $ 107,591 $ 43,477
Class N ................ 2,606 21,790 5,031 7,842 6,311 2,606
Class R6 ............... 60,759 328,843 37,255 86,682 144,147 60,759
Totals $ 106,842 $ 667,214 $ 102,232 $ 200,091 $ 258,049 $ 106,842
AQR GLOBAL EQUITY FUND
Class I ................ $ 700 $ 8,481 $ 1,986 $ 3,168 $ 2,627 $ 700
Class N ................ 598 3,705 511 1,304 1,292 598
Class R6 ............... 26,763 175,300 31,428 60,854 56,255 26,763
Totals $ 28,061 $ 187,486 $ 33,925 $ 65,326 $ 60,174 $ 28,061

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund, if any, are disclosed in the Schedule of Investments.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the
Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in
U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement, is included in interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings from another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
The outstanding balance of interfund borrowings of AQR Small Cap Momentum Style Fund amounting to $6,600,000 was repaid on April 3, 2023.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 17, 2023.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense in the Statements of Operations.
There were no open borrowings as of March 31, 2023 by any of the Funds.
During the reporting period, average borrowings under the line of credit were as follows:
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
OUTSTANDING
LOAN
AMOUNT
INTEREST
PAID
AQR Small Cap Momentum Style Fund .................... $ 2,196,250 5.25% $ 6,600,000 $ 2,527
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $31,740,000 5.33% 3 $14,098
AQR Small Cap Momentum Style Fund .................................. 1,800,000 5.76 1 288

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2023
March 31, 2023 (Unaudited)
13. Principal Ownership
As of March 31, 2023, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
14. New Accounting Pronouncements and Regulations
On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-
annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on
Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale
Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,
2023, and allows for early adoption. For Registered Investment Companies, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events, requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 91.35%
AQR Small Cap Multi-Style Fund ............................................ 4 90.66
AQR International Multi-Style Fund .......................................... 4 94.02
AQR Emerging Multi-Style II Fund ........................................... 4 95.63
AQR Large Cap Momentum Style Fund ....................................... 3 89.89
AQR Small Cap Momentum Style Fund ....................................... 3 90.10
AQR International Momentum Style Fund ..................................... 3 95.52
AQR Large Cap Defensive Style Fund ........................................ 5 73.97
AQR International Defensive Style Fund ...................................... 5 92.05
AQR Global Equity Fund .................................................. 3 97.44

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2023
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 3/31/2023” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/23
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,129.20 0.41% $2.18
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,128.10 0.66% $3.50
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,130.00 0.31% $1.65
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,110.80 0.61% $3.21
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
Class N
Actual Return $1,000.00 $1,109.00 0.86% $4.52
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class R6
Actual Return $1,000.00 $1,111.60 0.51% $2.68
Hypothetical Return $1,000.00 $1,022.39 0.51% $2.57
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,286.50 0.56% $3.19
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $1,285.10 0.81% $4.61
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $1,287.30 0.46% $2.62
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/23
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $1,152.20 0.72% $3.86
Hypothetical Return $1,000.00 $1,021.34 0.72% $3.63
Class N
Actual Return $1,000.00 $1,150.90 0.97% $5.20
Hypothetical Return $1,000.00 $1,020.09 0.97% $4.89
Class R6
Actual Return $1,000.00 $1,153.70 0.62% $3.33
Hypothetical Return $1,000.00 $1,021.84 0.62% $3.13
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,094.50 0.41% $2.14
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,093.50 0.66% $3.44
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,095.30 0.31% $1.62
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,088.20 0.61% $3.18
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
Class N
Actual Return $1,000.00 $1,087.50 0.86% $4.48
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class R6
Actual Return $1,000.00 $1,089.10 0.51% $2.66
Hypothetical Return $1,000.00 $1,022.39 0.51% $2.57
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,227.10 0.56% $3.11
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $1,225.50 0.81% $4.49
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $1,227.20 0.46% $2.55
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,123.90 0.41% $2.17
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,122.80 0.66% $3.49
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,124.60 0.31% $1.64
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2023
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        3/31/23
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $1,214.60 0.56% $3.09
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $1,213.50 0.81% $4.47
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $1,216.00 0.46% $2.54
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,173.40 0.81% $4.39
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class N
Actual Return $1,000.00 $1,171.60 1.06% $5.74
Hypothetical Return $1,000.00 $1,019.65 1.06% $5.34
Class R6
Actual Return $1,000.00 $1,173.80 0.71% $3.85
Hypothetical Return $1,000.00 $1,021.39 0.71% $3.58

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
May 26, 2023

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina
Principal Financial Officer
May 26, 2023